          As filed with the Securities and Exchange Commission on May 26, 2000

                                            Registration Nos. 33-78264, 811-8490
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]


                        POST-EFFECTIVE AMENDMENT NO. 19                      [X]



                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

                               AMENDMENT NO. 21                              [X]

                         Excelsior Institutional Trust

               (Exact Name of Registrant as Specified in Charter)

                               73 Tremont Street
                        Boston, Massachusetts 02108-3913
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: 617-557-8000

                          W. Bruce McConnel, III, Esq.
                           Drinker Biddle & Reath LLP
                  One Logan Square, 18/th/ and Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[_]    Immediately upon filing pursuant to paragraph (b)

[_]    on (date) pursuant to paragraph (b)
[X]    60 days after filing pursuant to paragraph (a)(1)

[_]    on (date) pursuant to paragraph (a)(1)
[_]    75 days after filing pursuant to paragraph (a)(2)
[_]    on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         EXCELSIOR INSTITUTIONAL TRUST

                              INSTITUTIONAL SHARES
                                   PROSPECTUS

                                AUGUST 1, 2000

                                  EQUITY FUND
                               VALUE EQUITY FUND
                              OPTIMUM GROWTH FUND
                                  INCOME FUND
                             TOTAL RETURN BOND FUND
                           INTERNATIONAL EQUITY FUND

                               INVESTMENT ADVISER
                    UNITED STATES TRUST COMPANY OF NEW YORK
                               U.S. TRUST COMPANY


  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.
           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

Excelsior Institutional Trust is a mutual fund family that offers shares in separate investment portfolios (Funds). The Funds have individual investment goals and strategies. This prospectus gives you important information about the Institutional Shares of the Funds that you should know before investing. Please read this prospectus and keep it for future reference.


This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:


                                                        PAGE
  EQUITY FUND                                            XXX
  VALUE EQUITY FUND                                      XXX
  OPTIMUM GROWTH FUND                                    XXX
  INCOME FUND                                            XXX
  TOTAL RETURN BOND FUND                                 XXX
  INTERNATIONAL EQUITY FUND                              XXX
  MORE INFORMATION ABOUT RISK                            XXX
  MORE INFORMATION ABOUT FUND INVESTMENTS                XXX
  THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS          XXX
  PURCHASING, SELLING AND EXCHANGING FUND SHARES         XXX
  DIVIDENDS AND DISTRIBUTIONS                            XXX
  TAXES                                                  XXX
  FINANCIAL HIGHLIGHTS                                   XXX
  HOW TO OBTAIN MORE INFORMATION ABOUT
  EXCELSIOR INSTITUTIONAL TRUST                          Back Cover

INTRODUCTION - RISK/RETURN INFORMATION COMMON TO ALL FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal.
The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in a Fund, just as you could with other investments. A Fund share is not a bank deposit and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

THE ADVISER'S EQUITY INVESTMENT PHILOSOPHY

The Adviser manages the Equity Fund, Value Equity Fund and Optimum Growth Fund with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental investment strategies, value and growth. The Adviser believes that, over the long-term, the blending of these strategies will result in reduced volatility. These strategies are combined with "longer-term investment themes" to assess the investment potential of individual companies. Specific investment selection is a "bottom-up" approach, guided by these strategies and themes to ensure proper diversification, risk control and market focus.

VALUE

This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, the Adviser is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

GROWTH

This long-term strategy consists of buying and holding equity securities of companies which it believes to be of high quality and high growth potential Typically, these companies are industry leaders with the potential to dominate their markets by being low-cost, high-quality producers of products or services. Usually these companies have an identifiable competitive advantage. The Adviser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will reward consistently above average earnings growth with greater-than-average capital appreciation over the long-term.

THEMES

To complete the Adviser's investment philosophy in managing the funds, the investment strategies discussed above are applied in concert with long-term investment themes to identify investment opportunities. The Adviser believes these longer-term themes represent strong and inexorable trends arising from economic, social, demographic and cultural forces. The Adviser also believes that understanding the instigation, catalysts and effects of these long-term trends will enable them to identify companies that are currently or will soon benefit from these trends.

EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                      Long-term capital appreciation

INVESTMENT FOCUS                     Common stocks of U.S. companies

SHARE PRICE VOLATILITY               High

PRINCIPAL INVESTMENT STRATEGY        Investing in common stocks that the Adviser
                                     believes are undervalued in the market

INVESTOR PROFILE                     Investors seeking growth of capital, and
                                     who are willing to accept the risks of
                                     investing in equity securities

INVESTMENT OBJECTIVE

The Equity Fund seeks to provide long-term capital appreciation. This objective may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE EQUITY FUND

The Equity Fund invests primarily (at least 65% of its assets) in larger capitalization (i.e., companies with market capitalizations over $5 billion) common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size, including small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to identify companies with characteristics that will lead to future earnings growth or recognition of their true value. In particular, the Adviser looks for companies that its fundamental analysis indicates are positioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience accelerating growth in the future.

PRINCIPAL RISKS OF INVESTING IN THE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that large capitalization U.S. equity securities may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.


                     1996                                  19.86%
                     1997                                  31.72%
                     1998                                  24.95%
                     1999                                   X.XX%

                  BEST QUARTER                           WORST QUARTER
                     X.XX%                                   X.XX%
                   (XX/XX/XX)                              (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was X.XX%.

This table compares the average annual total return of the Fund's Institutional Shares for the periods ended December 31, 1999 to those of the Standard & Poors 500 Composite Stock Price Index.

                                                      1 YEAR   SINCE INCEPTION
------------------------------------------------------------------------------
EQUITY FUND (INSTITUTIONAL SHARES)                    X.XX%         X.XX%*
STANDARD & POORS 500 COMPOSITE STOCK PRICE INDEX      XX.X%         X.XX%**

*  Since January 16, 1995
** Since December 31, 1994

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


Management Fees                                                 X.XX%
Other Expenses
    Administrative Servicing Fee                X.XX%
    Other Operating Expenses                    X.XX%
Total Other Expenses                                            X.XX%
---------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            X.XX%
Fee Waivers and Expense Reimbursements                          X.XX%
---------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                              X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser and Portfolio Managers."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR         3 YEARS            5 YEARS           10 YEARS
       $XXX            $XXX               $XXX             $XXXX

VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

INVESTMENT FOCUS                   Common stocks of U.S. companies

SHARE PRICE VOLATILITY             High

PRINCIPAL INVESTMENT STRATEGY      Investing in common stocks that the Adviser
                                   believes are undervalued by the market

INVESTOR PROFILE                   Investors seeking growth of capital, and who
                                   are willing to accept the risks of investing in equity securities

INVESTMENT OBJECTIVE

The Value Equity Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE VALUE EQUITY FUND

The Value Equity Fund invests primarily (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes are undervalued, at current market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and may invest in companies of any size.

In selecting investments for the Fund, the Adviser combines fundamental research with valuation constraints to identify companies trading at what the Adviser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the catalysts necessary to realize this value.

PRINCIPAL RISKS OF INVESTING IN THE VALUE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that undervalued equity securities may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.


                    1997                                   27.31%
                    1998                                   20.52%
                    1999                                    X.XX%

                 BEST QUARTER                           WORST QUARTER
                    X.XX%                                   X.XX%
                  (XX/XX/XX)                             (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was X.XX%.

This table compares the average annual total returns of the Fund's Institutional Shares for the periods ended December 31, 1999 to those of the Russell 1000 Value Index.

                                                  1 YEAR      SINCE INCEPTION
------------------------------------------------------------------------------
VALUE EQUITY FUND (INSTITUTIONAL SHARES)          X.XX%            X.XX%*
RUSSELL 1000 VALUE INDEX                          X.XX%            X.XX%**

*   Since June 1, 1996
**  Since May 31, 1996

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                X.XX%
Other Expenses
    Administrative Servicing Fee               X.XX%
    Other Operating Expenses                   X.XX%
Total Other Expenses                                           X.XX%
--------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                           X.XX%
Fee Waivers and Expense Reimbursements                         X.XX%
--------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                             X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser and Portfolio Managers."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR           3 YEARS             5 YEARS           10 YEARS
      $XXX              $XXX                $XXX             $XXXX

OPTIMUM GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                       Superior, risk-adjusted total return

INVESTMENT FOCUS                      Common stocks of U.S. companies

SHARE PRICE VOLATILITY                High

PRINCIPAL INVESTMENT STRATEGY         Invests in common stocks that the Adviser
                                      believes have strong growth prospects

INVESTOR PROFILE                      Investors seeking total return, and who
                                      are willing to accept the risks of
                                      investing in equity securities

INVESTMENT OBJECTIVE

The Optimum Growth Fund seeks superior, risk-adjusted total return. This objective may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE OPTIMUM GROWTH FUND

The Optimum Growth Fund invests primarily (at least 65% of its assets) in common stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large-capitalization companies (i.e., companies with market capitalizations over $1.5 billion) in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to identify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further diversifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systematically selects companies that it believes, based on quantitative screening, complements the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund.

PRINCIPAL RISKS OF INVESTING IN THE OPTIMUM GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in medium capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that medium to large capitalization U.S. equity securities may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.


                     1997                                  33.51%
                     1998                                  65.23%
                     1999                                   X.XX%

                 BEST QUARTER                           WORST QUARTER
                    X.XX%                                   X.XX%
                  (XX/XX/XX)                             (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was X.XX%.

This table compares the average annual total returns of the Fund's Institutional Shares for the periods ended December 31, 1999 to those of the Russell 1000 Growth Index.

                                                 1 YEAR      SINCE INCEPTION
----------------------------------------------------------------------------
Optimum Growth Fund (Institutional Shares)       X.XX%            X.XX%*
RUSSELL 1000 GROWTH INDEX                        X.XX%            X.XX%**

*   Since June 1, 1996
**  Since May 31, 1996

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*


Management Fees                                                  X.XX%

Other Expenses
    Administrative Servicing Fee                 X.XX%
    Other Operating Expenses                     X.XX%
Total Other Expenses                                             X.XX%
----------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                             X.XX%
Fee Waivers and Expense Reimbursements                           X.XX%
----------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                               X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser and Portfolio Managers."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR           3 YEARS             5 YEARS              10 YEARS
       $XXX              $XXX                $XXX                $XXXX

INCOME FUND

FUND SUMMARY



INVESTMENT GOAL                       Current income, consistent with moderate
                                      risk of capital and liquidity

INVESTMENT FOCUS                      Investment grade fixed income securities

SHARE PRICE VOLATILITY                Medium

PRINCIPAL INVESTMENT STRATEGY         Investing in investment grade government
                                      and corporate fixed income securities

INVESTOR PROFILE                      Investors seeking current income, and
                                      who are willing to accept the risks of
                                      investing in fixed income securities of
                                      varying maturities


INVESTMENT OBJECTIVE

The Income Fund seeks to provide as high a level of current interest income as is consistent with moderate risk of capital and maintenance of liquidity. This objective may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE INCOME FUND

The Income Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the two highest rating categories by a major rating agency. However, the Fund may invest without limit in securities rated at the time of investment in one of the three highest rating categories by a major rating agency and may place up to 35% of its assets in fixed income securities that are rated below investment grade. These securities are sometimes called "high yield" or "junk" bonds. The Fund also may invest a portion of its assets in dollar-denominated fixed income securities of foreign issuers and mortgage-backed securities.

There is no limit on the Fund's average maturity or on the maximum maturity of a particular security. The Adviser manages the Fund's average portfolio maturity in light of current market and economic conditions to provide a competitive current yield and reasonable principal volatility. In selecting particular investments, the Adviser looks for securities that offer relative value, based on its assessment of real interest rates and the yield curve. The fixed income securities held by the Fund also may have the potential for moderate price appreciation.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may affect the Fund's performance.

PRINCIPAL RISKS OF INVESTING IN THE INCOME FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

Junk bonds involve greater risks of default or downgrade and are more volatile than investment grade securities. Junk bonds involve greater risk of default or price declines than investment grade securities due to actual or perceived changes in an issuer's creditworthiness. In addition, issuers of junk bonds may be more susceptible than other issuers to economic downturns. Junk bonds are subject to the risk that the issuer may not be able to pay interest or dividends and ultimately to repay principal upon maturity. Discontinuation of these payments could substantially adversely affect the market value of the security.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities as well as credit risk. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.


                      1996                                 2.51%
                      1997                                 9.28%
                      1998                                 8.46%
                      1999                                 X.XX%

                 BEST QUARTER                           WORST QUARTER
                    X.XX%                                   X.XX%
                  (XX/XX/XX)                             (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was X.XX%.

This table compares the average annual total returns of the Fund's Institutional Shares for the periods ended December 31, 1999 to those of the Lehman Brothers Intermediate Govt/Corp Bond Index.

                                                       1 YEAR    SINCE INCEPTION
--------------------------------------------------------------------------------
Income Fund (Institutional Shares)                      X.XX%          X.XX%*
Lehman Brothers Intermediate Govt/Corp Bond Index       X.XX%          X.XX%**

*  Since January 16, 1995
** Since December 31, 1994

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                  X.XX%
Other Expenses
    Administrative Servicing Fee                 X.XX%
    Other Operating Expenses                     X.XX%
Total Other Expenses                                             X.XX%
----------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                             X.XX%
Fee Waivers and Expense Reimbursements                           X.XX%
----------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                               X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser and Portfolio Managers."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR             3 YEARS             5 YEARS            10 YEARS
        $XXX                $XXX                $XXX              $XXXX

TOTAL RETURN BOND FUND

FUND SUMMARY

INVESTMENT GOAL                       Total return

INVESTMENT FOCUS                      Investment grade fixed income securities

SHARE PRICE VOLATILITY                Medium

PRINCIPAL INVESTMENT STRATEGY         Investing in investment grade government
                                      and corporate fixed income securities

INVESTOR PROFILE                      Investors seeking total return, and who
                                      are willing to accept the risks of
                                      investing in fixed income securities of
                                      varying maturities

INVESTMENT OBJECTIVE

The Total Return Bond Fund seeks to maximize the total rate of return consistent with moderate risk of capital and maintenance of liquidity. This objective may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE TOTAL RETURN BOND FUND

The Total Return Bond Fund invests primarily (at least 65% of its assets) in fixed income securities issued or guaranteed by the U.S. government, its agencies and instrumentalities, and corporate issuers rated at the time of investment in one of the two highest rating categories by a major rating agency. However, the Fund may invest without limit in securities rated at the time of investment in one of the three highest rating categories by a major rating agency. The Fund also may invest a portion of its assets in dollar-denominated fixed income securities of foreign issuers and mortgage-backed securities.

There is no limit on the Fund's average maturity or on the maximum maturity of a particular security. The Adviser manages the Fund by balancing yield, average maturity and risk in light of its assessment of real interest rates and the yield curve to provide maximum preservation of purchase power. In selecting particular investments, the Adviser looks for fixed income securities that offer relative value and potential for moderate price appreciation.

Due to its investment strategy, the Fund may buy and sell securities frequently. This may result in higher transaction costs and additional capital gains tax liabilities and may affect the Fund's performance.

PRINCIPAL RISKS OF INVESTING IN THE TOTAL RETURN BOND FUND

The prices of the Fund's fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments. Generally, the Fund's fixed income securities will decrease in value if interest rates rise, and the volatility of lower rated securities is even greater than that of higher rated securities.

The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

The Fund's U.S. government securities are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies are backed by the U.S. Treasury, while others are backed solely by the ability of the agency to borrow from the U.S. Treasury or by the agency's own resources.

The Fund also may be subject to risks particular to its investments in foreign fixed income securities as well as credit risk. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that long-term fixed income securities may underperform other segments of the fixed income market or the fixed income markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.


                      1996                                 2.66%
                      1997                                 9.23%
                      1998                                 9.22%
                      1999                                 X.XX%

                 BEST QUARTER                           WORST QUARTER
                    X.XX%                                   X.XX%
                  (XX/XX/XX)                             (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was X.XX%.

This table compares the average annual total returns of the Fund's Institutional Shares for the periods ended December 31, 1999 to those of the Lehman Brothers Govt/Corp Bond Index.

                                                   1 YEAR      SINCE INCEPTION
------------------------------------------------------------------------------
Total Return Bond Fund (Institutional Shares)      X.XX%           X.XX%*
Lehman Brothers Govt/Corp Bond Index               X.XX%           X.XX%**


*  Since January 19, 1995
** Since December 31, 1994

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                    X.XX%
Other Expenses
    Administrative Servicing Fee                   X.XX%
    Other Operating Expenses                       X.XX%
Total Other Expenses                                               X.XX%
------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               X.XX%
Fee Waivers and Expense Reimbursements                             X.XX%
------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                 X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser and Portfolio Managers."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

       1 YEAR           3 YEARS           5 YEARS           10 YEARS
        $XXX              $XXX              $XXX             $XXXX

INTERNATIONAL EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                     Long-term capital appreciation

INVESTMENT FOCUS                    Foreign equity securities

SHARE PRICE VOLATILITY              High

PRINCIPAL INVESTMENT STRATEGY       Investing in a diversified portfolio of
                                    equity securities of issuers in developed foreign countries and, to a lesser extent, emerging markets

INVESTOR PROFILE                    Investors seeking long-term capital
                                    appreciation, who are willing to accept
                                    the risks of investing in companies located in foreign countries

INVESTMENT OBJECTIVE

The International Equity Fund seeks to provide long-term capital appreciation through investment in a diversified portfolio of marketable foreign securities. This objective may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE INTERNATIONAL EQUITY FUND

The International Equity Fund invests primarily (at least 65% of its assets) in equity securities of larger, more established companies located in developed foreign markets, which include most nations in western Europe and the more developed nations in the Pacific Basin and Latin America. The Fund may invest to a lesser extent in less developed countries and regions to capitalize on opportunities in emerging markets. Emerging market countries are countries that the World Bank or the United Nations considers to be emerging or developing.
The Adviser generally does not attempt to hedge the effects of currency value fluctuations on the Fund's investments on an on-going basis.

The Adviser selects investments for the Fund by applying a bottom-up investment approach designed to identify companies that the Adviser expects to experience sustainable earnings growth and to benefit from global economic trends or promising technologies or products and whose value is not recognized in the prices of their securities. The Adviser continuously analyzes companies in a broad range of foreign markets, giving particular emphasis to each company's scope of operations and economic ties to one or more specific countries. While the Fund generally invests in companies in a variety of countries, industries and sectors, the Adviser does not attempt to invest a specific percentage of the Fund's assets in a given country, region or industry. The Fund will make investments in companies located in emerging markets only where the Adviser believes that such companies' growth/appreciation potential transcends their location or operations in emerging market countries.

PRINCIPAL RISKS OF INVESTING IN THE INTERNATIONAL EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country. These various risks will be even greater for investments in emerging market countries since political turmoil and rapid changes in economic conditions are more likely to occur in these countries.

Emerging markets may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in other countries. As a result, there will tend to be an increased risk of price volatility associated with the Fund's investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar.

The Fund is also subject to the risk that foreign equity securities may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's Institutional Shares from year to year.


                     1996                                  14.75%
                     1997                                  -4.59%
                     1998                                  10.13%
                     1999                                   X.XX%

                 BEST QUARTER                           WORST QUARTER
                    X.XX%                                   X.XX%
                  (XX/XX/XX)                             (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was X.XX%.

This table compares the average annual total returns of the Fund's Institutional Shares for the periods ended December 31, 1999 to those of the FT/S&P -Actuaries World Indices - World Excluding U.S. Index.

                                                                1 YEAR    SINCE INCEPTION
------------------------------------------------------------------------------------------
International Equity Fund (Institutional Shares)                X.XX%          X.XX%*
FT/S&P - Actuaries World Indices - World Excluding U.S. Index   X.XX%          X.XX%**

*  Since January 24, 1995
** Since December 31, 1994

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (paid directly from your investment)

Redemption Fee (as a percentage of amount redeemed, if applicable)*        2.00%

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)**

Management Fees                                                      X.XX%
Other Expenses
    Administrative Servicing Fee                     X.XX%
    Other Operating Expenses                         X.XX%
Total Other Expenses                                                 X.XX%
--------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 X.XX%
Fee Waivers and Expense Reimbursements                               X.XX%
--------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                   X.XX%

* This redemption fee is charged if you redeem or exchange your shares within 30 days of the date of purchase. See "How to Sell Your Shares" for more information.
** The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser and Portfolio Managers."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

      1 YEAR         3 YEARS          5 YEARS            10 YEARS
       $XXX            $XXX            $XXXX              $XXXX

MORE INFORMATION ABOUT RISK


 EQUITY RISK - Equity securities include public      Equity Fund
 and privately issued equity securities, common      Value Equity Fund
 and preferred stocks, warrants, rights to           Optimum Growth Fund
 subscribe to common stock and convertible           International Equity Fund
 securities, as well as instruments that attempt to track the price movement of equity indices.
 Investments in these securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

 SMALL CAP RISK - The smaller capitalization         Equity Fund
 companies in which the Funds may invest may be      Value Equity Fund
 more vulnerable to adverse business or economic events than larger, more established companies.
 In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

 MID CAP RISK - The medium capitalization            Equity Fund
 companies that the Funds may invest in may be       Value Equity Fund
 more vulnerable to adverse business or economic     Optimum Growth Fund
 events than larger companies. In particular, these companies may have limited product lines, markets and financial resources, and may depend on a relatively small management group.
 Therefore, medium capitalization stocks may be more volatile than those of larger companies.

 FIXED INCOME RISK - The market value of fixed       Income Fund
 income investments change in response to            Total Return Bond Fund
 interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. As the average maturity or duration of a security lengthens, the risk that the price of such security will become more volatile increases.
 Duration approximates the price sensitivity of a security to changes in interest rates. In contrast to maturity which measures only time until final payment, duration combines consideration of yield, interest payments, final maturity and call features.

     CALL RISK - During periods of falling           Income Fund
      interest rates, certain debt obligations       Total Return Bond Fund
      with high interest rates may be prepaid (or
      "called") by the issuer prior to maturity.
      This may cause a Fund's average weighted maturity to fluctuate, and may require a Fund to invest the resulting proceeds at lower interest rates.

     CREDIT RISK - The possibility that an issuer    Income Fund
      will be unable to make timely payments of      Total Return Bond Fund
      either principal or interest.

     EVENT RISK - Securities may suffer declines     Income Fund
      in credit quality and market value due to      Total Return Bond Fund
      issuer restructurings or other factors.
      This risk should be reduced because of a Fund's multiple holdings.

      HIGH-YIELD, LOWER RATED SECURITIES (or "junk    Income Fund
      bonds") are subject to additional risks
      associated with investing in high-yield
      securities, including:

* Greater risk of default or price declines due to changes in the issuer's creditworthiness.

* A thinner and less active market which may increase price volatility and limit the ability of a Fund to sell these securities at their carrying values.

* Prices for high-yield, lower rated securities may be affected by investor perception of issuer credit quality and the outlook for economic growth, such that prices may move independently of interest rates and the overall bond market.

 MORTGAGE-BACKED SECURITIES - Mortgage-backed        Income Fund
 securities are fixed income securities              Total Return Bond Fund
 representing an interest in a pool of underlying mortgage loans. They are sensitive to changes in interest rates, but may respond to these changes differently from other fixed income securities due to the possibility of prepayment of the underlying mortgage loans. As a result, it may not be possible to determine in advance the actual maturity date or average life of a mortgage-backed security. Rising interest rates tend to discourage refinancings, with the result that the average life and volatility of the security will increase, exacerbating its decrease in market price. When interest rates fall, however, mortgage-backed securities may not gain as much in market value because of the expectation of additional mortgage prepayments that must be reinvested at lower interest rates.
 Prepayment risk may make it difficult to calculate the average maturity of a portfolio of mortgage-backed securities and, therefore, to assess the volatility risk of that portfolio.


 TECHNOLOGY RISK - The Funds may invest in           Equity Fund
 securities of issuers engaged in the technology     Value Equity Fund
 sector of the economy.  These securities may        Optimum Growth Fund
 underperform stocks of other issuers or the         Income Fund
 market as a whole. To the extent that the Funds invest in issuers conducting business in the technology market sector, the Funds are subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, a Fund's investment in technology companies may subject it to more volatile price movements.

 FOREIGN SECURITY RISKS - Investments in              All Funds
 securities of foreign companies or governments can be more volatile than investments in U.S.
 companies or governments.  Diplomatic,
 political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.
 Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
 securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

 CURRENCY RISK - Investments in foreign securities    All Funds
 denominated in foreign currencies involve additional risks, including:

* A Fund may incur substantial costs in
  connection with conversions between various currencies.

* Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other conditions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

On January 13, 2000, The Charles Schwab Corporation ("Schwab") and U.S. Trust Corporation announced that they had signed an agreement to merge (the "Merger"). The Merger is subject to the approval of U.S. Trust Corporation shareholders and is expected to close in the second quarter of 2000. Under the terms of the agreement, U.S. Trust Corporation will retain its name and continue to provide investment management, fiduciary, financial planning and private banking services. As a result, U.S. Trust will continue to serve as the investment adviser to the Funds. The Merger, however, will represent a change of ownership of the Adviser's parent corporation and, as such, will have the effect under the Investment Company Act of 1940 of terminating the existing advisory agreements between Excelsior Institutional Trust and the Adviser.

As a consequence of the Merger and in order to facilitate the investment management of the Funds, the Board of Trustees of Excelsior Institutional Trust approved new advisory agreements with the Adviser on March 3, 2000. The new advisory agreements were subsequently approved by a vote of shareholders of the Funds at meetings held in May 2000. The new advisory agreements will become effective on the date of the Merger.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1999, U.S. Trust had approximately $86 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY 10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Trustees of Excelsior Institutional Trust supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2000, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

  Equity Fund                              X.XX%
  Value Equity Fund                        X.XX%
  Optimum Growth Fund                      X.XX%
  Income Fund                              X.XX%
  Total Return Bond Fund                   X.XX%
  International Equity Fund                X.XX%


PORTFOLIO MANAGERS

Leigh H. Weiss has served as portfolio manager for the Equity Fund since January 1996. Mr. Weiss is a Managing Director and Senior Portfolio Manager of U.S. Trust and has been with U.S. Trust since 1993. Mr. Weiss is primarily responsible for the day to day management of the Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

David J. Williams has served as portfolio manager for the Value Equity Fund since its inception. Mr. Williams is a Managing Director and Senior Portfolio Manager for U.S. Trust and has been with U.S. Trust since 1987. Mr. Williams is primarily responsible for the day to day management of the Value Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

All investment decisions for the Optimum Growth Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee. United States Trust Company of New York provides its investment advisory services to the Optimum Growth Fund primarily through its Campbell Cowperthwait division.

Alexander R. Powers has served as portfolio manager for the Income and Total Return Bond Funds since December 1996. Mr. Powers is a Managing Director of U.S. Trust's Taxable Fixed-Income Investments and has been with U.S. Trust since July 1996. From 1988 to 1996, Mr. Powers was the Manager of Taxable Fixed-Income Investments at Chase Asset Management. Mr. Powers is primarily responsible for the day to day management of the Income and Total Return Bond Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Rosemary Sagar has served as portfolio manager for the International Equity Fund since December 1998. Ms. Sagar is the Managing Director of U.S. Trust's Global Investment Division and she has been with U.S. Trust since 1996. From 1991 to 1996, Ms. Sagar was Senior Vice President for international equity investments for General Electric Investments Corp. in Stamford, CT. Ms. Sagar is primarily responsible for the day to day management of the International Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares of the Funds.

     INSTITUTIONAL SHARES
     . No sales charge
     . No 12b-1 fees
     . No minimum initial or subsequent investment

Institutional Shares are offered only to financial institutions investing for their own or their customers' accounts. For information on how to open an account and set up procedures for placing transactions call (800) 909-1989 (from overseas, call (617) 557-1755). Customers of financial institutions should contact their institutions for information on their accounts.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:

 . Mail
 . Telephone

To purchase shares directly from us, please call (800) 909-1989 (from overseas, call (617) 557-1755), or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire, write your check, payable in U.S. dollars, to "Excelsior Institutional Trust" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA#021000021
Excelsior Institutional Trust
Credit DDA 910-2-733046
[Account Registration]
[Account Number]
[Wire Control Number]

Investors making initial investments by wire must promptly complete the enclosed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost, which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of these securities may change on days when you cannot purchase or sell Fund shares.

HOW TO SELL YOUR FUND SHARES

You may sell shares directly by:

 . Mail, or
 . Telephone

Holders of Institutional Shares may sell shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 909-1989 (from overseas, call (617) 557-1755).

You may sell your shares by sending a written request for redemption to:

Excelsior Institutional Trust
c/o Chase Global Funds Services Company
P.O. Box 2798
Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell (sometimes called "redeem") your shares on any Business Day by contacting a Fund directly by telephone at (800) 909-1989 (from overseas, call (617) 557-1755). We may reject a telephone redemption request if we deem it advisable to do so.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.

A redemption fee of 2% of the value of the shares redeemed or exchanged will be imposed on shares in the International Equity Fund redeemed or exchanged 30 days or less after their date of purchase. The redemption fee is intended to limit short-term trading in the Fund or, to the extent that short-term trading persists, to impose the costs of that type of activity on the shareholders who engage in it. The redemption fee will be paid to the Fund. The Fund reserves the right, at its discretion, to waive, modify or terminate the redemption fee. No redemption fee will be charged on redemptions and exchanges that occur as a result of (i) a bona fide investment policy committee decision of a recognized financial institution with respect to an asset allocation program, (ii) shares acquired through the reinvestment of dividends or capital gains or (iii) shares redeemed as part of a systematic withdrawal plan that represent 4% or less of the investor's investment subject to the plan account. For purposes of omnibus accounts, the redemption fee will be determined at the sub-account level.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds the Business Day after we receive your request in good order. Your proceeds can be wired to your bank account or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.

HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day for Institutional Shares of any portfolio of Excelsior Institutional Trust, or for Institutional Shares of the Money or Government Money Funds of Excelsior Funds, Inc. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

IF YOU RECENTLY PURCHASED SHARES BY CHECK, YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

There is a 2.00% redemption fee on shares exchanged within 30 days of purchase. See "How to Sell Your Fund Shares" above for more information.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

AUTHORIZED INTERMEDIARIES

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Funds shares. Some of these organizations may charge a fee for these transactions. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

SHAREHOLDER SERVICING

The Funds are permitted to pay a shareholder servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange request and providing periodic account statements. The shareholder servicing fee may be up to 0.40% of the average daily net asset value of Fund shares held by clients of a shareholder organization.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income as follows:

Equity Fund                           Declared and Paid Quarterly
Value Equity Fund               Declared and Paid Quarterly
Optimum Growth Fund             Declared and Paid Quarterly
Income Fund                     Declared Daily and Paid Monthly
Total Return Bond Fund          Declared Daily and Paid Monthly
International Equity Fund       Declared and Paid Semi-annually

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its affiliates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES


Each Fund will distribute substantially all of its taxable income including its net capital gain (the excess of long-term capital over short-term capital loss), if any. Distributions you receive from a Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other fund distributions will generally be taxable as ordinary income.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

It is expected that the Funds will be subject to foreign withholding taxes with respect to dividends or interest, if any, received from sources in foreign countries. In the case of the International Equity Fund, it may make an election to treat a proportionate amount of such taxes as constituting a distribution to each shareholder, which would allow each shareholder either (1) to credit such proportionate amount of taxes against U.S. federal income tax liability or (2) to take such amount as an itemized deduction.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about Institutional Shares of the Fund. This information is intended to help you understand the Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _____________________, independent public accountants. Their report, along with the Fund's financial statements, are incorporated by reference into our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 909-1989 (from overseas, call (617) 557-1755).

EQUITY FUND

                                               YEAR ENDED MARCH 31,
                                               -------------------
                                                                               TEN MONTHS ENDED         YEAR ENDED
                                           2000         1999       1998       -------------------      ------------
                                           ----         ----       ----       MARCH 31, 1997/(A)/      MAY 31, 1996
                                                                              -------------------      ------------
Net Asset Value, Beginning of Period                   $ 12.69    $  9.65           $  8.93               $ 7.73
                                                       -------    -------           -------               ------
Investment Operations:
   Net investment income                                  0.04       0.05              0.05                 0.11
   Net realized and unrealized gain                       2.47       4.67              0.86                 1.20
                                                       -------    -------           -------               ------
        Total from Investment Operations                  2.51       4.72              0.91                 1.31
                                                       -------    -------           -------               ------
Distributions:
   From net investment income                            (0.04)     (0.06)            (0.07)               (0.11)
   From net realized gains                               (0.20)     (1.62)            (0.12)                  --
                                                       -------    -------           -------               ------
        Total Distributions                              (0.24)     (1.68)            (0.19)               (0.11)
                                                       -------    -------           -------               ------
Net Asset Value, End of Period                         $ 14.96    $ 12.69           $  9.65               $ 8.93
                                                       =======    =======           =======               ======
Total Return                                             20.13%     51.58%            10.22%/(c)/          17.04%
Ratios/Supplemental Data
Ratios to Average Net Assets
   Net Expenses                                           0.70%      0.70%             0.70%/(e)/           0.36%
   Gross Expenses /(d)/                                   0.90%      0.90%             0.92%/(e)/           1.49%
   Net Investment Income                                  0.28%      0.46%             0.70%/(e)/           1.32%
Portfolio Turnover Rate                                     37%        26%               32%/(e)/            113%
Net Assets at End of Period (in millions)              $180.11    $138.33           $118.56               $23.50

-----------
(a)  The Fund changed its fiscal year end to March 31.
(b)  Commencement of operations.
(c)  Not annualized.

(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.
(e)  Annualized.

VALUE EQUITY FUND

                                                                            Year Ended March 31,
                                                                          ------------------------
                                                                                                      June 1, 1996(a)
                                                                                                     -----------------
                                                                          2000    1999      1998     to March 31, 1997
                                                                          ----   ------    ------    -----------------
Net Asset Value, Beginning of Period                                             $16.12    $11.33           $10.00
                                                                                 ------    ------           ------
Investment Operations:
     Net investment income                                                         0.13      0.11             0.08
     Net realized and unrealized gain                                              0.52      5.59             1.31
                                                                                 ------    ------           ------
          Total from Investment Operations                                         0.65      5.70             1.39
                                                                                 ------    ------           ------
Distributions:
     From net investment income                                                   (0.12)    (0.11)           (0.06)
     From net realized gains                                                      (1.32)    (0.80)              --
                                                                                 ------    ------           ------
          Total Distributions                                                     (1.44)    (0.91)           (0.06)
                                                                                 ------    ------           ------
Net Asset Value, End of Period                                                   $15.33    $16.12           $11.33
                                                                                 ======    ======           ======
Total Return                                                                       4.80%    51.67%           13.91%/(b)/
Ratios/Supplemental Data
Ratios to Average Net Assets
     Net Expenses                                                                  0.70%     0.70%            0.70%/(c)/
     Gross Expenses/(d)/                                                           0.97%     1.00%            1.12%/(c)/
     Net Investment Income                                                         0.87%     0.81%            0.94%/(c)/
Portfolio Turnover Rate                                                              55%       51%              64%/(c)/
Net Assets at End of Period (in millions)                                        $39.31    $34.77           $23.69

(a)  Commencement of operations.
(b)  Not annualized.

(c)  Annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.

OPTIMUM GROWTH FUND

                                                                               Year Ended March 31,
                                                                             ------------------------
                                                                                                        June 1, 1996/(a)/
                                                                                                        -----------------
                                                                             2000     1999      1998    to March 31, 1997
                                                                             ----   ------    ------    -----------------
Net Asset Value, Beginning of Period                                                $16.33    $10.19          $10.00
                                                                                    ------    ------          ------
Investment Operations:
     Net investment income                                                              --      0.03            0.05
     Net realized and unrealized gain (loss)                                         11.22      6.15            0.17
                                                                                    ------    ------          ------
          Total from Investment Operations                                           11.22      6.18            0.22
                                                                                    ------    ------          ------
Distributions:
     From net investment income                                                         --     (0.04)          (0.03)
     From net realized gains                                                            --        --              --
                                                                                    ------    ------          ------
          Total Distributions                                                           --     (0.04)          (0.03)
                                                                                              ------          ------
Net Asset Value, End of Period                                                      $27.55    $16.33          $10.19
                                                                                    ======    ======          ======
Total Return                                                                         68.74%    60.85%           2.23%/(b)/
Ratios/Supplemental Data
Ratios to Average Net Assets
     Net Expenses                                                                     0.71%     0.70%           0.70%/(c)/
     Gross Expenses/(d)/                                                              0.93%     0.97%           1.11%/(c)/
     Net Investment Income                                                            0.00%     0.23%           0.66%/(c)/
Portfolio Turnover Rate                                                                 22%       19%             20%/(c)/
Net Assets at End of Period (in millions)                                           $88.05    $51.44          $27.18

(a)  Commencement of operations.

(b)  Not annualized.
(c)  Annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.
(e)  Amount represents less than $0.01 per share.

INCOME FUND

                                                                  Year Ended March 31,
                                                              ----------------------------
                                                                                               Ten Months Ended       Year Ended
                                                              2000      1999         1998     -------------------    ------------
                                                              ----     ------       ------    March 31, 1997/(a)/    May 31, 1996
                                                                                              -------------------    ------------
Net Asset Value, Beginning of Period                                   $ 7.23       $ 6.90          $ 6.99              $ 7.33
                                                                       ------       ------          ------              ------
Investment Operations:
     Net investment income                                               0.40         0.44            0.38                0.51
     Net realized and unrealized gain (loss)                             0.03         0.35           (0.01)              (0.27)
                                                                       ------       ------          ------              ------
          Total from Investment Operations                               0.43         0.79            0.37                0.24
                                                                       ------       ------          ------              ------
Distributions:
     From net investment income                                         (0.41)       (0.44)          (0.38)              (0.51)
     In excess of net investment income                                    -- /(f)/     -- /(f)/        --                  --
     From net realized gains                                            (0.25)       (0.02)          (0.08)              (0.07)
                                                                       ------       ------          ------              ------
          Total Distributions                                           (0.66)       (0.46)          (0.46)              (0.58)
                                                                       ------       ------          ------              ------
Net Asset Value, End of Period                                         $ 7.00       $ 7.23          $ 6.90              $ 6.99
                                                                       ======       ======          ======              ======
Total Return                                                             5.94%       11.78%           5.39%/(c)/          3.18%
Ratios/Supplemental Data
Ratios to Average Net Assets
     Net Expenses                                                        0.50%        0.50%           0.50%/(e)/          0.26%
     Gross Expenses/(d)/                                                 0.91%        0.91%           0.96%/(e)/          1.35%
     Net Investment Income                                               5.57%        6.14%           6.50%/(e)/          6.99%
Portfolio Turnover Rate                                                   196%         190%            107%/(e)/            67%
Net Assets at End of Period (in millions)                              $67.24       $61.38          $51.08              $24.01

(a)  The Fund changed its fiscal year end to March 31.
(b)  Commencement of operations.

(c)  Not annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.
(e)  Annualized.
(f)  Amount represents less than $0.01 per share.

TOTAL RETURN BOND FUND

                                                                  Year Ended March 31,
                                                               --------------------------
                                                                                             Ten Months ended       Year Ended
                                                               2000     1999       1998     -------------------    ------------
                                                               ----   -------    -------    March 31, 1997/(a)/    May 31, 1996
                                                                                            -------------------    ------------
Net Asset Value, Beginning of Period                                  $  7.51    $  7.16          $  7.18             $ 7.47
                                                                      -------    -------          -------             ------
Investment Operations:
     Net investment income                                               0.42       0.44             0.37               0.48
     Net realized and unrealized gain (loss)                             0.03       0.41             0.01              (0.17)
                                                                      -------    -------          -------             ------
          Total from Investment Operations                               0.45       0.85             0.38               0.31
                                                                      -------    -------          -------             ------
Distributions:
     From net investment income                                         (0.42)     (0.44)           (0.37)             (0.48)
     From net realized gains                                            (0.20)     (0.06)           (0.03)             (0.12)
     In excess of net realized gains                                    (0.02)        --               --                 --
                                                                      -------    -------          -------             ------
          Total Distributions                                           (0.64)     (0.50)           (0.40)             (0.60)
                                                                      -------    -------          -------             ------
Net Asset Value, End of Period                                        $  7.32    $  7.51          $  7.16             $ 7.18
                                                                      =======    =======          =======             ======
Total Return                                                             6.07%     12.21%            5.29%/(c)/         4.20%
Ratios/Supplemental Data
Ratios to Average Net Assets
     Net Expenses                                                        0.50%      0.50%            0.50%/(e)/         0.32%
     Gross Expenses/(d)/                                                 0.89%      0.90%            0.92%/(e)/         1.33%
     Net Investment Income                                               5.53%      5.95%            6.08%/(e)/         6.47%
Portfolio Turnover Rate                                                   234%       196%            200%/(e)/          127%
Net Assets at End of Period (in millions)                             $251.61    $167.71         $138.40             $65.02

(a)  The Fund changed its fiscal year end to March 31.
(b)  Commencement of operations.

(c)  Not annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.
(e)  Annualized.

INTERNATIONAL EQUITY FUND

                                                              Year Ended March 31,
                                                            -------------------------
                                                                                         Ten Months Ended       Year Ended
                                                            2000     1999      1998     -------------------    ------------
                                                            ----   -------    ------    March 31, 1997/(a)/    May 31, 1996
                                                                                        -------------------    ------------
Net Asset Value, Beginning of Period                               $  9.67    $ 9.03            $ 8.99            $ 7.88
                                                                   -------    ------            ------            ------
Investment Operations:
     Net investment income                                            0.16      0.09              0.01              0.09
     Net realized and unrealized gain (loss)                         (0.79)     0.79              0.21              1.20
                                                                   -------    ------            ------            ------
          Total from Investment Operations                           (0.63)     0.88              0.22              1.29
                                                                   -------    ------            ------            ------
Distributions:
     From net investment income                                      (0.16)    (0.07)            (0.06)            (0.12)
     In excess of net investment income                               0.00     (0.02)            (0.03)             0.00
     From net realized gains                                         (0.30)    (0.15)            (0.09)            (0.06)
     In excess of net realized gains                                 (0.13)
                                                                   -------
          Total Distributions                                        (0.59)    (0.24)            (0.18)            (0.18)
                                                                   -------    ------            ------            ------
Net Asset Value, End of Period                                     $  8.45    $ 9.67            $ 9.03            $ 8.99
                                                                   =======    ======            ======            ======
Total Return                                                        (6.60)%     9.90%             2.41%/(c)/       16.58%
Ratios/Supplemental Data
Ratios to Average Net Assets
     Net Expenses                                                     0.90%     0.90%             0.90%/(e)/        0.60%
     Gross Expenses/(d)/                                              1.53%     1.43%             1.49%/(e)/        2.05%
     Net Investment Income                                            1.18%     1.05%             0.45%/(e)/        1.71%
Portfolio Turnover Rate                                                107%       52%             45%/(e)/            19%
Net Assets at End of Period (in millions)                          $ 78.80    $40.44          $38.47              $24.52    $8.80

(a)  The Fund changed its fiscal year end to March 31.

(b)  Commencement of operations.
(c)  Not annualized.
(d) Expense ratios before waiver of fees and reimbursement of expenses (if any) by the investment adviser and administrators.
(e)  Annualized.

                         EXCELSIOR INSTITUTIONAL TRUST

INVESTMENT ADVISER

United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI dated August 1, 1999 includes detailed information about Excelsior Institutional Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Funds' managers about strategies, and recent market conditions and trends.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  CALL (800) 909-1989 (FROM OVERSEAS, CALL (617) 557-1755)

BY MAIL:
Excelsior Institutional Trust
P.O. Box 2798
Boston, Massachusetts 02208-2798

BY INTERNET:  http://www.excelsiorfunds.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual reports, as well as other information about Excelsior Institutional Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review
                                          ------------------
and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Excelsior Institutional Trust's Investment Company Act
------------------
registration number is 811-8490.

                             EXCELSIOR FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST


                              BLENDED EQUITY FUND
                             LARGE CAP GROWTH FUND
                              OPTIMUM GROWTH FUND
                                SMALL CAP FUND
                         VALUE AND RESTRUCTURING FUND
                               VALUE EQUITY FUND
                       ENERGY AND NATURAL RESOURCES FUND
                               REAL ESTATE FUND
                                TECHNOLOGY FUND

                                  PROSPECTUS

                                AUGUST 1, 2000

                              INVESTMENT ADVISER
                    UNITED STATES TRUST COMPANY OF NEW YORK
                              U.S. TRUST COMPANY

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
           SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS.

           ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

Excelsior Funds, Inc. and Excelsior Institutional Trust are mutual fund families that offer shares in separate investment portfolios which have individual investment goals and strategies. This prospectus gives you important information about the Blended Equity, Large Cap Growth, Small Cap, Value and Restructuring, Energy and Natural Resources, Real Estate and Technology Funds of Excelsior Funds, Inc. and the Optimum Growth and Value Equity Funds of Excelsior Institutional Trust (each, a Fund) that you should know before investing. The Optimum Growth and Value Equity Funds offer two classes of shares: shares, which are offered in this prospectus, and Institutional Shares, which are offered in a separate prospectus. Please read this prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

                                                                  PAGE
  BLENDED EQUITY FUND............................................. XX
  LARGE CAP GROWTH FUND........................................... XX
  OPTIMUM GROWTH FUND............................................. XX
  SMALL CAP FUND.................................................. XX
  VALUE AND RESTRUCTURING FUND.................................... XX
  VALUE EQUITY FUND............................................... XX
  ENERGY AND NATURAL RESOURCES FUND............................... XX
  REAL ESTATE FUND................................................ XX
  TECHNOLOGY FUND................................................. XX
  MORE INFORMATION ABOUT RISK..................................... XX
  MORE INFORMATION ABOUT FUND INVESTMENTS......................... XX
  THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS................... XX
  PURCHASING, SELLING AND EXCHANGING FUND SHARES.................. XX
  DISTRIBUTION OF FUND SHARES..................................... XX
  DIVIDENDS AND DISTRIBUTIONS..................................... XX
  TAXES........................................................... XX
  FINANCIAL HIGHLIGHTS............................................ XX
  HOW TO OBTAIN MORE INFORMATION ABOUT EXCELSIOR FUNDS............ Back Cover

INTRODUCTION - RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities.

Each Fund has its own investment goal and strategies for reaching that goal.
The investment managers invest Fund assets in a way that they believe will help a Fund achieve its goal. Still, investing in each Fund involves risk and there is no guarantee that a Fund will achieve its goal. An investment manager's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job an investment manager does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities a Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

THE ADVISER'S EQUITY INVESTMENT PHILOSOPHY:

The Adviser manages each of the Fund's investments with a view toward long-term success. To achieve this success, the Adviser utilizes two fundamental investment strategies, value and growth. The Adviser believes that, over the long-term, the blending of these strategies will result in reduced volatility. These strategies are combined with "longer-term investment themes" to assess the investment potential of individual companies. Specific investment selection is a "bottom-up" approach, guided by these strategies and themes to ensure proper diversification, risk control and market focus.

VALUE: This long-term strategy consists of searching for, identifying and obtaining the benefits of present or future investment values. For example, such values may be found in a company's future earnings potential or in its existing resources and assets. Accordingly, the Adviser is constantly engaged in assessing, comparing and judging the worth of companies, particularly in comparison to the price the markets place on such companies' shares.

GROWTH: This long-term strategy consists of buying and holding equity securities of companies which it believes to be of high quality and high growth potential. Typically, these companies are industry leaders with the potential to dominate their markets by being low-cost, high-quality producers of products or services. Usually these companies have an identifiable competitive advantage. The Adviser believes that the earnings growth rate of these companies is the primary determinant of their stock prices and that efficient markets will reward consistently above average earnings growth with greater-than-average capital appreciation over the long-term.

THEMES: To complete the Adviser's investment philosophy in managing the funds, the investment strategies discussed above are applied in concert with long-term investment themes to identify investment opportunities. The Adviser believes these longer-term themes represent strong and inexorable trends arising from economic, social, demographic and cultural forces. The Adviser also believes that understanding the instigation, catalysts and effects of these long-term trends will enable them to identify companies that are currently or will soon benefit from these trends.

BLENDED EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                   Long-term capital appreciation

Investment Focus                  Common stocks of U.S. companies

Share Price Volatility            High

Principal Investment Strategy     Invests in common stocks that the Adviser
                                  believes are undervalued in the market

Investor Profile                  Investors seeking growth of capital, and who
                                  are willing to accept the risks of investing in equity securities

INVESTMENT OBJECTIVE

The Blended Equity Fund seeks long-term capital appreciation by investing in companies that represent good long-term values not currently recognized in the market prices of their securities.

INVESTMENT STRATEGY OF THE BLENDED EQUITY FUND

The Blended Equity Fund invests primarily (at least 65% of its assets) in large capitalization (i.e., companies with market capitalizations over $5 billion) common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes have value that is not currently reflected in their market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and types of companies. The Fund may invest in companies of any size, including small, high growth companies.

The Adviser takes a long-term approach to managing the Fund and tries to identify companies with characteristics that will lead to future earnings growth or recognition of their true value. The Adviser looks for companies that are positioned to provide solutions to or benefit from complex social and economic trends, or whose products are early in their life cycle and will experience accelerating growth in the future. In addition, the Adviser invests a smaller portion of the Fund's assets in a quantitatively selected segment of large capitalization U.S. companies designed to complement the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund. In considering whether to sell one or more portfolio holdings, the Adviser will generally seek to minimize the tax impact of any such sale(s).

PRINCIPAL RISKS OF INVESTING IN THE BLENDED EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that undervalued common stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                   1990                (12.28)%
                   1991                 34.98%
                   1992                 16.56%
                   1993                 16.34%
                   1994                  0.22%
                   1995                 28.93%
                   1996                 19.88%
                   1997                 29.73%
                   1998                 28.70%
                   1999                 XX.XX%

                BEST QUARTER         WORST QUARTER
                   XX.XX%                XX.XX%
                 (XX/XX/XX)            (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was XX.XX%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                             1 YEAR           5 YEARS           10 YEARS
----------------------------------------------------------------------------------------------------------
Blended Equity Fund                                          XX.XX%            XX.XX%            XX.XX%
Standard & Poor's 500 Composite Stock Price Index            XX.XX%            XX.XX%            XX.XX%


WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                   X.XX%
Other Expenses
   Administrative Servicing Fee                                   X.XX%
   Other Operating Expenses                                       X.XX%
Total Other Expenses                                              X.XX%
-------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                              X.XX%
Fee Waivers and Expense Reimbursements                            X.XX%
-------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:


          1 YEAR           3 YEARS             5 YEARS           10 YEARS
           $XXX              $XXX                $XXX              $XXX

LARGE CAP GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                 Superior, risk-adjusted total return

Investment Focus                Common stocks of large U.S. companies

Share Price Volatility          High

Principal Investment Strategy   Invests in common stocks of large companies that
                                the Adviser believes have above-average growth prospects

Investor Profile                Investors seeking total return, and who are
                                willing to accept the risks of investing in equity securities of larger companies


INVESTMENT OBJECTIVE

The Large Cap Growth Fund seeks superior, risk-adjusted total return by investing in larger companies whose growth prospects, in the opinion of the Adviser, appear to exceed that of the overall market. This objective may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE LARGE CAP GROWTH FUND

The Large Cap Growth Fund invests primarily (at least 65% of its assets) in common stocks of large U.S. companies with market capitalizations over $5 billion that the Adviser believes have above-average growth prospects.

The Adviser takes a long-term approach to managing the Fund and invests in companies with characteristics that it believes will lead to future earnings growth or recognition of their true value. In selecting particular investments, the Adviser applies a bottom-up investment approach designed to identify the best companies in the most rapidly growing industries. Frequently, these are well established companies that are positioned to provide solutions to or benefit from complex social and economic trends. However, the Fund also may invest in smaller, high growth companies when the Adviser expects their earnings to grow at an above-average rate.

PRINCIPAL RISKS OF INVESTING IN THE LARGE CAP GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that large capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                   1998                      67.04%
                   1999                      XX.XX%

                 BEST QUARTER                           WORST QUARTER
                    XX.XX%                                 XX.XX%
                  (XX/XX/XX)                             (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was XX.XX%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                   1 YEAR   SINCE INCEPTION
---------------------------------------------------------------------------
LARGE CAP GROWTH FUND                               XX.XX%      XX.XX%*
POOR'S 500 COMPOSITE STOCK PRICE INDEX              XX.XX%      XX.XX%**

*  Since October 1, 1997
** Since September 30, 1997

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                   X.XX%
Other Expenses
    Administrative Servicing Fee                     X.XX%
    Other Operating Expenses                         X.XX%
Total Other Expenses                                              X.XX%
------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                              X.XX%
Fee Waivers and Expense Reimbursements                            X.XX%
------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR             3 YEARS              5 YEARS          10 YEARS
           $XXX               $XXX                 $XXX              $XXX

OPTIMUM GROWTH FUND

FUND SUMMARY

INVESTMENT GOAL                 Superior, risk-adjusted total return

Investment Focus                Common stocks of U.S. companies

Share Price Volatility          High

Principal Investment Strategy   Invests in common stocks that the Adviser
                                believes have strong growth prospects

Investor Profile                Investors seeking total return, and who are
                                willing to accept the risks of investing in equity securities

INVESTMENT OBJECTIVE

The Optimum Growth Fund seeks superior, risk-adjusted total return. This objective may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE OPTIMUM GROWTH FUND

The Optimum Growth Fund invests primarily (at least 65% of its assets) in common stocks of U.S. companies that the Adviser believes have growth prospects that exceed those of the overall market. The Fund generally invests in mid- to large-capitalization companies (i.e., companies with market capitalizations over $1.5 billion) in a variety of industries.

The Adviser takes a long-term approach to managing the Fund and tries to identify high quality companies with consistent or rising earnings growth records. Typically, these companies are industry leaders with the potential to dominate their markets by being the low cost, high quality producers of products or services. In addition to its core portfolio selections, the Adviser further diversifies Fund investments with a structured segment of issuers included in the Russell 1000 Growth Index, which includes growth-oriented issuers selected from among the 1000 largest U.S. issuers. From this universe, the Adviser systematically selects companies that it believes, based on quantitative screening, complements the Fund's core holdings by reducing portfolio volatility and further diversifying the Fund.

PRINCIPAL RISKS OF INVESTING IN THE OPTIMUM GROWTH FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund is also subject to the risk that medium to large capitalization U.S. stocks may underperform other segments of the equity market or the equity markets as a whole.

The Fund also may be subject to risks particular to its investment in medium capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year.

                   1997                 33.08%
                   1998                 64.66%
                   1999                 XX.XX%

                BEST QUARTER        WORST QUARTER
                   XX.XX%               XX.XX%
                 (XX/XX/XX)           (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was XX.XX%.

This table compares the average annual total returns of the Fund's shares for the periods ended December 31, 1999 to those of the Russell 1000 Growth Index.


                                   1 YEAR         SINCE INCEPTION
-----------------------------------------------------------------
Optimum Growth Fund (Shares)       XX.XX%             XX.XX%*
RUSSELL 1000 GROWTH INDEX          XX.XX%             XX.XX%**

*   Since July 3, 1996
**  Since June 30, 1996

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                 X.XX%
Other Expenses
    Administrative Servicing Fee         X.XX%
    Other Operating Expenses             X.XX%
Total Other Expenses                                            X.XX%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                            X.XX%
Fee Waivers and Expense Reimbursements                          X.XX%
---------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                              X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

     1 YEAR             3 YEARS           5 YEARS           10 YEARS
      $XXX               $XXX              $XXX               $XXX

SMALL CAP FUND

FUND SUMMARY

INVESTMENT GOAL                  Capital appreciation

Investment Focus                 Equity securities of small cap U.S. issuers

Share Price Volatility           High

Principal Investment Strategy    Investing in equity securities of smaller
                                 companies that are expected to achieve
                                 substantial long-term earnings growth

Investor Profile                 Investors seeking capital appreciation, and who
                                 are willing to tolerate the risks of investing in smaller companies

INVESTMENT OBJECTIVE

The Small Cap Fund seeks long-term capital appreciation by investing primarily in companies with capitalization of $1.5 billion or less.

INVESTMENT STRATEGY OF THE SMALL CAP FUND

The Small Cap Fund invests primarily (at least 65% of its assets) in equity securities of smaller U.S.-based companies that are in the early stages of development and which the Adviser believes have the potential to achieve substantial long-term earnings growth.

In selecting investments for the Fund, the Adviser applies a bottom-up investment approach designed to identify innovative companies whose potential is not yet reflected in their market values. Generally, the Fund invests in companies with market capitalizations of $1.5 billion or less, but the Adviser also considers, to a lesser degree, larger or more mature companies engaged in new or higher growth operations that the Adviser believes will result in accelerated earnings growth.

PRINCIPAL RISKS OF INVESTING IN THE SMALL CAP FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund is also subject to the risk that small capitalization growth stocks may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                   1993                      27.91%
                   1994                       5.30%
                   1995                      22.81%
                   1996                      (2.30)%
                   1997                      14.21%
                   1998                     (12.38)%
                   1999                      XX.XX%

                BEST QUARTER              WORST QUARTER
                   XX.XX%                    XX.XX%
                 (XX/XX/XX)                (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was X.XX%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Russell 2000 Index.

                            1 YEAR           5 YEARS         SINCE INCEPTION
----------------------------------------------------------------------------
SMALL CAP FUND               XX.XX%            XX.XX%             XX.XX%*
RUSSELL 2000 INDEX           XX.XX%            XX.XX%             XX.XX%*

*    Since December 31, 1992

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                      X.XX%
Other Expenses
    Administrative Servicing Fee                        X.XX%
    Other Operating Expenses                            X.XX%
Total Other Expenses                                                 X.XX%
-----------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 X.XX%
Fee Waivers and Expense Reimbursements                               X.XX%
-----------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                   X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR           3 YEARS             5 YEARS            10 YEARS
           $XXX             $XXX                $XXX                $XXX

VALUE AND RESTRUCTURING FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

Investment Focus                   Common stock of U.S. companies

Share Price Volatility             High

Principal Investment Strategy      Investing in common stocks of companies which
                                   the Adviser believes are undervalued by the market and whose share price are expected to benefit from the value created through restructuring or industry consolidation

Investor Profile                   Investors seeking long-term capital
                                   appreciation, and who are willing to bear the risks of investing in equity securities


INVESTMENT OBJECTIVE

The Value and Restructuring Fund seeks long-term capital appreciation by investing in companies which will benefit from their restructuring or redeployment of assets and operations in order to become more competitive or profitable.

INVESTMENT STRATEGY OF THE VALUE AND RESTRUCTURING FUND

The Value and Restructuring Fund invests primarily (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies whose share price, in the opinion of the Adviser, does not reflect the economic value of the company's assets, but where the Adviser believes restructuring efforts or industry consolidation will serve to highlight the true value of the company.

In choosing investments for the Fund, the Adviser looks for companies where restructuring activities, such as consolidations, outsourcing, spin-offs or reorganizations, will offer significant value to the issuer and increase its investment potential. The Adviser may select companies of any size for the Fund and the Fund invests in a diversified group of companies across a number of different industries.

PRINCIPAL RISKS OF INVESTING IN THE VALUE AND RESTRUCTURING FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund also may be subject to risks particular to its investments in foreign and medium capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that equity securities of issuers expected to experience a restructuring or business combination may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                   1993                   39.95%
                   1994                    2.60%
                   1995                   38.80%
                   1996                   25.05%
                   1997                   33.56%
                   1998                   10.32%
                   1999                   XX.XX%

                BEST QUARTER           WORST QUARTER
                   XX.XX%                 XX.XX%
                 (XX/XX/XX)             (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was XX.XX%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Russell 1000 Value Index.

                                   1 YEAR         5 YEARS       SINCE INCEPTION
-------------------------------------------------------------------------------
Value and Restructuring Fund        XX.XX%         XX.XX%           XX.XX%*
Russell 1000 Value Index            XX.XX%         XX.XX%           XX.XX%*

*    Since December 31, 1992

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                       X.XX%
Other Expenses
    Administrative Servicing Fee                        X.XX%
    Other Operating Expenses                            X.XX%
Total Other Expenses                                                  X.XX%
------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  X.XX%
Fee Waivers and Expense Reimbursements                                X.XX%
------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                    X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR            3 YEARS             5 YEARS            10 YEARS
           $XXX              $XXX                $XXX                $XXX

VALUE EQUITY FUND

FUND SUMMARY

INVESTMENT GOAL                   Long-term capital appreciation

Investment Focus                  Common stocks of U.S. companies

Share Price Volatility            High

Principal Investment Strategy     Investing in common stocks that the Adviser
                                  believes are undervalued by the market

Investor Profile                  Investors seeking growth of capital, and who
                                  are willing to accept the risks of investing in equity securities

INVESTMENT OBJECTIVE

The Value Equity Fund seeks long-term capital appreciation. This objective may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE VALUE EQUITY FUND

The Value Equity Fund invests primarily (at least 65% of its assets) in common stocks of U.S. and, to a lesser extent, foreign companies that the Adviser believes are undervalued at current market prices. The Adviser generally diversifies the Fund's investments over a variety of industries and the Fund may invest in companies of any size, including small, high growth companies.

In selecting investments for the Fund, the Adviser combines fundamental research with valuation constraints to identify companies trading at what the Adviser believes are reasonable prices and displaying characteristics expected to lead to greater recognition of true value. The Adviser believes that events such as restructuring activities and industry consolidations can be the catalysts necessary to realize this value.

PRINCIPAL RISKS OF INVESTING IN THE VALUE EQUITY FUND

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The smaller capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

The Fund also may be subject to risks particular to its investments in foreign and medium capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is also subject to the risk that its undervalued equity securities may underperform other segments of the equity market or the equity markets as a whole.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the performance of the Fund's shares from year to year.

                   1998                   20.11%
                   1999                   XX.XX%

                BEST QUARTER           WORST QUARTER
                   XX.XX%                 XX.XX%
                 (XX/XX/XX)             (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was XX.XX%.

This table compares the average annual total returns of the Fund's shares for the periods ended December 31, 1999 to those of the Russell 1000 Value Index.

                                       1 YEAR          SINCE INCEPTION
----------------------------------------------------------------------
Value Equity Fund (Shares)              XX.XX%              XX.XX%*
Russell 1000 Value Index                XX.XX%              XX.XX%**

*    Since January 15, 1997
**   Since December 31, 1996

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                    X.XX%
Other Expenses
    Administrative Servicing Fee                    X.XX%
    Other Operating Expenses                        X.XX%
Total Other Expenses                                               X.XX%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               X.XX%
Fee Waivers and Expense Reimbursements                             X.XX%
---------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                 X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR            3 YEARS            5 YEARS         10 YEARS
           $XXX              $XXX               $XXX             $XXX

ENERGY AND NATURAL RESOURCES FUND

FUND SUMMARY

INVESTMENT GOAL                    Long-term capital appreciation

Investment Focus                   Equity securities of U.S. and foreign energy
                                   and natural resources companies

Share Price Volatility             High

Principal Investment Strategy      Investing in equity securities of U.S. and
                                   foreign issuers engaged in the energy and natural resources groups of industries

Investor Profile                   Investors seeking long-term growth of
                                   capital, and who are willing to accept the risks of investing in a non-diversified portfolio of energy and natural resources companies

INVESTMENT OBJECTIVE

The Energy and Natural Resources Fund seeks long-term capital appreciation by investing primarily in companies that are in the energy and other natural resources groups of industries. The Fund may also invest, to a more limited extent, in gold and other precious metal bullion and coins.

INVESTMENT STRATEGY OF THE ENERGY AND NATURAL RESOURCES FUND

The Energy and Natural Resources Fund invests primarily (at least 65% of its assets) in equity securities of U.S. and, to a lesser extent, foreign companies engaged in the energy and natural resources industries. These companies include those engaged in the discovery, development, production or distribution of energy or other natural resources and companies that develop technologies and furnish energy and natural resource supplies and services to these companies.
In selecting investments for the Fund, the Adviser takes a long-term approach and seeks to identify companies whose value is not recognized in the prices of their securities or with characteristics that will lead to above-average earnings growth.

Energy companies normally will constitute a significant portion of the Fund's investments, and the Fund typically invests at least 50% of its assets in crude oil, petroleum and natural gas companies. The Fund also may invest a portion of its assets in precious metals, such as gold bullion, and companies engaged in the production of precious metals. The Fund invests in companies of any size, including small, high growth companies.

PRINCIPAL RISKS OF INVESTING IN THE ENERGY AND NATURAL RESOURCES FUND

The Fund is subject to the risk that the securities of issuers engaged in the energy and natural resources industries that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry. The values of natural resources are affected by numerous factors including events occurring in nature and international politics. For instance, events in nature (such as earthquakes or fires in prime natural resources areas) and political events (such as coups or military confrontations) can affect the overall supply of a natural resource and thereby the value of companies involved in such natural resource.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                   1993                   14.69%
                   1994                   (2.70)%
                   1995                   20.11%
                   1996                   38.38%
                   1997                   18.31%
                   1998                  (15.87)%
                   1999                   XX.XX%

                BEST QUARTER          WORST QUARTER
                   XX.XX%                 XX.XX%
                 (XX/XX/XX)             (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was XX.XX%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Standard & Poor's 500 Composite Stock Price Index.

                                                              1 YEAR          5 YEARS         SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------
Energy and Natural Resources Fund                             XX.XX%           XX.XX%             XX.XX%*
Standard & Poor's 500 Composite Stock Price Index             XX.XX%           XX.XX%             XX.XX%*

*    Since December 31, 1992

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                    X.XX%
Other Expenses
    Administrative Servicing Fee                X.XX%
    Other Operating Expenses                    X.XX%
Total Other Expenses                                               X.XX%
------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                               X.XX%
Fee Waivers and Expense Reimbursements                             X.XX%
------------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                 X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR            3 YEARS           5 YEARS           10 YEARS
           $XXX              $XXX              $XXX               $XXX

REAL ESTATE FUND

FUND SUMMARY

INVESTMENT GOAL                   Current income and long-term capital
                                  appreciation

Investment Focus                  Equity securities of companies engaged in the
                                  real estate business

Share Price Volatility            High

Principal Investment Strategy     Investing in equity securities of real estate
                                  investment trusts (REITs) and other issuers engaged in the real estate industry

Investor Profile                  Investors seeking current income and long-term
                                  growth of capital, and who are willing to accept the risks of investing in a non-diversified portfolio of real estate issuers

INVESTMENT OBJECTIVE

The Real Estate Fund seeks current income and long-term capital appreciation by investing in real estate investment trusts and other companies principally engaged in the real estate business. This objective may be changed without shareholder approval.

INVESTMENT STRATEGY OF THE REAL ESTATE FUND

The Real Estate Fund invests primarily (at least 65% of its assets) in REITs and other publicly-traded equity securities of U.S. and, to a lesser extent, foreign companies engaged in the real estate industry. REITs pool investors' funds for investment directly in real estate (equity REITs), real estate loans (mortgage REITs), or a combination of the two (hybrid REITs). The Fund intends to invest primarily in equity and hybrid REITs. REITs generally are income producing investments. The Fund also invests in other issuers engaged in the real estate business, such as developers, mortgage lenders and servicers, construction companies and building material suppliers.

The Adviser takes a long-term approach to managing the Fund and seeks to identify companies with characteristics that will lead to above-average earnings growth. The Adviser analyzes demographic and macroeconomic factors to determine regional allocations. Based on its regional allocations, the Adviser selects particular investments based on its analysis of valuation relative to underlying real estate values.

PRINCIPAL RISKS OF INVESTING IN THE REAL ESTATE FUND

The Fund is subject to the risk that the securities of issuers in the real estate industry that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same industry, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate substantially from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund's investments in the securities of REITs and companies principally engaged in the real estate industry may subject the Fund to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties and defaults by borrowers or tenants. In addition to these risks, REITs are dependent on specialized management skills and some REITs may have investments in relatively few properties, or in a small geographic area or a single type of property. These factors may increase the volatility of the Fund's investments in REITs.

The Fund also may be subject to risks particular to its investments in foreign companies. These risks are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

The bar chart and the performance table below illustrate the risks and volatility of an investment in the Fund. Of course, the Fund's past performance does not necessarily indicate how the Fund will perform in the future.

This bar chart shows changes in the Fund's performance from year to year.

                   1998                   (13.55)%
                   1999                    XX.XX%

                BEST QUARTER            WORST QUARTER
                   XX.XX%                  XX.XX%
                 (XX/XX/XX)              (XX/XX/XX)

The Fund's performance for the six month period ending June 30, 2000 was X.XX%.

This table compares the Fund's average annual total returns for the periods ended December 31, 1999 to those of the Morgan Stanley REIT Index.

                                            1 YEAR          SINCE INCEPTION
-----------------------------------------------------------------------------
Real Estate Fund                            XX.XX%              XX.XX%*
Morgan Stanley REIT Index                   XX.XX%              XX.XX%**

*    Since October 1, 1997
**   Since September 30, 1997

WHAT IS AN INDEX?

An index measures the market prices of a specific group of securities in a particular market or securities in a market sector. You cannot invest directly in an index. Unlike a mutual fund, an index does not have an investment adviser and does not pay any commissions or expenses. If an index had expenses, its performance would be lower.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Fund shares.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)*

Management Fees                                                       X.XX%
Other Expenses
    Administrative Servicing Fee                      X.XX%
    Other Operating Expenses                          X.XX%
Total Other Expenses                                                  X.XX%
---------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                  X.XX%
Fee Waivers and Expense Reimbursements                                X.XX%
---------------------------------------------------------------------------
NET ANNUAL FUND OPERATING EXPENSES                                    X.XX%

* The Adviser has contractually agreed to waive fees and reimburse expenses in order to keep total operating expenses from exceeding [X.XX%], for a period of one year from the date of this prospectus. For more information about these fees, see "Investment Adviser" and "Distribution of Fund Shares."


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR         3 YEARS          5 YEARS         10 YEARS
           $XXX            $XXX             $XXX            $XXX

TECHNOLOGY FUND

FUND SUMMARY

INVESTMENT GOAL                   Superior, long-term growth of capital

INVESTMENT FOCUS                  Common stocks of technology companies

SHARE PRICE VOLATILITY            High

PRINCIPAL INVESTMENT STRATEGY     Invests in common stocks of companies expected to benefit
                                  from the development, advancement and use of technology

INVESTOR PROFILE                  Investors seeking long-term growth of capital, and who
                                  are willing to accept the risks of investing in a
                                  non-diversified portfolio of technology companies

INVESTMENT OBJECTIVE

The Technology Fund seeks superior, long-term growth of capital. This objective may be changed without shareholder approval. The Fund seeks to achieve its objective by investing in companies expected to benefit from the development, advancement and use of technology and whose long-term growth prospects, in the Adviser's opinion, appear to exceed the overall market. These companies may be in a variety of industries, and may include computer hardware, software, electronic components and systems, telecommunications, internet, biotechnology, media and information services companies or other companies that use technology extensively in the development of new or improved products or processes.

INVESTMENT STRATEGY OF THE TECHNOLOGY FUND

Under normal market conditions, the Technology Fund invests at least 65% of its assets in the equity securities of U.S. and, to a lesser extent, foreign technology companies. The Fund may invest in companies of any size, including small, high growth companies.

In selecting investments for the Fund, the Adviser takes a long-term approach and seeks to identify technology companies whose value is not recognized in the prices of their securities or with characteristics that will lead to above-average earnings growth.

The Fund seeks capital appreciation as its principal investment strategy.

PRINCIPAL RISKS OF INVESTING IN THE TECHNOLOGY FUND

The Fund is subject to the risk that the securities of issuers engaged in the technology sector of the economy that the Fund purchases will underperform other market sectors or the market as a whole. To the extent that the Fund's investments are concentrated in issuers conducting business in the same technology market sector, the Fund is subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, the Fund's investment in technology companies may subject it to more volatile price movements than a more diversified securities portfolio.

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's equity securities may fluctuate substantially from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund also may be subject to risks particular to its investments in foreign, medium and smaller capitalization companies. These stocks may be more volatile than other equity securities, and the risks associated with them are discussed in greater detail in the section entitled "More Information About Risk."

The Fund is non-diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political/regulatory occurrence affecting one or more of these issuers, and may experience increased volatility due to its investments in those securities.

PERFORMANCE INFORMATION

There is no performance information for the Technology Fund because the Fund does not have a full calendar year of operations.

FUND FEES AND EXPENSES

Every mutual fund has operating expenses to pay for services such as professional advisory, shareholder, administration and custody services and other costs of doing business. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

Management Fees                                                          1.00%
Other Expenses
 Administrative Servicing Fee                      0.25%
 Other Operating Expenses                          0.25%
Total Other Expenses                                                     0.50%
-----------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                     1.50%
Fee Waivers and Expense Reimbursements                                   0.25%

NET ANNUAL FUND OPERATING EXPENSES                                       1.25%*

* The Fund's total annual fund operating expenses and net annual fund operating expenses are estimated based on expenses expected to be incurred in the current fiscal year. The Adviser has contractually agreed to waive its investment advisory fee or other fees during the current fiscal year, in an amount equal to the administrative servicing fee paid by the Fund. Accordingly, Net Fund Annual Operating Expenses are expected to be 1.25%. For more information about these fees, see "Investment Adviser."

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

          1 YEAR                        3 YEARS
           $127                          $397

MORE INFORMATION ABOUT RISK


EQUITY RISK - Equity securities include public       All Funds
 and privately issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.
 Investments in these securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.

SMALL CAP RISK - The smaller capitalization        Blended Equity Fund
 companies in which the Funds may invest may be    Large Cap Growth Fund
 more vulnerable to adverse business or economic   Small Cap Fund
 events than larger, more established companies.   Value and Restructuring Fund
 In particular, these small companies may have     Value Equity Fund
 limited product lines, markets and financial      Energy and Natural Resources
 resources, and may depend upon a relatively       Fund Technology Fund
 small management group. Therefore, small cap stocks may be more volatile than those of larger companies.

MID CAP RISK - The medium capitalization           Blended Equity Fund
 companies that the Funds may invest in may be     Optimum Growth Fund
 more vulnerable to adverse business or economic   Value and Restructuring Fund
 events than larger companies.  In particular,     Value Equity Fund
 these companies may have limited product lines,   Energy and Natural Resources Fund
 markets and financial resources, and may depend   Technology Fund
 on a relatively small management group.
 Therefore, medium capitalization stocks may be
 more volatile than those of larger companies.

MORTGAGE-BACKED SECURITIES - Mortgage-backed         Real Estate Fund
 securities are fixed income securities
 representing an interest in a pool of underlying
 mortgage loans.  They are sensitive to changes
 in interest rates, but may respond to these
 changes differently from other fixed income
 securities due to the possibility of prepayment
 of the underlying mortgage loans.  As a result,
 it may not be possible to determine in advance
 the actual maturity date or average life of a
 mortgage-backed security.  Rising interest rates
 tend to discourage refinancings, with the result
 that the average life and volatility of the
 security will increase, exacerbating its
 decrease in market price.  When interest rates
 fall, however, mortgage-backed securities may
 not gain as much in market value because of the
 expectation of additional mortgage prepayments
 that must be reinvested at lower interest rates.
 Prepayment risk may make it difficult to
 calculate the average maturity of a portfolio of
 mortgage-backed securities and, therefore, to
 assess the volatility risk of that portfolio.

TECHNOLOGY RISK - The Funds may invest in          Blended Equity Fund
 securities of issuers engaged in the technology   Large Cap Growth Fund
 sector of the economy.  These securities may      Optimum Growth Fund
 underperform stocks of other issuers or the       Small Cap Fund
 market as a whole.  To the extent that the Funds  Value and Restructuring Fund
 invest in issuers conducting business in the      Value Equity Fund
 technology market sector, the Funds are subject   Technology Fund
 to legislative or regulatory changes, adverse market conditions and/or increased competition affecting the market sector. Competitive pressures may significantly impact the financial condition of technology companies. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles, and many of these companies may be dependent on the success of a principal product, may rely on sole source providers and third-party manufacturers, and may experience difficulties in managing growth. In addition, securities of technology companies may experience dramatic price movements that have little or no basis in fundamental economic conditions. As a result, a Fund's investment in technology companies may subject it to more volatile price movements.


FOREIGN SECURITY RISKS - Investments in              All Funds
 securities of foreign companies or governments can be more volatile than investments in U.S.
 companies or governments.  Diplomatic,
 political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets. In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments.
 Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
 securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes is recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

CURRENCY RISK - Investments in foreign securities              All Funds
 denominated in foreign currencies involve additional risks, including:

 . A Fund may incur substantial costs in
  connection with conversions between various currencies.

 . Only a limited market currently exists for hedging transactions relating to currencies in certain emerging markets.

MORE INFORMATION ABOUT FUND INVESTMENTS

In addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in our Statement of Additional Information.

The investments and strategies described in this prospectus are those that we use under normal conditions. During adverse economic, market or other conditions, each Fund may take temporary defensive positions such as investing up to 100% of its assets in investments that would not ordinarily be consistent with a Fund's objective. The Fund may not achieve its objective when so invested. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

United States Trust Company of New York and U.S. Trust Company (together, U.S. Trust or the Adviser) serve as investment adviser to each Fund. United States Trust Company of New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company.

On January 13, 2000, The Charles Schwab Corporation ("Schwab") and U.S. Trust Corporation announced that they had signed an agreement to merge (the "Merger"). The Merger is subject to the approval of U.S. Trust Corporation shareholders and is expected to close in the second quarter of 2000. Under the terms of the agreement, U.S. Trust Corporation will retain its name and continue to provide investment management, fiduciary, financial planning and private banking services. As a result, U.S. Trust will continue to serve as the investment adviser to the Funds. The Merger, however, will represent a change of ownership of the Adviser's parent corporation and, as such, will have the effect under the Investment Company Act of 1940 of terminating the existing advisory agreements between Excelsior Funds, Inc. and the Adviser and between Excelsior Institutional Trust and the Adviser.

As a consequence of the Merger and in order to facilitate the investment management of the Funds, the Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Institutional Trust approved new advisory agreements with the Adviser on March 3, 2000. The new advisory agreements were subsequently approved by a vote of shareholders of each of the Funds at meetings held on May 3, 2000. The new advisory agreements will become effective on the date of the Merger.

U.S. Trust is one of the oldest investment management companies in the country. Since 1853, U.S. Trust has been a leader in wealth management for sophisticated investors providing trust and banking services to individuals, corporations and institutions, both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On December 31, 1999, U.S. Trust had approximately $86 billion in aggregate assets under management. United States Trust Company of New York has its principal offices at 114 W. 47th Street, New York, NY

10036. U.S. Trust Company has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program.

The Board of Directors of Excelsior Funds, Inc. and the Board of Trustees of Excelsior Institutional Trust supervise the Adviser and establish policies that the Adviser must follow in its management activities.

For the fiscal year ended March 31, 2000, U.S. Trust received advisory fees, as a percentage of average daily net assets, of:

    Blended Equity Fund                                      [0.69%]
    Large Cap Growth Fund                                    [0.71%]
    Optimum Growth Fund                                      [0.43%]
    Small Cap Fund                                           [0.49%]
    Value and Restructuring Fund                             [0.48%]
    Value Equity Fund                                        [0.39%]
    Energy and Natural Resources Fund                        [0.50%]
    Real Estate Fund                                         [0.77%]
    Technology Fund                                          [0.XX%]*
* The Technology Fund commenced operations on March 31, 2000. The fees given are the contractual rate of advisory fees.

PORTFOLIO MANAGERS

Leigh H. Weiss and Bruce Tavel have served as the Blended Equity Fund's portfolio co-managers since 1997. Mr. Weiss, a Managing Director and Senior Portfolio Manager, has been with U.S. Trust since 1993. Prior to joining U.S. Trust, Mr. Weiss was a portfolio manager with Goldman, Sachs & Co. Mr. Tavel, a Managing Director and head of U.S. Trust's Structured Investments Division, has been with U.S. Trust since 1980. Mr. Weiss and Mr. Tavel are primarily responsible for the day to day management of the Blended Equity Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

David J. Williams has served as the Value and Restructuring Fund and Value Equity Fund portfolio manager since their inceptions. Mr. Williams, a Managing Director and Senior Portfolio Manager of the Personal Investment Division of U.S. Trust, has been with U.S. Trust since 1987. Mr. Williams is primarily responsible for the day to day management of the Value and Restructuring and the Value Equity Funds' portfolios. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Timothy Pettee and Margaret Doyle have served as the Small Cap Fund's portfolio co-managers since 1998. Mr. Pettee, a Managing Director and Director of Equity Research, has been with U.S. Trust since 1998. Prior to joining U.S. Trust, Mr. Pettee was a Vice President and fund manager with Alliance Capital Management in New York. Ms. Doyle, a Vice President in U.S. Trust's equity research division, has been with U.S. Trust since 1998. From 1996 to 1998, Ms. Doyle was a Vice President and Investment Officer with J&W Seligman & Co. in New York. From 1994 to 1996, Ms. Doyle was an Equity Research Analyst with Solomon Brothers, Inc. in New York. Mr. Pettee and Ms. Doyle are primarily responsible for the day to day management of the Small Cap Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

All investment decisions for the Large Cap Growth Fund, Optimum Growth Fund, and the Technology Fund are made by a committee of investment professionals and no persons are primarily responsible for making recommendations to that committee. United States Trust Company of New York provides its investment advisory services to the Large Cap Growth Fund, Optimum Growth Fund, and the Technology Fund primarily through its Campbell Cowperthwait division.

Michael E. Hoover has served as the Energy and Natural Resources Fund's portfolio manager since 1995. Mr. Hoover, Senior Vice President and Senior Analyst, has been with U.S. Trust since 1989. Mr. Hoover is primarily responsible for the day to day management of the Energy and Natural Resources Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

Joan Ellis has served as the Real Estate Fund's portfolio manager or co-manager since its inception. Ms. Ellis, Senior Vice President in the Investment Research Division, has been with U.S. Trust since 1984. Ms. Ellis is primarily responsible for the day to day management of the Real Estate Fund's portfolio. Research, analyses, trade execution and other facilities provided by U.S. Trust and other personnel also play a significant role in portfolio management and performance.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange shares of the Funds.

HOW TO PURCHASE FUND SHARES

You may purchase shares directly by:
 .  Mail
 .  Telephone
 .  Wire, or
 .  Automatic Investment Program

To purchase shares directly from us, please call (800) 446-1012 (from overseas, call (617) 557-8280), or complete and send in the enclosed application to Excelsior Funds, c/o Chase Global Funds Services Company, P.O. Box 2798, Boston, MA 02208-2798. Unless you arrange to pay by wire or through the automatic investment program, write your check, payable in U.S. dollars, to "Excelsior Funds" and include the name of the appropriate Fund(s) on the check. A Fund cannot accept third-party checks, credit cards, credit card checks or cash. To purchase shares by wire, please call us for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

The Chase Manhattan Bank
ABA #021000021
Excelsior Funds, Account Number 9102732915

For Further Credit To:
Excelsior Funds
[Wire Control Number]
[Excelsior Funds Account Registration (including account number)]

Investors making initial investments by wire must promptly complete the enclosed application and forward it to the address indicated on the application. Investors making subsequent investments by wire should follow the above instructions.

You may also buy shares through accounts with brokers and other institutions that are authorized to place trades in Fund shares for their customers. If you invest through an authorized institution, you will have to follow its procedures, which may be different from the procedures for investing directly. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund. You will also generally have to address your correspondence or questions regarding a Fund to your institution.

The Funds' distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares of a Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (NYSE) and the Adviser are open for business (a "Business Day"). A Fund may reject any purchase request if it is determined that accepting the request would not be in the best interests of the Fund or its shareholders.

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Fund receives your purchase request in good order. We consider requests to be in "good order" when all required documents are properly completed, signed and received.

Each Fund calculates its NAV once each Business Day at the regularly-scheduled close of normal trading on the NYSE (normally, 4:00 p.m., Eastern time). So, for you to receive the current Business Day's NAV, a Fund must receive your purchase request in good order before 4:00 p.m., Eastern time.

HOW WE CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund.

In calculating NAV, a Fund generally values its investment portfolio at market price. If market prices are unavailable or the Adviser thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Directors and the Board of Trustees, as the case may be. Fixed income investments with remaining maturities of 60 days or less generally are valued at their amortized cost which approximates their market value.

Some Funds may hold securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the market value of a Fund's investments may change on days when you cannot purchase or sell Fund shares.

MINIMUM PURCHASES

To purchase shares for the first time, you must invest at least $500 ($250 for IRAs) in any Fund.

Your subsequent investments must be made in amounts of at least $50.

A Fund may accept investments of smaller amounts at its discretion.

AUTOMATIC INVESTMENT PROGRAM

If you have a checking, money market or NOW account with a bank, you may purchase shares automatically through regular deductions from your account in amounts of at least $50 per transaction.

With a $50 minimum initial investment, you may begin regularly scheduled investments once per month, on either the first or fifteenth day, or twice per month, on both days.

HOW TO SELL YOUR FUND SHARES

You may sell shares directly by:
 .  Mail
 .  Telephone, or
 .  Systematic Withdrawal Plan

Holders of Fund shares may sell (sometimes called "redeem") shares by following the procedures established when they opened their account or accounts. If you have questions, call (800) 446-1012 (from overseas, call (617) 557-8280).

You may sell your shares by sending a written request for redemption to:

     Excelsior Funds
     c/o Chase Global Funds Services Company
     P.O. Box 2798
     Boston, MA 02208-2798

Please be sure to indicate the number of shares to be sold, identify your account number and sign the request.

If you own your shares directly and previously indicated on your account application or arranged in writing to do so, you may sell your shares on any Business Day by contacting a Fund directly by telephone at (800) 446-1012 (from overseas, call (617) 557-8280). The minimum amount for telephone redemptions is $500. We may reject a telephone redemption request if we deem it advisable to do so.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services, in addition to the fees charged by the Fund.

If you would like to sell $50,000 or more of your shares, or any amount if the proceeds are to be sent to an address other than the address of record, please notify the Fund in writing and include a signature guarantee by a bank or other financial institution (a notarized signature is not sufficient).

The sale price of each share will be the next NAV determined after the Fund receives your request in good order.

SYSTEMATIC WITHDRAWAL PLAN

If you have at least $10,000 in your account, you may use the systematic withdrawal plan. Under the plan you may arrange monthly, quarterly, semi-annual or annual automatic withdrawals from any Fund. The proceeds of each withdrawal will be mailed to you by check or, if you have a checking or savings account with a bank, electronically transferred to your account.

RECEIVING YOUR MONEY

Normally, we will send your sale proceeds within five Business Days after we receive your request in good order. Your proceeds can be wired to your bank account (if more than $500) or sent to you by check. IF YOU RECENTLY PURCHASED YOUR SHARES BY CHECK, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

We generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise, we might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were you would probably have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

INVOLUNTARY SALES OF YOUR SHARES

If your account balance drops below $500 because of redemptions, you may be required to sell your shares. But, we will always give you at least 60 days' written notice to give you time to add to your account and avoid the sale of your shares.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

A Fund may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our Statement of Additional Information.


HOW TO EXCHANGE YOUR SHARES

You may exchange your shares on any Business Day for shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc., or for shares of any portfolio of Excelsior Institutional Trust. In order to protect other shareholders, we may limit your exchanges to no more than six per year, and we may reject any exchange request. Shares can be exchanged directly by mail, or by telephone if you previously selected the telephone exchange option on the account application.

You may also exchange shares through your financial institution. Exchange requests must be for an amount of at least $500.

IF YOU RECENTLY PURCHASED SHARES BY CHECK YOU MAY NOT BE ABLE TO EXCHANGE YOUR SHARES UNTIL YOUR CHECK HAS CLEARED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE). This exchange privilege may be changed or canceled at any time upon 60 days' notice.

When you exchange shares, you are really selling your shares and buying other Fund shares. So, your sale price and purchase price will be based on the NAV next calculated after the Fund receives your exchange request in good order.

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact with a Fund over the telephone, you will generally bear the risk of any loss.

AUTHORIZED INTERMEDIARIES

Certain intermediaries, such as brokers or other shareholder organizations, are authorized to accept purchase, redemption and exchange requests for Fund shares. These intermediaries may authorize other organizations to accept purchase, redemption and exchange requests for Fund shares. These requests are normally executed at the NAV next determined after the intermediary receives the request in good order. Authorized intermediaries are responsible for transmitting requests and delivering funds on a timely basis.

SHAREHOLDER SERVICING

The Funds are permitted to pay a shareholder servicing fee to certain shareholder organizations for providing services to their customers who hold shares of the Funds. These services may include assisting in the processing of purchase, redemption and exchange requests and providing periodic account statements. The shareholder servicing fee may be up to 0.40% (0.25% in the case of the Technology Fund) of the average daily net asset value of Fund shares held by clients of a shareholder organization.

DISTRIBUTION OF FUND SHARES

The Optimum Growth and Value Equity Funds have adopted a distribution plan that allows shares of the Funds to pay distribution fees for the sale and distribution of their shares in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Fund's outstanding shares. Because these fees are paid out of a Fund's assets continuously, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Funds' distributor may institute promotional incentive programs for dealers, which will be paid for by the distributor out of its own assets and not out of the assets of the Funds. Under any such program, the distributor may provide incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to dealers selling shares.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes dividends from its income quarterly.

Each Fund makes distributions of capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

Dividends and distributions for shares held of record by U.S. Trust and its affiliates or correspondent banks will be paid in cash. Otherwise, dividends and distributions will be paid in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Fund in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Fund receives your written notice. To cancel your election, simply send the Fund written notice.

TAXES

Each Fund will distribute substantially all of its taxable income including its net capital gain (the excess of long-term capital over short-term capital loss), if any. Distributions you receive from a Fund will generally be taxable regardless of whether they are paid in cash or reinvested in additional shares. Distributions attributable to the net capital gain of a Fund will be taxable to you as long-term capital gain, regardless of how long you have held your shares. Other Fund distributions will generally be taxable as ordinary income.

You should note that if you purchase shares just before a distribution, the purchase price will reflect the amount of the upcoming distribution, but you will be taxed on the entire amount of the distribution received, even though, as an economic matter, the distribution simply constitutes a return of capital. This is known as "buying into a dividend."

You will recognize taxable gain or loss on a sale, exchange or redemption of your shares, including an exchange for shares of another Fund, based on the difference between your tax basis in the shares and the amount you receive for them. To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.

Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares.

The one major exception to these tax principles is that distributions on, and sales, exchanges and redemptions of, shares held in an IRA (or other tax-qualified plan) will generally not be currently taxable.

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply however, to the portions of each Fund's distributions, if any, that are attributable to interest on federal securities or interest on securities of the particular state or localities within the state.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. Shareholders who are nonresident aliens, foreign trusts or estates, or foreign corporations or partnerships, may be subject to different United States federal income tax treatment. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

MORE INFORMATION ABOUT TAXES IS IN THE STATEMENT OF ADDITIONAL INFORMATION.

FINANCIAL HIGHLIGHTS

The tables that follow present performance information about shares of each Fund. This information is intended to help you understand: each Fund's financial performance for the past five years, or, if shorter, the period of the Fund's operations. Some of this information reflects financial information for a single Fund share. The total returns in the table represent the rate that you would have earned (or lost) on an investment in a Fund, assuming you reinvested all of your dividends and distributions. This information has been audited by _________________, independent public accountants. Their report, along with each Fund's financial statements, are incorporated by reference into our Statement of Additional Information. You can obtain the annual report, which contains more performance information, at no charge by calling (800) 446-1012 (from overseas, call (617) 557-8280).

BLENDED EQUITY FUND

                                                                                         Year Ended March 31,
                                                                           ------------------------------------------------
                                                                           2000      1999       1998       1997       1996
                                                                           ----   -------    -------    -------    -------
Net Asset Value, Beginning of Year                                                $ 36.12    $ 25.81    $ 24.43    $ 21.40
                                                                                  -------    -------    -------    -------
Income From Investment Operations
  Net Investment Income                                                              0.11       0.16       0.18       0.12
  Net Gains on Securities (both realized and unrealized)                             6.90      12.59       2.50       5.21
                                                                                  -------    -------    -------    -------
  Total From Investment Operations                                                   7.01      12.75       2.68       5.33
                                                                                  -------    -------    -------    -------
Less Distributions
  Dividends From Net Investment Income                                              (0.13)     (0.16)     (0.14)     (0.11)
  Distributions From Net Realized Gain on Investments and Options                   (0.49)     (2.28)     (1.16)     (2.19)
  Total Distributions                                                               (0.62)     (2.44)     (1.30)     (2.30)
                                                                                  -------    -------    -------    -------
Net Asset Value, End of Year                                                      $ 42.51    $ 36.12    $ 25.81    $ 24.43
                                                                                  =======    =======    =======    =======
Total Return                                                                        19.65%     50.82%     11.09%     26.45%
Ratios/Supplemental Data
  Net Assets, End of Period (in millions)                                         $720.27    $594.91    $306.99    $188.57
  Ratio of Net Operating Expenses to Average Net Assets                              0.95%      0.99%      1.01%      1.05%
  Ratio of Gross Operating Expenses to Average Net Assets/1/                         1.01%      1.06%      1.06%      1.12%
  Ratio of Net Investment Income to Average Net Assets                               0.29%      0.55%      0.71%      0.55%
  Portfolio Turnover Rate                                                            20.0%      28.0%      39.0%      27.0%

Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

LARGE CAP GROWTH FUND

                                                                               Year Ended       Year Ended        Period Ended
                                                                             --------------   ---------------   -----------------
                                                                             March 31, 2000   March 31, 1999    March 31, 1998/1/
                                                                             --------------   ---------------   -----------------
Net Asset Value, Beginning of Period                                                                 $  8.51       $      7.00

Income From Investment Operations
     Net Investment Income (Loss)                                                                      (0.03)             0.00/2/
     Net Gains or (Losses) on Securities (both realized and unrealized)                                 5.82              1.51
                                                                                                     -------       -----------
     Total From Investment Operations                                                                   5.79              1.51
                                                                                                     -------       -----------

Net Asset Value, End of Period                                                                       $ 14.30       $      8.51
                                                                                                     =======       ===========
Total Return                                                                                           68.04 %           21.57 %/3/

Ratios/Supplemental Data
     Net Assets, End of Period (in millions)                                                         $251.55       $     47.53
     Ratio of Net Operating Expenses to Average Net Assets                                              1.04 %            1.05 %/4/
     Ratio of Gross Operating Expenses to Average Net Assets/5/                                         1.08 %            1.20 %/4/
     Ratio of Net Investment Income/(Loss) to Average Net Assets                                       (0.53)%           (0.16)%/4/
     Portfolio Turnover Rate                                                                               4 %              12 %/4/

Notes:
1.  Inception date of the Fund was October 1, 1997.
2.  Amount represents less than $0.01 per share.

3.  Not annualized.
4.  Annualized.
5. Expense ratio before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

OPTIMUM GROWTH FUND


                                                                                    Year Ended March 31,       Period Ended
                                                                                 -------------------------- -------------------
                                                                                 2000      1999       1998   March 31, 1997/1/
                                                                                 ----   -------    -------  -------------------
Net Asset Value, Beginning of Period                                                    $ 16.31    $ 10.18       $      9.87
                                                                                        -------    -------       -----------
Income From Investment Operations:
     Net Investment Income                                                                (0.06)     (0.01)             0.02
     Net Gains or (losses) on Securities (both realized and unrealized)                   11.15       6.15              0.31/2/
                                                                                        -------    -------       -----------
     Total From Investment Operations                                                     11.09       6.14              0.33
                                                                                        -------    -------       -----------
Less Distributions:
     Dividends From Net Investment Income                                                  0.00      (0.01)            (0.02)
     Distributions From Net Realized Gains on Investments and Options                      0.00       0.00              0.00
                                                                                        -------    -------       -----------
     Total Distributions                                                                   0.00      (0.01)            (0.02)
                                                                                        -------    -------       -----------
Net Asset Value, End of Period                                                          $ 27.40    $ 16.31       $     10.18
                                                                                        =======    =======       ===========
Total Return                                                                              68.00 %    60.41%             3.31%/3/
                                                                                        =======    =======       ===========
Ratios/Supplemental Data
     Net Assets at end of Period (in millions)                                          $ 12.41    $  6.60       $      3.36
     Ratio of Net Operating Expenses to Average Net Assets                                 1.05 %     1.05 %            1.05%/5/
     Ratio of Gross Operating Expenses to Average Net Assets/4/                            1.26 %     1.32 %            1.47%/5/
     Ratio of Net Investment Income (Loss) to Average Net Assets                          (0.34)%    (0.12)%            0.33%/5/
     Portfolio Turnover                                                                      22 %       19 %              20%/5/

1.   Inception date of the Fund was July 3, 1996.

2. This amount does not accord with the aggregate net losses on investments because of the timing of sales and repurchases of the shares in relation to fluctuating market value of the investments in the Fund.
3.   Not annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.
5.   Annualized.

SMALL CAP FUND

                                                                                               Year Ended March 31,
                                                                                --------------------------------------------------
                                                                                2000       1999       1998        1997       1996
                                                                                ----   --------    -------    --------    -------
Net Asset Value, Beginning of Period                                                   $  11.95    $  8.83       10.78    $  9.77
                                                                                       --------    -------    --------    -------
Income From Investment Operations
     Net Investment Income (Loss)                                                          0.00      (0.01)      (0.03)     (0.02)
     Net Gains or (Losses) on Securities (both realized and unrealized)                   (2.56)      3.13       (1.43)      1.72
                                                                                       --------    -------    --------    -------
     Total From Investment Operations                                                     (2.56)      3.12       (1.46)      1.70
                                                                                       --------    -------    --------    -------
Less Distributions
     Distributions From Net Realized Gain on Investments and Options                      (0.12)      0.00       (0.10)     (0.69)
     Distributions in Excess of Net Realized Gain on Investments and Options               0.00       0.00       (0.39)      0.00
                                                                                       --------    -------    --------    -------
     Total Distributions                                                                  (0.12)      0.00       (0.49)     (0.69)
                                                                                       --------    -------    --------    -------
Net Asset Value, End of Period                                                         $   9.27    $ 11.95    $   8.83    $ 10.78
                                                                                       ========    =======    ========    =======
Total Return                                                                             (21.41)%    35.33 %    (14.33)%    18.29 %
Ratios/Supplemental Data
     Net Assets, End of Period (in millions)                                           $  43.79    $ 68.55    $  53.26    $ 78.06
     Ratio of Net Operating Expenses to Average Net Assets                                 0.94%      0.94 %      0.94 %     0.90 %
     Ratio of Gross Operating Expenses to Average Net Assets/1/                            1.05%      1.01 %      1.02 %     0.98 %
     Ratio of Net Investment Income/(Loss) to Average Net Assets                          (0.04)%    (0.14)%     (0.26)%    (0.17)%
     Portfolio Turnover Rate                                                              115.0%      73.0 %      55.0 %     38.0 %

Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

VALUE AND RESTRUCTURING FUND

                                                                                             Year Ended March 31,
                                                                                -----------------------------------------------
                                                                                2000      1999       1998       1997      1996
                                                                                ----   -------    -------    -------    ------
Net Asset Value, Beginning of Period                                                   $ 23.79    $ 15.93    $ 14.03    $10.55
                                                                                       -------    -------    -------    ------
Income From Investment Operations
     Net Investment Income                                                                0.13       0.10       0.13      0.10
     Net Gains on Securities (both realized and unrealized)                               0.21       8.12       2.36      3.71
                                                                                       -------    -------    -------    ------
     Total From Investment Operations                                                     0.34       8.22       2.49      3.81
                                                                                       -------    -------    -------    ------
Less Distributions
     Dividends From Net Investment Income                                                (0.11)     (0.09)     (0.12)    (0.09)
     Distributions From Net Realized Gain on Investments and Options                     (0.14)     (0.27)     (0.47)    (0.24)
                                                                                       -------    -------    -------    ------
     Total Distributions                                                                 (0.25)     (0.36)     (0.59)    (0.33)
                                                                                       -------    -------    -------    ------
Net Asset Value, End of Period                                                         $ 23.88    $ 23.79    $ 15.93    $14.03
                                                                                       =======    =======    =======    ======
Total Return                                                                              1.48%     52.10%     18.09%    36.48%
Ratios/Supplemental Data
     Net Assets, End of Period (in millions)                                           $594.62    $388.45    $124.01    $74.05
     Ratio of Net Operating Expenses to Average Net Assets                                0.93%      0.89%      0.91%     0.91%
     Ratio of Gross Operating Expenses to Average Net Assets/1/                           1.07%      0.93%      0.95%     0.95%
     Ratio of Net Investment Income to Average Net Assets                                 0.59%      0.54%      0.90%     0.88%
     Portfolio Turnover Rate                                                              43.0%      30.0%      62.0%     56.0%

Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

VALUE EQUITY FUND

                                                                                       Year Ended March 31,     Period Ended
                                                                                     ------------------------     March 31,
                                                                                     2000     1999      1998       1997/1/
                                                                                     ----   ------    ------  -------------
Net Asset Value, Beginning of Period                                                        $16.11    $11.33    $       12.08
                                                                                            ------    ------    -------------
Income From Investment Operations:
     Net Investment Income                                                                    0.08      0.07             0.01
     Net Gains or (Losses) on Securities (both realized and unrealized)                       0.55      5.57            (0.76)
                                                                                            ------    ------    -------------
     Total From Investment Operations                                                         0.63      5.64            (0.75)
                                                                                            ------    ------    -------------
Less Distributions:
     Dividends From Net Investment Income                                                    (0.07)    (0.06)            0.00
     Distributions From Net Realized Gains on Investments and Options                        (1.32)    (0.80)            0.00
                                                                                            ------    ------    -------------
     Total Distributions                                                                     (1.39)    (0.86)            0.00
                                                                                            ------    ------    -------------
Net Asset Value, End of Period                                                              $15.35    $16.11    $       11.33
                                                                                            ======    ======    =============
Total Return                                                                                  4.59%    51.09%           (6.21)%/2/
                                                                                            ======    ======    =============
Ratios/Supplemental Data
     Net Assets at end of Period (in millions)                                              $  125    $   78    $          56
     Ratio of Net Operating Expenses to Average Net Assets                                    1.05%     1.05%            1.05%/3/
     Ratio of Gross Operating Expenses to Average Net Assets/4/                               1.32%     1.35%            1.43%/3/
     Ratio of Net Investment Income (Loss) to Average Net Assets                              0.53%     0.47%            0.54%/3/
     Portfolio Turnover                                                                         55%       51%              64%/3/

1.   Inception date of the Fund was January 15, 1997.

2.   Not annualized.
3.   Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

ENERGY AND NATURAL RESOURCES FUND

                                                                                           Year Ended March 31,
                                                                                   ------------------------------------
                                                                                   2000       1999      1998      1997      1996
                                                                                   ----   --------    ------    ------    ------
Net Asset Value, Beginning of Period                                                      $  12.66    $11.12    $ 9.55    $ 7.92
                                                                                          --------    ------    ------    ------
Income From Investment Operations
 Net Investment Income                                                                        0.10      0.09      0.09      0.07
 Net Gains or (Losses) on Securities (both realized and unrealized)                          (1.65)     2.69      2.60      1.63
                                                                                          --------    ------    ------    ------
 Total From Investment Operations                                                            (1.55)     2.78      2.69      1.70
                                                                                          --------    ------    ------    ------
Less Distributions
 Dividends From Net Investment Income                                                        (0.09)    (0.10)    (0.09)    (0.07)
 Distributions From Net Realized Gain on Investments and Options                              0.00     (1.07)    (1.03)     0.00
 Distributions in Excess of Net Realized Gain on Investments and Options                      0.00     (0.07)     0.00      0.00
                                                                                          --------    ------    ------    ------
 Total Distributions                                                                         (0.09)    (1.24)    (1.12)    (0.07)

Net Asset Value, End of Period                                                            $  11.02    $12.66    $11.12    $ 9.55
                                                                                          ========    ======    ======    ======
Total Return                                                                                (12.23)%   24.97%    28.28%    21.60%
Ratios/Supplemental Data
 Net Assets, End of Period (in millions)                                                  $  43.02    $46.17    $33.39    $23.29
 Ratio of Net Operating Expenses to Average Net Assets                                        0.98 %    0.99%     0.93%     0.96%
 Ratio of Gross Operating Expenses to Average Net Assets/1/                                   1.09 %    1.07%     0.98%     1.09%
 Ratio of Net Investment Income to Average Net Assets                                         0.97 %    0.69%     0.84%     0.88%
 Portfolio Turnover Rate                                                                      96.0 %    88.0%     87.0%     43.0%

Notes:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

REAL ESTATE FUND

                                                                                 Year ended       Year ended         Period ended
                                                                               --------------   ---------------   ------------------
                                                                               March 31, 2000   March 31, 1999    March 31, 1998/1/
                                                                               --------------   ---------------   ------------------
Net Asset Value, Beginning of Period                                                              $   7.05            $    7.00
                                                                                                  --------            ---------
Income From Investment Operations
     Net Investment Income                                                                            0.33                 0.15
     Net Gains or (Losses) on Securities (both realized and unrealized)                              (1.55)                0.01
                                                                                                  --------            ---------
     Total From Investment Operations                                                                (1.22)                0.16
                                                                                                  --------            ---------
Less Distributions
     Dividends From Net Investment Income                                                            (0.33)               (0.11)
     Total Distributions                                                                             (0.33)               (0.11)
                                                                                                  --------            ---------
Net Asset Value, End of Period                                                                    $   5.50            $    7.05
                                                                                                  ========            =========
Total Return                                                                                        (17.55)%               2.26%/2/
Ratios/Supplemental Data
     Net Assets, End of Period (in millions)                                                      $  32.84            $   41.17
     Ratio of Net Operating Expenses to Average Net Assets                                            1.20 %               1.20%/3/
     Ratio of Gross Operating Expenses to Average Net Assets/4/                                       1.43 %               1.40%/3/
     Ratio of Net Investment Income to Average Net Assets                                             5.37 %               5.02%/3/
     Portfolio Turnover Rate                                                                          28.0 %               30.0%/3/

Notes:
1.  Inception date of the Fund was October 1, 1997.
2.  Not annualized.
3.  Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             EXCELSIOR FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST

INVESTMENT ADVISER

United States Trust Company of New York
114 W. 47th Street
New York, New York 10036

U.S. Trust Company
225 High Ridge Road
East Building
Stamford, Connecticut 06905

DISTRIBUTOR

Edgewood Services, Inc.
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-5829

More information about each Fund is available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAIs dated August 1, 2000 include detailed information about Excelsior Funds, Inc. and Excelsior Institutional Trust. The SAIs are on file with the SEC and are incorporated by reference into this prospectus. This means that the SAIs, for legal purposes, are a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

These reports contain additional information about the Funds' investments. The Annual Report also lists each Fund's holdings and contains information from the Funds' managers about strategies, and recent market conditions and trends and their impact on Fund performance.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  CALL (800) 466-1012 (FROM OVERSEAS, CALL (617) 557-8280)

BY MAIL:
Excelsior Funds, Inc.
73 Tremont Street
Boston, Massachusetts 02108-3913

BY INTERNET:  http://www.excelsiorfunds.com

FROM THE SEC: You can also obtain the SAIs or the Annual and Semi-Annual reports, as well as other information about Excelsior Funds, Inc. and Excelsior Institutional Trust, from the EDGAR Database on the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-0102. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov. Excelsior Funds, Inc.'s and Excelsior Institutional Trust's Investment Company Act registration numbers are 811-4088 and 811-8490, respectively.

                          EXCELSIOR INSTITUTIONAL TRUST

                                   Equity Fund
                                Value Equity Fund
                               Optimum Growth Fund
                            International Equity Fund
                                   Income Fund
                             Total Return Bond Fund




                       STATEMENT OF ADDITIONAL INFORMATION





                                August 1, 2000




            This Statement of Additional Information pertains to the Shares ("Retail Shares") and Institutional Shares (together with Retail Shares, "Shares") of the Value Equity and Optimum Growth Funds, and the Institutional Shares of the Equity, Income, Total Return Bond and International Equity Funds (each, a "Fund" and collectively, the "Funds") of Excelsior Institutional Trust. This Statement of Additional Information is not a prospectus but should be read in conjunction with the current prospectuses for the Funds dated August 1, 2000 (the "Prospectuses"). Copies of the Prospectuses may be obtained by writing Excelsior Institutional Trust c/o Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 or by calling (800) 446-1012 (Retail Shares) or (800) 909-1989 (Institutional Shares). Capitalized terms not otherwise defined have the same meaning as in the Prospectuses.


            The audited financial statements and related reports of ______________, independent auditors, contained in the annual reports to the Funds' shareholders for the fiscal year ended March 31, ______ are incorporated herein by reference in the section entitled "Financial Statements." No other parts of the annual reports are incorporated herein by reference. Copies of the annual reports may be obtained upon request and without charge by calling (800) 446-1012 (Retail Shares) or (800) 909-1989 (Institutional Shares).

                                TABLE OF CONTENTS

                                                                Page

CLASSIFICATION AND HISTORY ..................................    2
INVESTMENT OBJECTIVES, STRATEGIES AND RISKS .................    2
            Investment Philosophy and Strategies ............    2
            Additional Investment Policies ..................    2
            Additional Information on Portfolio Instruments..    5
            Investment Limitations ..........................   28
PORTFOLIO TRANSACTIONS ......................................   31
PERFORMANCE INFORMATION .....................................   34
PORTFOLIO VALUATION AND DETERMINATION OF NET ASSET VALUE ....   38
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ..............   39
            Purchase of Shares ..............................   40
            Redemption Procedures ...........................   41
            Other Redemption Information ....................   42
INVESTOR PROGRAMS ...........................................   43
            Systematic Withdrawal Plan ......................   43
            Exchange Privilege ..............................   43
            Retirement Plans ................................   44
            Additional Information ..........................   44
RULE 12B-1 DISTRIBUTION PLAN ................................   44
MANAGEMENT OF THE FUNDS .....................................   46
            Investment Advisory Services ....................   52
            Administrators ..................................   55
Shareholder Organizations ...................................   57
            Expenses ........................................   58
            Transfer Agent and Custodian ....................   58
INDEPENDENT AUDITORS ........................................   59
COUNSEL .....................................................   59
TAXATION ....................................................   59
DESCRIPTION OF THE TRUST ....................................   61
CODE OF ETHICS ..............................................   64
MISCELLANEOUS ...............................................   64
FINANCIAL STATEMENTS ........................................   64
APPENDIX A ..................................................   A-1

                           CLASSIFICATION AND HISTORY
                           --------------------------

            Excelsior Institutional Trust (the "Trust") is an open-end, management investment company. Each Fund is a separate series of the Trust and is classified as diversified under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust was organized as a business trust under the laws of the State of Delaware on April 27, 1994. Prior to March 15, 1999, the Equity Fund, Value Equity Fund, Optimum Growth Fund, Income Fund, Total Return Bond Fund and International Equity Fund were known as the Institutional Equity Fund, Institutional Value Equity Fund, Institutional Optimum Growth Fund, Institutional Income Fund, Institutional Total Return Bond Fund and Institutional International Equity Fund, respectively.


                   INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
                   -------------------------------------------

            The following information supplements the description of the investment objectives, strategies and risks of the Funds as set forth in the Prospectuses. The investment objective of each Fund may be changed without shareholder approval. Except as expressly noted below, each Fund's investment policies also may be changed without shareholder approval.

Investment Philosophy and Strategies
------------------------------------

            In managing investments for the Funds, the Adviser follows a long-term investment philosophy which generally does not change with the short-term variability of financial markets or fundamental conditions. Its approach begins with the conviction that all worthwhile investments are grounded in value. The Adviser believes that an investor can identify fundamental values that eventually should be reflected in market prices, such that over time, a disciplined search for fundamental value will achieve better results than attempting to take advantage of short-term price movements.

            The Adviser's investment philosophy is to identify investment values available in the market at attractive prices. Investment value arises from the ability to generate earnings or from the ownership of assets or resources. Underlying earnings potential and asset values are frequently demonstrable but not recognized in the market prices of the securities representing their ownership.

Additional Investment Policies
------------------------------

Equity, Value Equity and Optimum Growth Funds
---------------------------------------------

            Under normal market and economic conditions, the Equity, Value Equity and Optimum Growth Funds will invest at least 65% of their respective total assets in common stock, preferred stock and securities convertible into common stock. Normally, not more than 35% of each Fund's total assets may be invested in other securities and instruments including, e.g., investment-grade debt securities, warrants, options, and futures instruments as described in more detail below. The Funds may hold cash or invest without limitation in U.S. government securities, high quality money market instruments and repurchase agreements collateralized by the foregoing obligations, if deemed appropriate by the Adviser for temporary defensive purposes.

            Portfolio holdings will include equity securities of companies having capitalizations of varying amounts, and the Funds may invest in the securities of high growth, small companies when the Adviser expects earnings and the price of the securities to grow at an above-average rate. The equity securities of small companies have historically been characterized by greater volatility of returns, greater total returns and lower dividend yields than equity securities of large companies. As a result, there may be a greater fluctuation in the value of a Fund's shares, and a Fund may be required, in order to satisfy redemption requests or for other reasons, to sell these securities at a discount from market prices, to sell during periods when such disposition is not desirable, or to make many small sales over a period of time.

            The Equity, Value Equity and Optimum Growth Funds may invest directly or indirectly in the securities of foreign issuers. The Funds currently do not expect to invest more than 30% of their respective total assets at the time of purchase in such securities.

Income and Total Return Bond Funds
----------------------------------

            The Income and Total Return Bond Funds may invest in the following types of securities: corporate debt obligations such as bonds, debentures, obligations convertible into common stocks and money market instruments; preferred stocks; and obligations issued or guaranteed by the U.S. government and its agencies or instrumentalities. The Funds are also permitted to enter into repurchase agreements, and may from time to time invest in debt obligations issued by or on behalf of states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political subdivisions, the interest of which is, in the opinion of bond counsel to the issuer, exempt from federal income tax ("Municipal Obligations"). The Adviser will consider investments in Municipal Obligations for the Funds when the Adviser believes that the total return on such securities is attractive relative to that of taxable securities.

            Under normal market conditions, at least 65% of the Income and Total Return Bond Funds' respective total assets will be invested in investment-grade bonds that are rated within the three highest ratings of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Services ("S&P") (or are unrated obligations considered to be of comparable credit quality by the Adviser). "Investment-grade bonds" are bonds and other debt instruments that are rated within the four highest ratings of Moody's or S&P (or are unrated obligations considered to be of investment grade by the Adviser) and U.S. government obligations and money market instruments of the types described below. When, in the opinion of the Adviser, a defensive investment posture is warranted, each of these Funds may invest temporarily and without limitation in high quality, short-term money market instruments.

            The Income Fund may invest up to 35% of its total assets, and the Total Return Bond Fund may invest up to 5% of its total assets, in bonds rated below investment grade. Investments in obligations rated below the four highest ratings of S&P and Moody's ("junk bonds") have different risks than investments in securities that are rated investment grade. Risk of loss upon default by the borrower is significantly greater because lower-rated securities are generally unsecured and are often subordinated to other creditors of the issuer, and because the issuers frequently have high levels of indebtedness and are more sensitive to adverse economic conditions, such as recessions, individual corporate developments and increasing interest rates, than are investment grade issuers. As a result, the market price of such securities, and the net asset value of a Fund's shares, may be particularly volatile. Additional risks associated with lower-rated fixed-income securities are (a) the relative youth and growth of the market for such securities, (b) the sensitivity of such securities to interest rate and economic changes, (c) the lower degree of protection of principal and interest payments, (d) the relatively low trading market liquidity for such securities, (e) the impact that legislation may have on the high yield bond market (and, in turn, on a Fund's net asset value and investment practices), (f) the operation of mandatory sinking fund or call/redemption provisions during periods of declining interest rates whereby a Fund may be required to reinvest premature redemption proceeds in lower yielding portfolio securities, and (g) the creditworthiness of the issuers of such securities. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing. An economic downturn could also disrupt the market for lower-rated bonds generally and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. If the issuer of a lower-rated debt obligation held by a Fund defaulted, the Fund could incur additional expenses to seek recovery. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Finally, a Fund's trading in fixed-income securities to achieve capital appreciation entails risks that capital losses rather than gains will result.

            The Income and Total Return Bond Funds may invest up to 25% of their respective total assets in (a) preferred stocks and (b) U.S. dollar-denominated debt obligations of (i) foreign issuers, including foreign corporations and foreign governments, and (ii) U.S. companies issued outside the United States. The Funds will not invest in common stocks, and any common stocks received through conversion of convertible debt obligations will be sold in an orderly manner as soon as possible.

International Equity Fund
-------------------------

            Under normal market and economic conditions, the International Equity Fund will invest at least 75% of its assets in foreign equity securities. Foreign equity securities may include common stock, preferred stock, securities convertible into common or preferred stock and warrants issued by companies domiciled outside of the United States and shares of U.S. registered investment companies that invest primarily in foreign securities. While there are no prescribed limits on geographic distributions, the Fund normally will hold securities of issuers collectively having their principal place of business in no fewer than three foreign countries. For cash management purposes, the Fund may invest up to 25% of its assets on a continuous basis in cash or short-term instruments such as commercial paper, bank obligations, U.S. government and agency securities maturing within one year, notes and other investment-grade debt securities of various maturities, and repurchase agreements collateralized by these securities. Under unusual economic and market conditions, the Fund may restrict the securities markets in which its assets are invested and may invest without limitation in any combination of high quality domestic or foreign money market instruments.

            Convertible debt securities purchased by the Fund will be rated investment grade by Moody's or S&P if such a rating is available. To be deemed investment grade, debt securities must carry a rating of at least "Baa" from Moody's or "BBB" from S&P. If unrated, as is the case with most foreign securities, convertible debt securities purchased by the Fund will be deemed to be comparable in quality to securities rated investment grade by the Adviser under the supervision of the Board of Trustees of the Trust. With respect to securities rated "Baa" by Moody's or "BBB" by S&P (the lowest of the top four investment rankings), or deemed to be comparable in quality to such securities, interest and principal payments are regarded as adequate for the present; however, these securities may have speculative characteristics, and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make interest and principal payments than is the case with higher grade bonds. The Fund will sell in an orderly fashion as soon as possible any debt securities it holds if they are downgraded below "Baa" by Moody's or "BBB" by S&P. The Fund may purchase securities both on recognized stock exchanges and in over-the-counter markets. Most of the Fund's portfolio transactions will be effected in the primary trading market for the given security.

            The countries in which the Fund may invest, include but are not limited to: Japan, France, the United Kingdom, Germany, Italy, the Netherlands, Switzerland, Singapore, Australia, Canada, Sweden, Ireland, Hong Kong, Thailand, Spain, Portugal, Israel, Chile, Argentina and Hungary.

Additional Information on Portfolio Instruments
-----------------------------------------------

            Gold Bullion
            ------------

            The International Equity Fund may invest up to 5% of its total assets in gold bullion by purchasing gold bars primarily of standard weight (approximately 400 troy ounces) at the best available prices in the New York bullion market. However, the Adviser will have discretion to purchase or sell gold bullion in other markets, including foreign markets, if better prices can be obtained. Gold bullion is valued by the Fund at the mean between the closing bid and asked prices in the New York bullion market as of the close of the New York Stock Exchange each business day. When there is no readily available market quotation for gold bullion, the bullion will be valued by such method as determined by the Trust's Board of Trustees to best reflect its fair value. For purpose of determining net asset value, gold held by the Fund will be valued in U.S. dollars. Investments in gold will not produce dividends or interest income, and the Fund can look only to price appreciation for a return on such investments.

            U.S. Government and Agency Securities
            -------------------------------------

            Securities issued or guaranteed by the U.S. government or its agencies or instrumentalities include U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the Treasury; others, such as those issued by the Federal National Mortgage Association, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality; and others are supported only by the credit of the agency or instrumentality. While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

            Securities Lending
            ------------------

            To increase return on its portfolio securities, each Fund may lend its portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. When a Fund lends its securities, it continues to receive interest or dividends on the securities lent and may simultaneously earn interest on the investment of the cash loan collateral, which will be invested in readily marketable, high-quality, short-term obligations. Although voting rights, or rights to consent, attendant to lent securities pass to the borrower, such loans may be called at any time and will be called so that the securities may be voted by a Fund if a material event affecting the investment is to occur.

            There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

            Variable Rate and Floating Rate Securities
            ------------------------------------------

            Each Fund may purchase floating and variable rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of 397 days, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 397 days, in each case upon not more than 30 days' notice. Variable rate demand notes include master demand notes which are obligations that permit a Fund to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

            The interest rate on a floating rate demand obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate demand obligation is adjusted automatically at specified intervals. Frequently, such obligations are collateralized by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, a Fund's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and a Fund may invest in obligations which are not so rated only if the Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Fund may invest. The Adviser will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate demand obligations held by the Funds. Each Fund will not invest more than 15% of the value of its net assets in floating or variable rate demand obligations as to which it cannot exercise the demand feature on not more than seven days' notice if there is no secondary market available for these obligations, and in other securities that are deemed illiquid. See "Investment Restrictions" below.

            Participation Interests
            -----------------------

            Each Fund may purchase from financial institutions participation interests in securities in which such Fund may invest. A participation interest gives a Fund an undivided interest in the security in the proportion that the Fund's participation interest bears to the total principal amount of the security. These instruments may have fixed, floating or variable rates of interest, with remaining maturities of 13 months or less. If the participation interest is unrated, or has been given a rating below that which is permissible for purchase by the Fund, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank, or the payment obligation otherwise will be collateralized by U.S. government securities, or, in the case of unrated participation interests, the Adviser must have determined that the instrument is of comparable quality to those instruments in which the Fund may invest. For certain participation interests, a Fund will have the right to demand payment, on not more than seven days' notice, for all or any part of the Fund's participation interest in the security, plus accrued interest. As to these instruments, the Fund intends to exercise its right to demand payment only upon a default under the terms of the security, as needed to provide liquidity to meet redemptions, or to maintain or improve the quality of its investment portfolio. Each Fund will not invest more than 15% of its net assets in participation interests that do not have this demand feature, and in other securities that are deemed illiquid. Currently, no Fund intends to invest more than 5% of its net assets in participation interests during the current year. See "Investment Restrictions" below.

            Illiquid Securities
            -------------------

            Each Fund may acquire investments that are illiquid or have limited liquidity, such as private placements or investments that are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and cannot be offered for public sale in the United States without first being registered under the 1933 Act. An illiquid investment is any investment that cannot be disposed of within seven days in the normal course of business at approximately the amount at which it is valued by the Fund. The price a Fund pays for illiquid securities or receives upon resale may be lower than the price paid or received for similar securities with a more liquid market.

            Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act, securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the 1933 Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them which, if possible at all, would result in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

            In recent years, however, a large institutional market has developed for certain securities that are not registered under the 1933 Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale of such investments to the general public or to certain institutions may not be indicative of their liquidity.

            Each Fund may not invest in additional illiquid securities if, as a result, more than 15% of the market value of its net assets would be invested in illiquid securities. Each Fund may also purchase Rule 144A securities sold to institutional investors without registration under the 1933 Act. Rule 144A allows a broader institutional trading market for securities otherwise subject to restriction on their resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers.

            Rule 144A securities may be determined to be liquid in accordance with guidelines established by the Adviser and approved by the Trustees of the Trust. The Trustees will monitor the implementation of these guidelines on a periodic basis. Because Rule 144A is relatively new, it is not possible to predict how markets in Rule 144A securities will develop. If trading in Rule 144A securities were to decline, these securities could become illiquid after being purchased, increasing the level of illiquidity of a Fund. As a result, a Fund holding these securities might not be able to sell these securities when the Adviser wishes to do so, or might have to sell them at less than fair value.

            The Adviser will monitor the liquidity of Rule 144A securities for each Fund under the supervision of the Trust's Board of Trustees. In reaching liquidity decisions, the Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers and other potential purchasers wishing to purchase or sell the security; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

            Unsecured Promissory Notes
            --------------------------

            Each Fund may also purchase unsecured promissory notes ("Notes") which are not readily marketable and have not been registered under the 1933 Act, provided such investments are consistent with such Fund's investment objectives and policies. Each Fund will invest no more than 15% of its net assets in such Notes and in other securities that are not readily marketable (which securities would include floating and variable rate demand obligations as to which the Fund cannot exercise the demand feature described above and as to which there is no secondary market). Currently, no Fund intends to invest any of its assets in unsecured promissory notes during the coming year. See "Investment Restrictions" below.

            Repurchase Agreements
            ---------------------

            Each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). The Funds will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Adviser. The Funds will not enter into repurchase agreements with the Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered illiquid securities and will be subject to the limitations described above under "Illiquid Securities." The repurchase price under a repurchase agreement generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

            Securities subject to repurchase agreements are held by the Funds' custodian (or sub-custodian) or in the Federal Reserve/Treasury book-entry system. The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Repurchase agreements are considered loans by a Fund under the 1940 Act.

            Borrowing and Reverse Repurchase Agreements
            -------------------------------------------

            Each Fund may borrow funds, in an amount up to one-third of the value of its total assets, for temporary or emergency purposes, such as meeting larger than anticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The Securities and Exchange Commission (the "SEC") views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

            Municipal Obligations
            ---------------------

            The Income and Total Return Bond Funds may, when deemed appropriate by the Adviser in light of the Funds' investment objectives, invest in Municipal Obligations. Although yields on Municipal Obligations can generally be expected under normal market conditions to be lower than yields on corporate and U.S. government obligations, from time to time municipal securities have outperformed, on a total return basis, comparable corporate and federal debt obligations as a result of prevailing economic, regulatory or other circumstances. Dividends paid by the Income and Total Return Bond Funds that are derived from interest on municipal securities would be taxable to the Funds' shareholders for federal income tax purposes.

            Municipal Obligations include debt obligations issued by governmental entities to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities. Private activity bonds that are issued by or on behalf of public authorities to finance various privately operated facilities are included within the term "Municipal Obligations" only if the interest paid thereon is exempt from regular federal income tax and not treated as a specific tax preference item under the federal alternative minimum tax.

            The two principal classifications of Municipal Obligations which may be held by the Income and Total Return Bond Funds are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as user fees of the facility being financed.

            The Income and Total Return Bond Funds' portfolios may also include "moral obligation" securities, which are usually issued by public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund -- the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Funds.

            There are, of course, variations in the quality of Municipal Obligations, both within a particular classification and between classifications, and the yields on Municipal Obligations depend upon a variety of factors, including general market conditions, the financial condition of the issuer, conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of nationally recognized statistical rating organizations ("NRSROs") such as Moody's and S&P described in Appendix A hereto represent their opinion as to the quality of Municipal Obligations. It should be emphasized that these ratings are general and are not absolute standards of quality, and Municipal Obligations with the same maturity, interest rate, and rating may have different yields while Municipal Obligations of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by a Fund, an issue of Municipal Obligations may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Fund. The Adviser will consider such an event in determining whether a Fund should continue to hold the obligation.

            The payment of principal and interest on most Municipal Obligations purchased by the Funds will depend upon the ability of the issuers to meet their obligations. Each state, the District of Columbia, each of their political subdivisions, agencies, instrumentalities and authorities, and each multistate agency of which a state is a member, is a separate "issuer" as that term is used in this Statement of Additional Information. The non-governmental user of facilities financed by private activity bonds is also considered to be an "issuer." An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code, and laws, if any, which may be enacted by federal or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its Municipal Obligations may be materially adversely affected by litigation or other conditions.

            Private activity bonds are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities and certain local facilities for water supply, gas, electricity or sewage or solid waste disposal. Private activity bonds are also issued to privately held or publicly owned corporations in the financing of commercial or industrial facilities. State and local governments are authorized in most states to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities.

Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities. Consequently, the credit quality of these obligations is usually directly related to the credit standing of the corporate user of the facility involved.

            Among other instruments, the Funds may purchase short-term general obligation notes, tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax-exempt commercial paper, construction loan notes and other forms of short-term loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues. In addition, the Funds may invest in long-term tax-exempt instruments, such as municipal bonds and private activity bonds, to the extent consistent with the maturity restrictions applicable to it.

            Opinions relating to the validity of Municipal Obligations and to the exemption of interest thereon from federal income tax are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Funds nor the Adviser will review the proceedings relating to the issuance of Municipal Obligations or the bases for such opinions.

            Stand-By Commitments
            --------------------

            The Income and Total Return Bond Funds may acquire "stand-by commitments" with respect to Municipal Obligations held by them. Under a stand-by commitment, a dealer or bank agrees to purchase from a Fund, at the Fund's option, specified Municipal Obligations at a specified price. The amount payable to a Fund upon its exercise of a stand-by commitment is normally (i) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on their acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus (ii) all interest accrued on the securities since the last interest payment date during that period. Stand-by commitments are exercisable by a Fund at any time before the maturity of the underlying Municipal Obligations, and may be sold, transferred or assigned by the Fund only with the underlying instruments.

            The Income and Total Return Bond Funds expect that stand-by commitments will generally be available without the payment of any direct or indirect consideration. However, if necessary or advisable, either Fund may pay for a stand-by commitment either separately in cash or by paying a higher price for securities which are acquired subject to the commitment (thus reducing the yield to maturity otherwise available for the same securities). Where a Fund has paid any consideration directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation for the period during which the commitment was held by the Fund.

            The Income and Total Return Bond Funds intend to enter into stand-by commitments only with banks and broker/dealers which, in the Adviser's opinion, present minimal credit risks. In evaluating the creditworthiness of the issuer of a stand-by commitment, the Adviser will review periodically the issuer's assets, liabilities, contingent claims and other relevant financial information. The Funds will acquire stand-by commitments solely to facilitate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. Stand-by commitments acquired by a Fund will be valued at zero in determining the Fund's net asset value.

            Foreign Securities
            ------------------

            Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, brokerage or other taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ from the economy of the United States.

            It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the United States. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable United States companies. Foreign security trading practices, including those involving securities settlement where a Fund's assets may be released prior to receipt of payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the United States.

            The costs attributable to investing abroad are usually higher than those attributable to investing in domestic securities for several reasons, such as the higher cost of investment research, higher cost of custody of foreign securities, higher commissions paid on comparable transactions in foreign markets and additional costs arising from delays in settlements of transactions involving foreign securities.

            Each Fund may invest in foreign securities that impose restrictions on transfer within the United States or to United States persons. Although securities subject to such transfer restrictions may be marketable abroad, they may be less liquid than foreign securities of the same class that are not subject to such restrictions.

            Dividends and interest paid by foreign issuers may be subject to withholding and other foreign taxes. To the extent that such taxes are not offset by credits or deductions allowed to investors under the federal income tax laws, they may reduce the net return to investors.

            Each of the Equity, Value Equity, Optimum Growth and International Equity Funds may invest indirectly in the securities of foreign issuers through sponsored and unsponsored American Depository Receipts ("ADRs"), European Depository Receipts ("EDRs"), Global Depository Receipts ("GDRs") and other similar instruments. ADRs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depository Receipts, are receipts issued in Europe, typically by foreign banks and trust companies, that evidence ownership of either foreign or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer.

            The International Equity Fund may also invest indirectly in foreign securities through share entitlement certificates. Share entitlement certificates are transferable securities similar to depository receipts which are structured like global debt issues to facilitate trading on an international basis. The holder of a share entitlement certificate holds a fully collateralized obligation of the issuer the value of which is linked directly to that of the underlying foreign security.

            Forward Foreign Currency Exchange Contracts
            -------------------------------------------

            In accordance with their respective investment objectives and policies, the Funds may buy and sell securities (and receive interest, dividends and sale proceeds) in currencies other than the U.S. dollar. Therefore, the Funds may from time to time enter into foreign currency exchange transactions to convert to and from different foreign currencies and to convert foreign currencies to and from the U.S. dollar. The Funds either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market or use forward contracts to purchase or sell foreign currencies. The cost of a Fund's spot currency exchange transactions will generally be the difference between the bid and offer spot rate of the currency being purchased or sold.

            A forward foreign currency exchange contract is an obligation by a Fund to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract. Forward foreign currency exchange contracts establish an exchange rate at a future date. These contracts are transferable in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward foreign currency exchange contract generally has no deposit requirement and is traded at a net price without commission. A Fund maintains with its custodian a segregated account of liquid assets in an amount at least equal to its obligations under each forward foreign currency exchange contract. Neither spot transactions nor forward foreign currency exchange contracts eliminate fluctuations in the prices of the Fund's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

            Each Fund may enter into forward foreign currency exchange contracts for hedging purposes in an attempt to protect against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated investment position. Since consideration of the prospect for currency parities will be incorporated into the Adviser's long-term investment decisions, the Funds will not routinely enter into foreign currency hedging transactions with respect to security transactions; however, the Adviser believes that it is important to have the flexibility to enter into foreign currency hedging transactions when it determines that the transactions would be in a Fund's best interest. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of such securities between the date the forward contract is entered into and the date it matures. The projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

            At or before the maturity of a forward foreign currency exchange contract when a Fund has agreed to deliver a foreign currency, the Fund may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If the Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a currency, and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent of the price of the currency it has agreed to sell is less than the price of the currency it has agreed to purchase in the offsetting contract.

            While these contracts are not presently regulated by the Commodity Futures Trading Commission ("CFTC"), the CFTC may in the future assert authority to regulate forward contracts. In such event, a Fund's ability to utilize forward contracts may be restricted. Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies. Unanticipated changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts. The use of foreign currency forward contracts may not eliminate fluctuations in the underlying U.S. dollar equivalent value of the prices of or rates of return on a Fund's foreign currency denominated portfolio securities and the use of such techniques will subject the Fund to certain risks.

            The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency-denominated asset that is the subject of the hedge generally will not be precise. In addition, a Fund may not always be able to enter into foreign currency forward contracts at attractive prices and this will limit a Fund's ability to use such contract to hedge or cross-hedge its assets. Also, with regard to a Fund's use of cross-hedges, there can be no assurance that historical correlations between the movement of certain foreign currencies relative to the U.S. dollar will continue. Thus, at any time poor correlation may exist between movements in the exchange rates of the foreign currencies underlying a Fund's cross-hedges and the movements in the exchange rates of the foreign currencies in which the Fund's assets that are the subject of such cross-hedges are denominated.

            Guaranteed Investment Contracts
            -------------------------------

            Each Fund may invest in guaranteed investment contracts ("GICs") issued by insurance companies. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the fund guaranteed interest. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expenses and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. Because a Fund may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment and, together with other instruments in a Fund which are deemed illiquid, will not exceed 15% of the Fund's net assets. The term of a GIC will be 13 months or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the longer of the period of time remaining until the next readjustment of the guaranteed interest rate or the period of time remaining until the principal amount can be recovered from the issuer through demand. Currently, each Fund intends to invest 5% or less of its respective net assets in GICs during the current year.

            When-Issued and Forward Transactions
            ------------------------------------

            Each Fund may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular securities with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. When a Fund agrees to purchase securities on a "when-issued" or "forward commitment" basis, the custodian will set aside cash or liquid portfolio securities equal to the amount of the commitment in a separate account. Normally, the custodian will set aside portfolio securities to satisfy a purchase commitment and, in such case, the Fund may be required subsequently to place additional assets in the separate account in order to ensure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that a Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. Because a Fund will set aside cash or liquid assets to satisfy its purchase commitments in the manner described, its liquidity and ability to manage its portfolio might be affected in the event its forward commitments or commitments to purchase "when-issued" securities ever exceed 25% of the value of its assets.

            It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes, but only in furtherance of their investment objectives.

            A Fund will purchase securities on a "when-issued" or "forward commitment" basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss.

            When a Fund engages in "when-issued" or "forward commitment" transactions, it relies on the other party to consummate the trade. Failure of such other party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

            The market value of the securities underlying a "when-issued" purchase or a "forward commitment" to purchase securities and any subsequent fluctuations in their market value are taken into account when determining the market value of a Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date.

            Zero Coupon Obligations
            -----------------------

            A Fund may acquire zero coupon obligations when consistent with its investment objective and policies. Such obligations have greater price volatility than coupon obligations and will not result in payment of interest until maturity. Since interest income is accrued throughout the term of the zero coupon obligation but is not actually received until maturity, a Fund, which is required for tax purposes to distribute to its shareholders a certain percentage of its income, may have to sell other securities to distribute the income prior to maturity of the zero coupon obligation.

            Asset-Backed Securities
            -----------------------

            If permitted pursuant to its investment objectives and policies, a Fund may invest in asset-backed securities including, but not limited to, interests in pools of receivables, such as motor vehicle installment purchase obligations and credit card receivables, equipment leases, manufactured housing (mobile home) leases, or home equity loans. These securities may be in the form of pass-through instruments or asset-backed bonds. The securities are issued by non-governmental entities and carry no direct or indirect government guarantee.

            The credit characteristics of asset-backed securities differ in a number of respects from those of traditional debt securities. The credit quality of most asset-backed securities depends primarily upon the credit quality of the assets underlying such securities, how well the entity issuing the securities is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement to such securities.

            Credit card receivables are generally unsecured and debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of asset-backed securities backed by motor vehicle installment purchase obligations permit the servicer of such receivable to retain possession of the underlying obligations. If the servicer sells these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related asset-backed securities. Further, if a vehicle is registered in one state and is then re-registered because the owner and obligor moves to another state, such re-registration could defeat the original security interest in the vehicle in certain cases. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of asset-backed securities backed by automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

            Mortgage Pass-Throughs and Collateralized Mortgage Obligations
            --------------------------------------------------------------

            The Income and Total Return Bond Funds may purchase mortgage and mortgage-related securities such as pass-throughs and collateralized mortgage obligations that meet each Fund's selection criteria and are investment grade or of comparable quality (collectively, "Mortgage Securities"). Mortgage pass-throughs are securities that pass through to investors an undivided interest in a pool of underlying mortgages. These are issued or guaranteed by U.S. government agencies such as the Government National Mortgage Association ("GNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and the Federal National Mortgage Association ("FNMA"). Other mortgage pass-throughs consist of whole loans originated and issued by private limited purpose corporations or conduits. Collateralized mortgage obligation bonds are obligations of special purpose corporations that are collateralized or supported by mortgages or mortgage securities such as pass-throughs.

            Mortgage Securities may be subject to a greater degree of market volatility as a result of unanticipated prepayments of principal. During periods of declining interest rates, the principal invested in mortgage-backed securities with high interest rates may be repaid earlier than scheduled, and the Funds will be forced to reinvest the unanticipated payments at generally lower interest rates. When interest rates fall and principal prepayments are reinvested at lower interest rates, the income that the Funds derive from mortgage-backed securities is reduced. In addition, like other fixed income securities, Mortgage Securities generally decline in price when interest rates rise.

            Futures Contracts and Related Options
            -------------------------------------

            Each Fund may invest in futures contracts and options thereon. They may enter into interest rate futures contracts and other types of financial futures contracts, including foreign currency futures contracts, as well as any index or foreign market futures which are available on recognized exchanges or in other established financial markets. A futures contract on foreign currency creates a binding obligation on one party to deliver, and a corresponding obligation on another party to accept delivery of, a stated quantity of a foreign currency for an amount fixed in U.S. dollars. Foreign currency futures, which operate in a manner similar to interest rate futures contracts, may be used by the Funds to hedge against exposure to fluctuations in exchange rates between the U.S. dollar and other currencies arising from multinational transactions.

            Futures contracts will not be entered into for speculative purposes, but to hedge risks associated with a Fund's securities investments. The Funds will engage in futures transactions only to the extent permitted by the Commodity Futures Trading Commission ("CFTC") and the SEC. When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" an options or futures position generally by entering into an offsetting position. Each Fund will limit its hedging transactions in futures contracts and related options so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract (or futures option) is traded, plus any premiums paid by the Fund on its open futures options positions, does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and unrealized losses on the Fund's open contracts (and excluding the amount that a futures option is "in-the-money" at the time of purchase). An option to buy a futures contract is "in-the-money" if the then-current purchase price of the underlying futures contract exceeds the exercise or strike price; an option to sell a futures contract is "in-the-money" if the exercise or strike price exceeds the then-current purchase price of the contract that is the subject of the option. In addition, the use of futures contracts is further restricted to the extent that no more than 10% of a Fund's total assets may be hedged.

            Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to make delivery of the instruments underlying futures contracts it holds. The inability to close options and futures positions also could have an adverse impact on the Fund's ability to effectively hedge.

            Transactions in futures as a hedging device may subject a Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Adviser to correctly predict movements in the direction of the market. For example, if a Fund has hedged against the possibility of a decline in the market adversely affecting securities held by it and securities prices increase instead, the Fund will lose part or all of the benefit to the increased value of its securities which it has hedged because it will have approximately equal offsetting losses in its futures positions. There may be an imperfect correlation, or no correlation at all, between movements in the price of the futures contracts (or options) and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract (or option) at any particular time. Consequently, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. In addition, in some situations, if a Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. Such sales of securities may be, but will not necessarily be, at increased prices which reflect the rising market.

            As noted above, the risk of loss in trading futures contracts in some strategies can be substantial, due both to the low margin deposits required, and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit, before any deduction for the transaction costs, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract.

            Utilization of futures transactions involves the risk of loss by a Fund of margin deposits in the event of bankruptcy of a broker with whom such Fund has an open position in a futures contract or related option.

            Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

            The trading of futures contracts is also subject to the risk of trading halts, suspensions, exchange or clearing house equipment failures, government intervention, insolvency of a brokerage firm or clearing house or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

            Options on Futures Contracts
            ----------------------------

            Each Fund may purchase options on the futures contracts described above. A futures option gives the holder, in return for the premium paid, the right to buy (call) from or sell (put) to the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder, or writer, of an option has the right to terminate its position prior to the scheduled expiration of the option by selling, or purchasing, an option of the same series, at which time the person entering into the closing transaction will realize a gain or loss.

            Investments in futures options involve some of the same considerations that are involved in connection with investments in futures contracts (for example, the existence of a liquid secondary market). In addition, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased. Depending on the pricing of the option compared to either the futures contract upon which it is based, or upon the price of the instruments being hedged, an option may or may not be less risky than ownership of the futures contract or such instruments. In general, the market prices of options can be expected to be more volatile than the market prices on the underlying futures contract. Compared to the purchase or sale of futures contracts, however, the purchase of call or put options on futures contracts may frequently involve less potential risk to a Fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). Although permitted by their fundamental investment policies, the Funds do not currently intend to write futures options, and will not do so in the future absent any necessary regulatory approvals.

            Options
            -------

            Each Fund may purchase put and call options listed on a national securities exchange and issued by the Options Clearing Corporation. Such purchases would be in an amount not exceeding 5% of each such Fund's net assets. Such options may relate to particular securities or to various stock and bond indices. Purchase of options is a highly specialized activity which entails greater than ordinary investment risks, including a substantial risk of a complete loss of the amounts paid as premiums to the writer of the options. Regardless of how much the market price of the underlying security increases or decreases, the option buyer's risk is limited to the amount of the original investment for the purchase of the option. However, options may be more volatile than the underlying securities, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities. A listed call option gives the purchaser of the option the right to buy from a clearing corporation, and the writer has the obligation to sell to the clearing corporation, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligations under the option contract. A listed put option gives the purchaser the right to sell to a clearing corporation the underlying security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security. Put and call options purchased by the Funds will be valued at the last sale price or, in the absence of such a price, at the mean between bid and asked prices.

            Each Fund may engage in writing covered call options (options on securities owned by the particular Fund) and enter into closing purchase transactions with respect to such options. Such options must be listed on a national securities exchange and issued by the Options Clearing Corporation. The aggregate value of the securities subject to options written by each Fund may not exceed 25% of the value of its net assets. By writing a covered call option, a Fund forgoes the opportunity to profit from an increase in the market price of the underlying security above the exercise price except insofar as the premium represents such a profit, and it will not be able to sell the underlying security until the option expires or is exercised or the Fund effects a closing purchase transaction by purchasing an option of the same series.

            When a Fund writes a covered call option, it may terminate its obligation to sell the underlying security prior to the expiration date of the option by executing a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying security, exercise price and expiration date) as the option previously written. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to permit the writing of a new call option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the writer will have incurred a loss on the transaction. An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. A covered option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security until the option expires or the underlying security is delivered upon exercise, with the result that the writer in such circumstances will be subject to the risk of market decline in the underlying security during such period. A Fund will write an option on a particular security only if the Adviser believes that a liquid secondary market will exist on an exchange for options of the same series, which will permit the Fund to make a closing purchase transaction in order to close out its position.

            When a Fund writes an option, an amount equal to the net premium (the premium less the commission) received by that Fund is included in the liability section of that Fund's statement of assets and liabilities as a deferred credit. The amount of the deferred credit will be subsequently marked to market to reflect the current value of the option written. The current value of the traded option is the last sale price or, in the absence of a sale, the average of the closing bid and asked prices. If an option expires on the stipulated expiration date, or if the Fund involved enters into a closing purchase transaction, the Fund will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold), and the deferred credit related to such option will be eliminated. If an option is exercised, the Fund involved may deliver the underlying security from its portfolio or purchase the underlying security in the open market. In either event, the proceeds of the sale will be increased by the net premium originally received, and the Fund involved will realize a gain or loss. Premiums from expired call options written by the Funds and net gains from closing purchase transactions are treated as short-term capital gains for Federal income tax purposes, and losses on closing purchase transactions are short-term capital losses. The use of covered call options is not a primary investment technique of the Funds and such options will normally be written on underlying securities as to which the Adviser does not anticipate significant short-term capital appreciation.

            Short Sales "Against the Box"
            -----------------------------

            In a short sale, a Fund sells a borrowed security and has a corresponding obligation to the lender to return the identical security. A Fund may engage in short sales only if at the time of the short sale it owns or has the right to obtain, at no additional cost, an equal amount of the security being sold short. This investment technique is known as a short sale "against the box."

            In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. If a Fund engages in a short sale, the collateral for the short position will be maintained by its custodian or qualified sub-custodian. While the short sale is open, a Fund maintains in a segregated account an amount of securities equal in kind and amount to the securities sold short or securities convertible into or exchangeable for such equivalent securities. These securities constitute the Fund's long position.

            A Fund will not engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security (or a security convertible or exchangeable for such security), or when a Fund wants to sell the security at an attractive current price, but also wishes to defer recognition of gain or loss for federal income tax purposes or for purposes of satisfying certain tests applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). In such case, any future losses in a Fund's long position should be reduced by a gain in the short position. Conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced depends upon the amount of the security sold short relative to the amount a Fund owns. There are certain additional transaction costs associated with short sales against the box, but a Fund will endeavor to offset these costs with the income from the investment of the cash proceeds of short sales.

            As a non-fundamental operating policy, not more than 40% of a Fund's total assets would be involved in short sales against the box.

            Investment Company Securities
            -----------------------------

            Each Fund may invest in securities issued by other investment companies which invest in high quality, short-term debt securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by each Fund within the limits prescribed by the 1940 Act, which include, subject to certain exceptions, a prohibition against a Fund investing more than 10% of the value of its total assets in such securities.


            The Funds may also invest in SPDRs. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). There is a 5% limit based on total assets on investments by any one Fund in SPDRs. The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) a portfolio of securities substantially similar to the component securities ("Index Securities") of the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index"), (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit ("Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of a Portfolio Deposit.


            SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Fund will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day.

            The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Funds could result in losses on SPDRs.

            Short-Term Instruments
            ----------------------

            Each Fund may invest in short-term income securities in accordance with its investment objective and policies. The Funds may also make money market investments pending other investments or settlement, or to maintain liquidity to satisfy redemption requests. In adverse market conditions and for temporary defensive purposes only, each Fund may temporarily invest its assets without limitation in short-term investments. Short-term investments include: obligations of the U.S. government and its agencies or instrumentalities; commercial paper, variable amount master demand notes and other debt securities, including high quality U.S. dollar-denominated short-term bonds and notes issued by domestic and foreign corporations; variable and floating rate securities; bank obligations; repurchase agreements collateralized by these securities; and shares of other investment companies that primarily invest in any of the above-referenced securities.

            The Funds may invest in commercial paper issued by major corporations in reliance on the exemption from registration afforded by Section 3(a)(3) of the 1933 Act. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under an agreement between a commercial paper issuer and an institutional lender pursuant to which the lender may determine to invest varying amounts. Each Fund may purchase three types of commercial paper, as classified by exemption from registration under the 1933 Act. The three types include open market, privately placed and letter of credit commercial paper. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers or directly through the issuers. Individual investor participation in the commercial paper market is very limited. "Open market" commercial paper refers to the commercial paper of any industrial, commercial, or financial institution which is openly traded, including directly issued paper. "Open market" paper's 1933 Act exemption is under Section 3(a)(3) which limits the use of proceeds to current transactions, limits maturities to 270 days and requires that the paper contain no provision for automatic rollovers. "Privately placed" commercial paper relies on the exemption from registration provided by Section 4(2) of the 1933 Act, which exempts transactions by an issuer not involving any public offering. The commercial paper may only be offered to a limited number of accredited investors. "Privately placed" commercial paper has no maturity restriction and may be considered illiquid. See "Illiquid Securities" below. "Letter of credit" commercial paper is exempt from registration under Section 3(a)(2) of the 1933 Act. It is backed by an irrevocable or unconditional commitment by a bank to provide funds for repayment of the notes. Unlike "open market" and "privately placed" commercial paper, "letter of credit" paper has no limitations on purchases.

            Each Fund may invest in U.S. dollar-denominated certificates of deposit, time deposits, bankers' acceptances and other short-term obligations issued by domestic banks and domestic or foreign branches or subsidiaries of foreign banks. Certificates of deposit are certificates evidencing the obligation of a bank to repay funds deposited with it for a specified period of time. Such instruments include Yankee Certificates of Deposit ("Yankee CDs"), which are certificates of deposit denominated in U.S. dollars and issued in the United States by the domestic branch of a foreign bank. Time deposits are non-negotiable deposits maintained in a banking institution for a specified period of time at a stated interest rate. Time deposits which may be held by the Funds are not insured by the Federal Deposit Insurance Corporation or any other agency of the U.S. government. A Fund will not invest more than 15% of the value of its net assets in time deposits maturing in longer than seven days and other instruments which are deemed illiquid or not readily marketable. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

            Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. In addition, state banks are subject to federal examination and to a substantial body of federal law and regulation. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, are limited in the amounts which they can loan to a single borrower, and are subject to other regulations designed to promote financial soundness. However, not all of such laws and regulations apply to the foreign branches of domestic banks.

            Obligations of foreign branches and subsidiaries of domestic banks and domestic and foreign branches of foreign banks, such as certificates of deposit ("Cds") and time deposits ("Tds"), may be general obligations of the parent banks in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Such obligations are subject to different risks than are those of domestic banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches and subsidiaries are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks, such as mandatory reserve requirements, loan limitations, and accounting, auditing and financial record keeping requirements. In addition, less information may be publicly available about a foreign branch of a domestic bank or about a foreign bank than about a domestic bank.

            Obligations of United States branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal or state regulation as well as governmental action in the country in which the foreign bank has its head office. A domestic branch of a foreign bank with assets in excess of $1 billion may be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state.

            In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states may be required to: (1) pledge to the regulator, by depositing assets with a designated bank within the state, a certain percentage of their assets as fixed from time to time by the appropriate regulatory authority; and (2) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state.

            The Funds will limit their short-term investments to those U.S. dollar-denominated instruments which are determined by or on behalf of the Board of Trustees of the Trust to present minimal credit risks and which are of "high quality" as determined by an NRSRO (e.g., rated P-1 by Moody's or A-1 by S&P) or, in the case of instruments which are not rated, are deemed to be of comparable quality by the Adviser under the supervision of the Board of Trustees of the Trust. The Funds may invest in obligations of banks which at the date of investment have capital, surplus and undivided profits (as of the date of their most recently published financial statements) in excess of $100 million. Investments in high quality short-term instruments may, in many circumstances, result in a lower yield than would be available from investments in instruments with a lower quality or longer term.

            Derivative Contracts and Securities
            -----------------------------------

            The term "derivative" has traditionally been applied to certain contracts (including futures, forward, option and swap contracts) that derive their value from changes in the value of an underlying security, currency, commodity or index. Certain types of securities that incorporate the performance characteristics of these contracts are also referred to as "derivatives." The term has also been applied to securities derived from the cash flows from underlying securities, mortgages or other obligations.

            Derivative contracts and securities can be used to reduce or increase the volatility of a Fund's total performance. To the extent that a Fund invests in securities that could be characterized as derivatives, such as mortgage pass-throughs and collateralized mortgage obligations, it will only do so in a manner consistent with its investment objective, policies and limitations.

            Certain Other Obligations
            -------------------------

            In order to allow for investments in new instruments that may be created in the future, a Fund may invest in obligations other than those listed herein, provided such investments are consistent with such Fund's investment objective, policies and restrictions.

            Portfolio Turnover Rate
            -----------------------

            Each Fund may sell a portfolio investment immediately after its acquisition if the Adviser believes that such a disposition is consistent with the investment objective of the particular Fund. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold such investments. A high rate of portfolio turnover may involve correspondingly greater brokerage commission expenses and other transaction costs, which must be borne directly by a

Fund and ultimately by its shareholders. High portfolio turnover may result in the realization of substantial net capital gains. To the extent net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for federal income tax purposes. See "Taxation" below.

            Rating Services
            ---------------

            Ratings represent the opinions of rating services as to the quality of the securities that they undertake to rate. It should be emphasized, however, that ratings are relative and subjective and are not absolute standards of quality. Although these ratings are an initial criterion for selection of portfolio investments, the Adviser also makes its own evaluations of these securities, subject to review by the Board of Trustees of the Trust. After purchase by a Fund, an obligation may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event would require a Fund to dispose of the obligation, but the Adviser will consider such an event in its determination of whether the Fund should continue to hold the obligation. A description of the ratings used herein is set forth in the Appendix to this Statement of Additional Information.

Investment Limitations
----------------------

            The investment limitations enumerated below are matters of fundamental policy. Fundamental investment limitations may be changed with respect to a Fund only by a vote of the holders of a majority of such Fund's outstanding shares. As used herein, a "vote of the holders of a majority of the outstanding shares" of the Trust or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of the Trust or such Fund, or (b) 67% or more of the shares of the Trust or such Fund present at a meeting if more than 50% of the outstanding shares of the Trust or such Fund are represented at the meeting in person or by proxy. Investment limitations which are "operating policies" with respect to a Fund may be changed by the Trust's Board of Trustees without shareholder approval.

            As a matter of fundamental policy, each Fund may not:

            (1) borrow money or mortgage or hypothecate assets of the Fund, except that in an amount not to exceed 1/3 of the current value of the Fund's assets (including such borrowing) less liabilities (not including such borrowing), it may borrow money, enter into reverse repurchase agreements, and purchase when-issued securities, and except that it may pledge, mortgage or hypothecate its assets to secure such borrowings, reverse repurchase agreements, or when-issued securities, provided that collateral arrangements with respect to options and futures, including deposits of initial margin and variation margin, are not considered a pledge of assets for purposes of this restriction, and except that assets may be pledged to secure letters of credit solely for the purpose of participating in a captive insurance company sponsored by the Investment Company Institute. The Equity, Income, Total Return Bond and International Equity Funds will not purchase securities while borrowings exceed 5% of their respective total assets;

            (2) underwrite securities issued by other persons except insofar as the Trust or a Fund may technically be deemed an underwriter under the 1933 Act in selling a portfolio security;

            (3) make loans to other persons except (a) through the lending of the Fund's portfolio securities and provided that any such loans not exceed 30% of the Fund's total assets (taken at market value), (b) through the use of repurchase agreements or the purchase of short-term obligations, or (c) by purchasing debt securities of types distributed publicly or privately;

            (4) purchase or sell real estate (including limited partnership interests in partnerships substantially all of whose assets consist of real estate but excluding securities secured by real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (except futures and option contracts) in the ordinary course of business (the Trust may hold and sell, for a Fund's portfolio, real estate acquired as a result of the Fund's ownership of securities);

            (5) invest 25% or more of its assets in any one industry (excluding U.S. government securities); or

            (6) issue any senior security (as that term is defined in the 1940
Act) if such issuance is specifically prohibited by the 1940 Act or the rules and regulations promulgated thereunder, provided that collateral arrangements with respect to options and futures, including deposits of initial deposit and variation margin, are not considered to be the issuance of a senior security for purposes of this restriction.

              With respect to the Equity, Income, Total Return Bond and International Equity Funds, none of the above-referenced fundamental investment restrictions shall prevent a Fund from investing all of its investable assets in an open-end management investment company with substantially the same investment objective and policies as the Fund.

              Each Fund will not as a matter of operating policy:

            (7) purchase any security or evidence of interest therein on margin, except that such short-term credit as may be necessary for the clearance of purchases and sales of securities may be obtained and except that deposits of initial deposit and variation margin may be made in connection with the purchase, ownership, holding or sale of futures;

            (8) invest for the purpose of exercising control or management;

            (9) purchase securities issued by any other investment company except by purchase in the open market where no commission or profit to a sponsor or dealer results from such purchase other than the customary broker's commission, or except when such purchase, though not made in the open market, is part of a plan of merger or consolidation; provided, however, that securities of any investment company will not be purchased for the Fund if such purchase at the time thereof would cause (a) more than 10% of the Fund's total assets (taken at the greater of cost or market value) to be invested in the securities of such issuers; (b) more than 5% of the Fund's total assets (taken at the greater of cost or market value) to be invested in any one investment company; or (c) more than 3% of the outstanding voting securities of any such issuer to be held for the Fund;

            (10) purchase securities of any issuer if such purchase at the time thereof would cause the Fund to hold more than 10% of any class of securities of such issuer, for which purposes all indebtedness of an issuer shall be deemed a single class and all preferred stock of an issuer shall be deemed a single class, except that futures or option contracts shall not be subject to this restriction;

            (11) purchase or retain in the Fund's portfolio any securities issued by an issuer any of whose officers, directors, trustees or security holders is an officer or Trustee of the Trust, or is an officer or partner of the investment adviser of the Fund, if after the purchase of the securities of such issuer for the Fund one or more of such persons owns beneficially more than 1/2 of 1% of the shares or securities, or both, all taken at market value, of such issuer, and such persons owning more than 1/2 of 1% of such shares or securities together own beneficially more than 5% of such shares or securities, or both, all taken at market value;

            (12) invest more than 5% of the Fund's net assets in warrants (valued at the lower of cost or market);

            (13) make short sales of securities or maintain a short position (excluding short sales if the Fund owns an equal amount of such securities or securities convertible into or exchangeable for, without payment of any further consideration, securities of equivalent kind and amount) if such short sales represent more than 25% of the Fund's net assets (taken at market value); provided, however, that the value of the Fund's short sales of securities (excluding U.S. government securities) of any one issuer may not be greater than 2% of the value (taken at market value) of the Fund's net assets or more than 2% of the securities of any class of any issuer; or

            (14) enter into repurchase agreements providing for settlement in more than seven days after notice, or purchase securities which are not readily marketable, if, in the aggregate, more than 15% of its net assets would be so invested.

            Policies (7) through (14) may be changed by the Board of Trustees of the Trust without shareholder approval.

            As diversified portfolios, 75% of the assets of each Fund are represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities which for purposes of this calculation are subject to the following fundamental limitations: (a) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, and (b) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. In addition, each Fund may not invest 25% or more of its assets in the securities of issuers in any one industry. These are fundamental investment policies of each Fund which may not be changed without shareholder approval. For purposes of these policies and limitations, each Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

            If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of a Fund's securities will not constitute a violation of such limitation.


                             PORTFOLIO TRANSACTIONS
                             ----------------------

            Subject to the general control of the Trust's Board of Trustees, the Adviser is responsible for, makes decisions with respect to, and places orders for all purchases and sales of all portfolio securities of the Funds.

            Except as may be required to ensure satisfaction of certain tests applicable to regulated investment companies under the Code, portfolio changes are made without regard to the length of time a security has been held, or whether a sale would result in the recognition of a profit or loss. Each Fund may engage in short-term trading to achieve its investment objective(s). Portfolio turnover may vary greatly from year to year as well as within a particular year. It is expected that the Income Fund's and Total Return Bond Fund's turnover rates may remain higher than those of many other investment companies with similar investment objectives and policies; however, since brokerage commissions are not normally paid on instruments purchased by these Funds, portfolio turnover is not expected to have a material effect on the net asset value of either Fund. Each Fund's portfolio turnover rate may also be affected by cash requirements for redemptions of shares and by regulatory provisions which enable a Fund to receive certain favorable tax treatment. Portfolio turnover will not be a limiting factor in making portfolio decisions. Portfolio trading is engaged in for a Fund if the Adviser believes that a transaction net of costs (including custodian charges) will help achieve the Fund's investment objective.

            A Fund's purchase and sales of securities may be principal transactions, that is, securities may be purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for such purchases and, therefore, the Funds do not anticipate paying brokerage commissions in such transactions. Purchases and sales of the Income Fund's and Total Return Bond Fund's portfolio securities will usually be principal transactions without brokerage commissions. Any transactions for which a Fund pays a brokerage commission will be effected at the best price and execution available. Purchases from underwriters of securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and the asked price.

            Allocations of transactions, including their frequency, to various dealers is determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the investors in the applicable Fund rather than by any formula. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. In executing portfolio transactions for the Funds, the Adviser may use affiliated brokers in accordance with the requirements of the 1940 Act. The Adviser may also take into account the sale of Fund shares in allocating brokerage transactions.

            The Advisory Agreements provide that, in executing portfolio transactions and selecting brokers or dealers, the Adviser will seek to obtain the best net price and the most favorable execution. The Adviser shall consider factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis.

            In addition, the Advisory Agreements authorize the Adviser, to the extent permitted by law and subject to the review of the Trust's Board of Trustees, to cause the Funds to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker, viewed in terms of either that particular transaction or the overall responsibilities of the Adviser to the accounts as to which it exercises investment discretion. Such brokerage and research services might consist of reports and statistics on specific companies or industries, general summaries of groups of stocks and their comparative earnings, or broad overviews of the stock market and the economy. Such services might also include reports on global, regional, and country-by-country prospects for economic growth, anticipated levels of inflation, prevailing and expected interest rates, and the outlook for currency relationships.

            Supplementary research information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the investment advisory fees payable by the Funds. Such information may be useful to the Adviser in serving the Funds and other clients and, conversely, supplemental information obtained by the placement of business of other clients may be useful to the Adviser in carrying out its obligations to the Funds.

            During the fiscal year ended March 31, 2000, the Adviser directed Fund brokerage transactions to brokers because of research services provided. The amounts of such transactions and their related commissions were as follows:

            Fund            Amount of Transactions     Related Commission
            ----            ----------------------     ------------------

            Investment decisions for a Fund will be made independently from those for any other account or investment company that is or may in the future become managed by the Adviser or any of its affiliates. If, however, a Fund and other investment companies or accounts managed by the Adviser are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by a Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for a Fund and for other investment companies managed by the Adviser occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales. Furthermore, in certain circumstances affiliates of the Adviser whose investment portfolios are managed internally, rather than by the Adviser, might seek to purchase or sell the same type of investments at the same time as a Fund. Such an event might also adversely affect that Fund.


            For the fiscal years ended March 31, 2000, 1999 and 1998, the Funds paid brokerage commissions as follows:

                                                                                                                   % of Total
                                                                      Total                                        Amount of
                                                                    Brokerage         % of                       Transaction on
                                              Total                Commissions        Total                          which
                                            Brokerage                Paid to          Commission                  Commissions
                                           Commissions              Affiliated        Paid to UST               Were Paid to UST
                                              Paid                   Persons          Securities Corp./1/      Securities Corp./1/
                                              ----                   -------          -------------------     --------------------
Fiscal year ended March 31, 2000
   Equity Fund                                  $                       $
   Value Equity Fund                            $                       $
   Optimum Growth Fund                          $                       $
   International Equity Fund                    $                       $
   Income Fund                                  $                       $

   Total Return Bond Fund                       $

Fiscal year ended March 31, 1999:
   Equity Fund                               $114,325                   $0                     0                       0
   Value Equity Fund                         $48,291                    $0                     0                       0
   Optimum Growth Fund                       $20,032                    $0                     0                       0
   International Equity Fund                 $248,086                   $0                     0                       0

Fiscal year ended March 31, 1998
   Equity Fund                               $118,960                 $9,474                   7.96%                 8.44%
   Value Equity Fund                         $43,969                  $1,377                   3.13%                 3.93%
   Optimum Growth Fund                       $15,289                    $0                    $0                       0
   International Equity Fund                 $108,548                   $0                    $0                       0

/1/   UST Securities Corp. is an affiliate of the Adviser.

            The Trust is required to identify any securities of its regular brokers or dealers (as defined in Rule 10b-1 under the 1940 Act) or their parents held by the Funds as of the close of the most recent fiscal year. As of March 31, 2000, the following Funds held the following securities of the Trust's regular brokers or dealers or their parents.


                             PERFORMANCE INFORMATION
                             -----------------------

Standard Performance Information
--------------------------------

            From time to time, performance quotations of the Funds' Institutional Shares or Retail Shares may be included in advertisements, sales literature or shareholder reports. These performance figures are calculated in the following manner:

            Yield. The Trust may provide annualized "yield" quotations for Institutional Shares of the Income and Total Return Bond Funds. The "yield" of a Fund refers to the income generated by an investment in such Fund over a thirty day or one month period. The dates of any such period are identified in all advertisements or communications containing yield quotations. Income is then annualized; that is, the amount of income generated by an investment in Institutional Shares of a Fund over a period is assumed to be generated (or remain constant) over one year and is shown as a percentage of the net asset value on the last day of that year-long period. The Funds may also advertise the "effective yields," which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effective yields slightly higher because of the compounding effect of the assumed reinvestment. The Income and Total Return Bond Funds may quote the standardized effective 30-day (or one month) yield for their respective Institutional Shares, calculated in accordance with the method prescribed by the SEC for mutual funds. Such yield will be calculated for each Fund's Institutional Shares according to the following formula:

                      Yield = 2 (ab/cd + 1)to the 6th power

Where:     a =   dividends and interest earned during the period.

           b =   expenses accrued for the period (net of reimbursements).

           c = average daily number of shares outstanding that were entitled to receive dividends.

           d =   maximum offering price per share on the last day of the period.

            For the purpose of determining interest earned during the period (variable "a" in the formula), each Fund computes the yield to maturity of any debt obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest). Such yield is then divided by 360, and the quotient is multiplied by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. It is assumed in the above calculation that each month contains 30 days. Also, the maturity of a debt obligation with a call provision is deemed to be the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. Each Fund calculates interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

            Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a Fund to all shareholder accounts in proportion to the length of the base period and that Fund's mean (or median) account size. Undeclared earned income will be subtracted from the maximum offering price per share (variable "d" in the formula).

            For the 30-day period ended March 31, 2000, the standardized effective yield for Institutional Shares of the Income and Total Return Bond Funds was as follows: Income Fund, ____%; and Total Return Bond Fund, ____%.

            Total Return. The Trust may provide period and annualized "total rates of return" and non-standardized total return data for Institutional Shares or Retail Shares of a Fund. The "total rate of return" refers to the change in the value of an investment in Institutional Shares or Retail Shares of a Fund over a stated period which reflects any change in net asset value per share and includes the value of any such Shares purchased with any dividends or capital gains declared during such period. Period total rates of return may be annualized. An annualized total rate of return is a compounded total rate of return which assumes that the period total rate of return is generated over a one-year period, and that all dividends and capital gains distributions are reinvested in Shares of the same class. The "average annual total return" for Institutional Shares and Retail Shares of a Fund may be quoted, and such return is computed by determining the average annual compounded rate of return during specified periods that equates the initial amount invested to the ending redeemable value of such investment according to the following formula:

                       T = [(ERV/P) to the 1/n power - 1]

Where:      T =        average annual total return.

            ERV = ending redeemable value of a hypothetical $1,000
                  payment made at the beginning of the 1-, 5- or 10-year (or other) periods at the end of the applicable period (or a fractional portion thereof).

            P   = hypothetical initial payment of $1,000.

            n   = period covered by the computation, expressed in years.

            A Fund may also advertise the "aggregate total return" for its Institutional Shares and Retail Shares which is computed by determining the aggregate compounded rates of return during specified periods that likewise equate the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                     Aggregate Total Return = [(ERV/P)] - 1

            The above calculations are made assuming that (1) all dividends and capital gains distributions are reinvested on the reinvestment dates at the price per share existing on the reinvestment date, (2) all recurring fees charged to all shareholder accounts are included, and (3) for any account fees that vary with the size of the account, a mean (or median) account size in a Fund during the periods is reflected. The ending redeemable value (variable "ERV" in the formula) is determined by assuming complete redemption of the hypothetical investment after deduction of all nonrecurring charges at the end of the measuring period.

            Based on the foregoing calculations, the average annual total returns for the Funds were as follows:


                                                                                                         Commencement of
                                               One Year Period                    Five Year Period      Operations*until
                                           Ended March 31, 2000                 Ended March 31, 2000     March 31, 2000
                                           --------------------                 --------------------    ----------------
Equity Fund
      Institutional Shares
Value Equity Fund
      Institutional Shares
      Retail Shares
Optimum Growth Fund
      Institutional Shares
      Retail Shares
International Equity Fund
      Institutional Shares
Income Fund
      Instrumental Shares
Total Return Bond Fund
      Institutional Shares

* Institutional Shares of the Equity and Income Funds commenced operations on January 16, 1995; Institutional Shares of the Total Return Bond Fund commenced operations on January 19, 1995;

      Institutional Shares of the Optimum Growth Fund commenced operations on June 1, 1996; Retail Shares of the Optimum Growth Fund commenced operations on July 3, 1996; Institutional Shares of the Value Equity Fund commenced operations on June 1, 1996; Retail Shares of the Value Equity Fund commenced operations on January 15, 1997; and Institutional Shares of the International Equity Fund commenced operations on January 24, 1995.

            Performance Results. Any yield or total return quotation provided for Institutional Shares and Retail Shares of a Fund should not be considered as representative of the performance of that Fund in the future since the net asset value of shares of that Fund will vary based not only on the type, quality and maturities of the securities held by it, but also on changes in the current value of such securities and on changes in the expenses of the Fund. These factors and possible differences in the methods used to calculate yields and total return should be considered when comparing the yield and total return of Institutional Shares and Retail Shares of a Fund to yields and total rates of return published for other investment companies or other investment vehicles. Total return reflects the performance of both principal and income. Retail Shares in a Fund have different expenses than Institutional Shares which may affect performance. Any fees charged by shareholder organizations to customers that have invested in Shares and any charges to institutional investors for asset management and related services will not be included in calculations of performance.

            Distribution Rate. Each Fund may also quote its distribution rate. Distribution rate is calculated by annualizing the per share distribution for the most recent calendar month and dividing such annualized distribution by the net asset value per share on the last day of such month. The distribution rate of a Fund will not be used in advertising unless accompanied by standard performance measures.

Comparison of Fund Performance
------------------------------

            Comparisons of non-standardized performance measures of various investments are valid only if performance is calculated in the same manner for each measure in the comparison. Since there are different methods of calculating performance, investors should consider the effect of the methods used to calculate performance when comparing the performance of Institutional Shares and Retail Shares of a Fund with performance quoted with respect to other investment companies or types of investments.

            In connection with communicating its performance to current or prospective shareholders, each Fund also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. Some Funds may invest in some instruments not eligible for inclusion in such an index, and may be prohibited from investing in some instruments included in this index. Rankings and other evaluations of a Fund's performance made by independent sources may also be used in advertisements concerning such Fund. Sources for a Fund's performance information may include, but are not limited to, the following: Barron's, Business Week, Consumer Digest, Donoghue's Money Fund Report, Financial Times, Forbes, Fortune, New York Times and Wall Street Journal.

            PORTFOLIO VALUATION AND DETERMINATION OF NET ASSET VALUE
            --------------------------------------------------------

            The Trust determines the net asset value of the Institutional Shares and Retail Shares of a Fund each day both the New York Stock Exchange (the "NYSE") and the Adviser are open for business (a "Business Day"). As a result, each Fund will normally determine its net asset value every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas.

            Daily determinations of net asset value for each Fund are made at the close of regular trading hours on the NYSE, currently 4:00 p.m. (Eastern time), and are calculated separately for each class of Shares by dividing the total assets of a Fund that are allocated to a particular class of Shares less all of its liabilities charged to that class, by the total number of Shares of the class that are outstanding at the time the determination is made. As discussed below, purchases, exchanges and redemptions will be effected at the net asset value per share next computed after a request is received in good order.

            Assets in the Funds which are traded on a recognized domestic stock exchange or are quoted on a national securities market are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on such national securities market. Securities in the Funds which are traded only on over-the-counter markets are valued on the basis of closing over-the-counter bid prices, and securities in such Funds for which there were no transactions are valued at the average of the most recent bid and asked prices. Restricted securities and securities or other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by the Board of Trustees of the Trust. Absent unusual circumstances, debt securities maturing in 60 days or less are valued at amortized cost.

            Securities of the Funds which are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an event subsequent to the time when value was so established is likely to have changed such value, then the fair value of those securities will be determined after consideration of such events and other material factors, all under the direction and guidance of the Board of Trustees of the Trust. A security which is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Absent unusual circumstances, investments in foreign debt securities having a maturity of 60 days or less are valued based upon the amortized cost method. All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Trustees of the Trust. For valuation purposes, quotations of foreign securities in foreign currency are converted to U.S. dollars equivalent at the prevailing market rate on the day of conversion. Some of the securities acquired by the Funds may be traded on foreign exchanges or over-the-counter markets on days which are not Business Days. In such cases, the net asset value of the Shares may be significantly affected on days when investors can neither purchase nor redeem a Fund's Shares. The administrators have undertaken to price the securities held by the Funds, and may use one or more independent pricing services in connection with this service. The methods used by the pricing services and the valuations so established will be reviewed by the Adviser and the administrators under the general supervision of the Board of Trustees of the Trust.

            A determination of value used in calculating net asset value must be a fair value determination made in good faith utilizing procedures approved by the Trust's Board of Trustees. While no single standard for determining fair value exists, as a general rule, the current fair value of a security would appear to be the amount which a Fund could expect to receive upon its current sale. Some, but not necessarily all, of the general factors which may be considered in determining fair value include: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold. Without limiting or including all of the specific factors which may be considered in determining fair value, some of the specific factors include: type of security, financial statements of the issuer, cost at date of purchase, size of holding, discount from market value, value of unrestricted securities of the same class at the time of purchase, special reports prepared by analysts, information as to any transactions or offers with respect to the security, existence of merger proposals or tender offers affecting the securities, price and extent of public trading in similar securities of the issuer or comparable companies, and other relevant matters.


                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
                 ----------------------------------------------

Distributor
-----------

            Shares are continuously offered for sale by Edgewood Services, Inc. (the "Distributor"), a registered broker-dealer and the Trust's sponsor and distributor. The Distributor is a wholly-owned subsidiary of Federated Investors, Inc. and is located at 5800 Corporate Drive, Pittsburgh, PA 15237-5829. The Distributor has agreed to devote its best efforts to effect the sale of Shares, but is not obligated to sell any certain number of Shares.

            At various times the Distributor may implement programs under which a dealer's sales force may be eligible to win nominal awards for certain sales efforts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria established by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily intended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

            In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational support. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and engineering computer software programs that emphasize the attributes of the Funds. Such assistance will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.


Purchase of Shares
------------------


            Shares of the Funds are offered for sale at their net asset value per Share next computed after a purchase request is received in good order by the Trust's transfer agent or by an authorized broker or designated intermediary. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

            Shares may be sold to customers ("Customers") of financial institutions ("Shareholder Organizations"). Shares are also offered for sale directly to institutional investors or to members of the general public. Different types of Customer accounts at the Shareholder Organizations may be used to purchase Shares, including eligible agency and trust accounts. In addition, Shareholder Organizations may automatically "sweep" a Customer's account not less frequently than weekly and invest amounts in excess of a minimum balance agreed to by the Shareholder Organization and its Customer in Shares selected by the Customer. Investors purchasing Shares may include officers, directors, or employees of the particular Shareholder Organization.

            Institutional Shares may be purchased directly only by financial institutions ("Institutional Investors"). Retail Shares may be purchased directly by individuals ("Direct Investors") or by Institutional Investors (collectively with Direct Investors, "Investors"). Retail Shares may also be purchased by Customers of the Adviser, its affiliates and correspondent banks, and other Shareholder Organizations that have entered into agreements with the Trust.

            A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase requests for its Customers and to transmit, on a timely basis, payment for such requests to Chase Global Funds Services Company ("CGFSC"), the Funds' transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases (and redemptions) will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase (and redemption) requests with the

Funds, CGFSC will send confirmations of such transactions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Shareholder Organizations."

Redemption Procedures
---------------------

            Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in a Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsibility of the Shareholder Organizations to transmit redemption requests to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption requests for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemption payments to Shareholder Organizations or Institutional Investors is imposed by the Trust, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relating to such redemption services and charges, if any, is available from the Shareholder Organizations. An Investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such Investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. In addition, certain redemptions are subject to a 2.00% redemption fee. See the Funds' prospectus for further details. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).


            As discussed in the Prospectus, a redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Medallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Signature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above.

            CGFSC may require additional supporting documents for redemptions. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in good order. Payment for Retail Shares redeemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Payment for Institutional Shares redeemed will normally be sent the next Business Day after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

            Investors who have so indicated on the Application, or have subsequently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Investor's account at any commercial bank in the United States. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access.

            During periods of substantial economic or market change, telephone redemptions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above.

Other Redemption Information
----------------------------

            Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to Investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

            The Trust may suspend the right of redemption or postpone the date of payment for Shares for more than 7 days during any period when (a) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted such suspension; or (d) an emergency exists as determined by the SEC.

            In the event that Shares are redeemed in cash at their net asset value, a shareholder may receive in payment for such Shares an amount that is more or less than his original investment due to changes in the market prices of that Fund's portfolio securities.

            The Trust reserves the right to honor any request for redemption or repurchase of a Fund's Shares by making payment in whole or in part in securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing a Fund's net asset value (a "redemption in kind"). If payment is made in securities, a shareholder may incur transaction costs in converting these securities into cash.

            Under certain circumstances, the Trust may, in its discretion, accept securities as payment for Shares. Securities acquired in this manner will be limited to securities issued in transactions involving a bona fide reorganization or statutory merger, or other transactions involving securities that meet the investment objective and policies of any Fund acquiring such securities.

                                INVESTOR PROGRAMS
                                -----------------

Systematic Withdrawal Plan
--------------------------

            An Investor who owns Retail Shares with a value of $10,000 or more may begin a Systematic Withdrawal Plan. The withdrawal can be on a monthly, quarterly, semiannual or annual basis. There are four options for such systematic withdrawals. The Investor may request:

            (1)         A fixed-dollar withdrawal;

            (2)         A fixed-share withdrawal;

            (3) A fixed-percentage withdrawal (based on the current value of the account); or

            (4)         A declining-balance withdrawal.

            Prior to participating in a Systematic Withdrawal Plan, the Investor must deposit any outstanding certificates for Retail Shares with CGFSC. Under this Plan, dividends and distributions are automatically reinvested in additional Retail Shares of a Fund. Amounts paid to investors under this Plan should not be considered as income. Withdrawal payments represent proceeds from the sale of Retail Shares, and there will be a reduction of the shareholder's equity in the Fund involved if the amount of the withdrawal payments exceeds the dividends and distributions paid on the Retail Shares and the appreciation of the Investor's investment in the Fund. This in turn may result in a complete depletion of the shareholder's investment. An Investor may not participate in a program of systematic investing in a Fund while at the same time participating in the Systematic Withdrawal Plan with respect to an account in the same Fund. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the Systematic Withdrawal Plan directly from their Shareholder Organizations.

Exchange Privilege
------------------

            Investors and Customers of Shareholder Organizations may exchange Retail Shares having a value of at least $500 for Retail Shares of any other portfolio of the Trust or for Shares of any portfolio of Excelsior Funds, Inc. or Excelsior Tax-Exempt Funds, Inc. Institutional Shares may be exchanged for Institutional Shares of any portfolio of Excelsior Institutional Trust or Excelsior Funds, Inc. An exchange involves a redemption of all or a portion of the shares in a Fund and the investment of the redemption proceeds in shares of another portfolio. The redemption will be made at the per share net asset value of the shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

            Shares may be exchanged by telephone or mail and must be made to accounts of identical registration. There is no exchange fee imposed by the Trust. In order to prevent abuse of this privilege to the disadvantage of other shareholders, the Trust reserves the right to limit the number of exchange requests of Investors to no more than six per year. Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, such program directly from their Shareholder Organizations.

            For federal income tax purposes, exchanges are treated as sales on which the shareholder will realize a gain or loss, depending upon whether the value of the shares to be given up in exchange is more or less than the basis in such shares at the time of the exchange.

Retirement Plans
----------------

            Shares are available for purchase by Investors in connection with the following tax-deferred prototype retirement plans offered by United States Trust Company of New York ("U.S. Trust New York"):

            . IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

            . Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

            .   Keogh Plans for self-employed individuals.

            Investors investing in the Funds pursuant to Profit Sharing and Money-Purchase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other matters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

Additional Information
----------------------

            Customers of Shareholder Organizations may obtain information on the availability of, and the procedures and fees relating to, the above programs directly from their Shareholder Organizations.


                          RULE 12B-1 DISTRIBUTION PLAN

            Pursuant to Rule 12b-1 of the 1940 Act, the Trust has adopted a Distribution Plan (the "Distribution Plan") which permits the Retail Shares of the Value Equity and Optimum Growth Funds to bear certain expenses in connection with the distribution of such Shares. As required by Rule 12b-1, the Funds' Distribution Plan and related distribution agreement have been approved, and are subject to annual approval by, a majority of the Trust's Board of Trustees, and by a majority of the trustees who are not interested persons of the Trust and have no direct or indirect interest in the operation of the Distribution Plan or any agreement relating to the Distribution Plan, by vote cast in person at a meeting called for the purpose of voting on the Distribution Plan and related agreement. Rule 12b-1 also requires that persons authorized to direct the disposition of monies payable by a Fund (in the Funds' case, the Distributor) provide for the trustees' review of quarterly reports on the amounts expended and the purposes for the expenditures.


            Under the Distribution Plan, the Retail Shares of the Value Equity and Optimum Growth Funds may compensate the Distributor monthly for its services which are intended to result in the sale of Retail Shares. The compensation may not exceed the annual rate of 0.25% of the average daily net asset value of each Fund's outstanding Retail Shares. The Distributor may also use the distribution fees to defray direct and indirect marketing expenses such as: (i) the expense of preparing, printing and distributing promotional materials and prospectuses (other than prospectuses used for regulatory purposes or for distribution to existing shareholders); (ii) the expense of other advertising via radio, television or other print or electronic media; and (iii) the expense of payments to financial institutions ("Distribution Organizations") for distribution assistance (including sales incentives). Payments under the Distribution Plan are not tied directly to out-of-pocket expenses and therefore may be used by the Distributor as it chooses (for example, to defray its overhead expenses).

            Any material amendment to the Trust's arrangements with Distribution Organizations must be approved by a majority of the Trust's Board of Trustees (including a majority of the disinterested trustees). Any change in the Distribution Plan that would materially increase the distribution expenses of Retail Shares requires approval by holders of those Shares, but otherwise, the Distribution Plan may be amended by the trustees, including a majority of the disinterested trustees. So long as the Distribution Plan is in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust will be committed to the discretion of such non-interested trustees.

            The Distribution Plan will continue in effect for successive one year periods, provided that such continuance is specifically approved by the vote of a majority of the trustees who are not parties to the Distribution Plan or interested persons of any such party and who have no direct or indirect financial interest in the Distribution Plan or any related agreement and the vote of a majority of the entire Board of Trustees. The Distribution Plan and related agreement may be terminated as to a particular Fund by a vote of a majority of the Trust's disinterested trustees or by vote of the holders of a majority of the Retail Shares of the Fund.

            For the fiscal year ended March 31, 2000, the Retail Shares of the Value Equity and Optimum Growth Funds bore distribution fees under the Distribution Plan of $_____ and $_____, respectively, to compensate the Distributor for distribution-related services.


                             MANAGEMENT OF THE FUNDS
                             -----------------------

Trustees and Officers
---------------------

            The business and affairs of the Funds are managed under the direction of the Trust's Board of Trustees. The trustees and executive officers of the Trust, their addresses, ages, principal occupations during the past five years, and other affiliations are as follows:

                                 Position                                  Principal Occupation
                                 with the                                  During Past 5 Years and
Name and Address                 Trust                                     Other Affiliations
----------------                 -----                                     ------------------
Frederick S. Wonham*             Chairman of the Board, President and      Retired; Chairman of the Boards (since 1997), and
238 June Road                    Treasurer                                 President, Treasurer and Director (since 1995) of
Stamford, CT  06903                                                        Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds,
Age: 68                                                                    Inc.; Chairman of the Board (since 1997), President,
                                                                           Treasurer and Trustee (since 1995) of the Trust;
                                                                           Chairman of the Board (from 1997 until 1999), Treasurer
                                                                           and Trustee of Excelsior Funds (from 1995 to 1999);
                                                                           Vice Chairman of U.S. Trust Corporation and U.S. Trust
                                                                           New York (from February 1990 until September 1995); and
                                                                           Chairman, U.S. Trust Company (from March 1993 to May
                                                                           1997).

Alfred C. Tannachion*             Trustee                   Retired; Director of Excelsior Funds, Inc. and Excelsior
6549 Pine Meadows Drive                                     Tax-Exempt Funds, Inc. (since 1985); Chairman of the Board of
Spring Hill, FL  34606                                      Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.
Age  74                                                     (1991-1997) and the Trust (1996-1997); President and Treasurer
                                                            of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc.
                                                            (1994-1997) and the Trust (1996-1997); Chairman of the Board,
                                                            President and Treasurer of UST Master Variable Series, Inc.
                                                            (1994-1997); and Trustee of the Trust (since 1995).

Donald L. Campbell                Trustee                   Retired; Director of Excelsior Funds, Inc. and Excelsior
                                                            Tax-Exempt Funds, Inc. (since 1984); Director of UST Master
333 East 69th Street                                        Variable Series, Inc. (from 1994 to June 1997); and Trustee
Apt. 10-H                                                   of the Trust (since 1995).
New York, NY 10021
Age: 73

----------------------
* This trustee is considered to be an "interested person" of the Trust as defined in the 1940 Act.

Rodman L. Drake                   Trustee                   Trustee of the Trust (since 1994); Trustee of Excelsior
                                                            Funds (from 1994 to 1999); Director of Excelsior Funds, Inc.
Continuation Investments                                    and Excelsior Tax-Exempt Funds, Inc. (since 1996); Director,
     Group, Inc.                                            Parsons Brinkerhoff, Inc. (engineering firm) (since 1995);
1251 Avenue of the Americas,                                President, Continuation Investments Group, Inc. (since 1997);
9th Floor                                                   President, Mandrake Group (investment and consulting firm)
New York, NY  10020                                         (1994-1997); Chairman, MetroCashcard International, Inc.
Age: 56                                                     (1999-present); Director, Hotelivision, Inc. (1999-present);
                                                            Director, Alliance Group Services, Inc. (1998-present);
                                                            Director, Hyperion Total Return Fund, Inc. and three other funds for which Hyperion Capital Management, Inc. serves as investment adviser (since 1991); Co-Chairman, KMR Power
                                                            Corporation (power plants) (from 1993 to 1996); Director, The
                                                            Latin America Smaller Companies Fund, Inc. (1993-1998); Member
                                                            of Advisory Board, Argentina Private Equity Fund L.P. (from
                                                            1992 to 1996) and Garantia L.P (Brazil) (from 1993 to 1996);
                                                            and Director, Mueller Industries, Inc. (from 1992 to 1994).

Joseph H. Dugan                   Trustee                   Retired; Director of Excelsior Funds, Inc. and Excelsior
913 Franklin Lake Road                                      Tax-Exempt Funds, Inc. (since 1984); Director of UST Master
Franklin Lakes, NJ  07417                                   Variable Series, Inc. (from 1994 to June 1997); and Trustee of
Age: 74                                                     the Trust (since 1995).

Wolfe J. Frankl                     Trustee                 Retired; Director of Excelsior Funds, Inc. and Excelsior
2320 Cumberland Road                                        Tax-Exempt Funds, Inc. (since 1986); Director of UST Master
Charlottesville, VA 22901-7726                              Variable Series, Inc. (from 1994 to June 1997); Trustee of the
Age: 79                                                     Trust (since 1995); Director, Deutsche Bank Financial, Inc.
                                                            (since 1989); Director, The Harbus Corporation (since 1951);
                                                            and Trustee, HSBC Funds Trust and HSBC Mutual Funds Trust (since 1988).


Jonathan Piel                       Trustee                 Director of Excelsior Funds, Inc. and Excelsior Tax-Exempt
558 E. 87th Street                                          Funds, Inc. (since 1996); Trustee of the Trust (since 1994);
New York, NY  10128                                         Trustee of Excelsior Funds (from 1994 to 1999); Vice President
Age:  60                                                    and Editor, Scientific American, Inc. (from 1986 to 1994);
                                                            Director, Group for The South Fork, Bridgehampton, New
                                                            York (since 1993); and Member, Advisory Committee, Knight Journalism
                                                            Fellowships, Massachusetts Institute of Technology (since 1984).

Robert A. Robinson                  Trustee                 Director of Excelsior Funds, Inc. and Excelsior Tax-Exempt
                                                            Funds, Inc. (since 1987); Director of UST Master Variable
Church Pension Group                                        Series, Inc. (from 1994 to June 1997); Trustee of the Trust
445 Fifth Avenue                                            (since 1995); President Emeritus, The Church Pension Fund and
New York, NY  10016                                         its affiliated companies (since 1966); Trustee, H.B. and F.H.
Age: 74                                                     Bugher Foundation and Director of its wholly owned
                                                            subsidiaries -- Rosiclear Lead and Flourspar Mining Co. and
                                                            The Pigmy Corporation (since 1984); Director, Morehouse
                                                            Publishing Co. (1974-1998); Trustee, HSBC Funds Trust and HSBC
                                                            Mutual Funds Trust (since 1982); and Director, Infinity Funds,
                                                            Inc. (since 1995).

W. Bruce McConnel, III              Secretary               Partner of the law firm of Drinker Biddle & Reath LLP.

One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996
Age: 56

Michael P. Malloy                   Assistant               Partner of the law firm of Drinker Biddle & Reath LLP.
One Logan Square                    Secretary
18th and Cherry Streets
Philadelphia, PA 19103-6996
Age: 40

Eddie Wang                          Assistant               Manager of Blue Sky Compliance, Chase Global Funds Services
Chase Global Funds                  Secretary               Company (November 1996 to present); and Officer and Manager of
 Services Company                                           Financial Reporting, Investors Bank & Trust Company (January
73 Tremont Street                                           1991 to November 1996).
Boston, MA  02108-3913
Age: 38

Patricia M. Leyne                   Assistant               Vice President, Senior Manager of Fund Administration,
                                    Treasurer               Chase Global Funds Services Company (since August 1999);
Chase Global Funds                                          Assistant Vice President, Senior Manager of Fund
  Services Company                                          Administration, Chase Global Funds Services Company (from July
73 Tremont Street                                           1998 to August 1999); Assistant Treasurer, Manager of Fund
Boston, MA  02108-3913                                      Administration, Chase Global Funds Services Company (from
Age: 32                                                     November 1996 to July 1998); Supervisor, Chase Global Funds
                                                            Services Company (from September 1995 to November 1996);
                                                            Fund Administrator, Chase Global Funds Services Company
                                                            (from February 1993 to September 1995).


            Each trustee of the Trust receives an annual fee of $4,000 plus a meeting fee of $250 for each meeting attended and is reimbursed for expenses incurred in connection with service as a trustee. The trustees may hold various other directorships unrelated to the Funds. Drinker Biddle & Reath LLP, of which Messrs. McConnel and Malloy are partners, receives legal fees as counsel to the Trust. The employees of CGFSC do not receive any compensation from the Trust for acting as officers of the Trust. No person who is currently an officer, director or employee of the Adviser serves as an officer, director or employee of the Trust. As of May 18, 2000, the trustees and officers of the Trust as a group owned beneficially less than 1% of the outstanding shares of each Fund, and less than 1% of the outstanding shares of all Funds in the aggregate.

            The following chart provides certain information about fees received by the trustees in the most recently completed fiscal year.

                                                        PENSION OR
                                                        RETIREMENT
                           AGGREGATE COMPENSATION       BENEFITS ACCRUED     ESTIMATED               TOTAL COMPENSATION FROM
                           FROM                         AS PART OF TRUST     ANNUAL BENEFITS         THE TRUST AND FUND
                           THE TRUST                    EXPENSES             UPON RETIREMENT         COMPLEX* PAID TO TRUSTEES
                           ---------                    --------             ---------------         -------------------------
Frederick S. Wonham        $_____                       None                 None                    $______(4)**
Rodman L. Drake            $_____                       None                 None                    $______(4)**
Jonathan Piel              $_____                       None                 None                    $______(4)**
Alfred Tannachion          $_____                       None                 None                    $______(3)**
Donald L. Campbell         $_____                       None                 None                    $______(3)**
Joseph C. Dugan            $_____                       None                 None                    $______(3)**
Wolfe J. Frankl            $_____                       None                 None                    $______(3)**
Robert A. Robinson         $_____                       None                 None                    $______(3)**

-------------------

     * The "Fund Complex" consists of the Trust, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., and, until December 15, 1999, Excelsior Funds.

     ** Number of investment companies in the Fund Complex for which trustee served as director or trustee.

            The Trust Instrument of the Trust provides that the Trust will indemnify its trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested trustees, or in a written opinion of independent counsel, that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

Investment Advisory Services
----------------------------


            United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company (together with U.S. Trust New York, "U.S. Trust" or the "Adviser") serve as co-investment advisers to the Funds, subject to the general supervision and guidance of the Board of Trustees of the Trust. In the Advisory Agreements, the Adviser has agreed to provide the services described in the Prospectuses.

            Each Advisory Agreement will continue in effect with respect to each Fund as long as such continuance is specifically approved at least annually by the Board of Trustees of the Trust or by a majority vote of the shareholders in the applicable Fund and, in either case, by a majority of the Trustees of the Trust who are not parties to the Advisory Agreement or interested persons of any such party, at a meeting called for the purpose of voting on the Advisory Agreement. Each investment adviser and administrator has agreed to waive certain fees.

            Each Advisory Agreement provides that the Adviser may render services to others, and each Advisory Agreement is terminable by the Trust without penalty on not more than 60 days' nor less than 30 days' written notice when authorized either by majority vote of the Fund or by a vote of a majority of the Board of Trustees of the Trust, or by the Adviser on not more than 60 days' nor less than 30 days' written notice, and will automatically terminate in the event of its assignment. Each Advisory Agreement provides that neither the Adviser nor its personnel shall be liable for any error of judgment or mistake of law or for any loss arising out of any investment, or for any act or omission in the execution of security transactions for a Fund, except that U.S. Trust New York and U.S. Trust Company shall be jointly, but not severally, liable for willful misfeasance, bad faith, gross negligence or reckless disregard of their obligations and duties under the Advisory Agreement.


            As discussed in the prospectus, U.S. Trust Corporation, parent of U.S. Trust, and The Charles Schwab Corporation entered into a definitive agreement to merge on January 12, 2000. After the merger, U.S. Trust Corporation will be a wholly-owned subsidiary of Schwab. The merger is anticipated to close by July 2000; however, it is subject to a number of conditions, including certain regulatory and shareholder approvals.


            U.S. Trust will continue to serve as investment adviser to the Funds after the merger. The merger, however, will represent a change of ownership of U.S. Trust's parent corporation and, as such, will have the effect under the 1940 Act of terminating the existing investment advisory agreements (the "Existing Agreements"). Accordingly, the shareholders of the Funds have been asked to approve a new investment advisory agreement ("New Agreement") between the Funds and U.S. Trust. The New Agreement will become effective upon the date of the merger. If the merger is not consummated, the Funds will operate under the New Agreement, which will become effective upon the date of the termination of the merger agreement.


            The New Agreement contains substantially the same terms and conditions as the Existing Agreements, and the advisory fee will remain the same under the New Agreement.

            For the services provided and expenses assumed pursuant to the Advisory Agreements, the Adviser is entitled to be paid a fee computed daily and paid monthly, at the annual rate of 0.65% of the average daily net assets of each of the Equity, Value Equity, Optimum Growth, Income and Total Return Bond Funds, and 1.00% of the average daily net assets of the International Equity Fund.

            From time to time, the Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be terminated at any time.

            Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Equity, Income, Total Return Bond, Value Equity and Optimum Growth Funds pursuant to an advisory agreement substantially similar to the Advisory Agreement currently in effect for such Funds.


            For the fiscal years ended March 31, 2000, 1999 and 1998, the Trust paid the Adviser fees for advisory services as follows:

                               Fiscal Year Ended                  Fiscal Year Ended              Fiscal Year Ended
                                 March 31, 2000                    March 31, 1999                  March 31, 1998
                               -----------------                  -----------------              -----------------
Equity Fund                                                             $684,933                         $573,251
Value Equity Fund                                                       $135,038                         $104,281
Optimum Growth Fund                                                     $304,737                         $162,368
Income Fund                                                             $150,590                         $129,938
Total Return Bond Fund                                                  $530,461                         $375,215
International Equity Fund*                                                    --                               --



* U.S. Trust became the Adviser to the International Equity Fund on December 29, 1998.


            For the fiscal years ended March 31, 2000, 1999 and 1998, the Adviser voluntarily agreed to waive a portion of its advisory fee for certain funds. During the periods stated, these waivers reduced advisory fees as follows:

                                 Fiscal Year Ended                  Fiscal Year Ended              Fiscal Year Ended
                                  March 31, 2000                     March 31, 1999                  March 31, 1998
                                 -----------------                  -----------------              -----------------
Equity Fund                                                               $298,579                         $250,968
Value Equity Fund                                                          $91,255                          $91,692
Optimum Growth Fund                                                       $155,809                         $119,069
Income Fund                                                               $262,853                         $219,452
Total Return Bond Fund                                                    $781,974                         $600,960
International Equity Fund                                                       --                               --


            From June 22, 1998 to December 28, 1998, U.S. Trust Company, N.A. ("U.S. Trust, N.A.") served as the International Equity Fund's investment adviser, pursuant to an advisory agreement substantially similar to the Advisory Agreement currently in effect for such Fund. Prior to June 22, 1998, U.S. Trust Company of The Pacific Northwest ("U.S. Trust Pacific") served as investment adviser to the International Equity Fund pursuant to an advisory agreement substantially similar to the Advisory Agreement currently in effect for the Fund.

            For the period from December 29, 1998 to March 31, 1999, U.S. Trust received advisory fees of $214,663 with respect to the International Equity Fund. For the same period, U.S. Trust waived advisory fees of $355,644 with respect to the International Equity Fund.

            For the period from June 22, 1998 to December 28, 1998, U.S. Trust, N.A. received advisory fees of $141,527 with respect to the International Equity Fund. For the same period, U.S. Trust, N.A. waived advisory fees of $209,295 with respect to the International Equity Fund.

            For the period from April 1, 1998 to June 21, 1998, U.S. Trust Pacific received advisory fees of $38,550 with respect to the International Equity Fund. For the same period, U.S. Trust Pacific waived advisory fees of $51,988 with respect to the International Equity Fund.

            For the fiscal year ended March 31, 1998, U.S. Trust Pacific received advisory fees of $215,112 with respect to the International Equity Fund. For the same period, U.S. Trust Pacific waived advisory fees of $221,324 with respect to the International Equity Fund.

            Prior to December 28, 1998, Harding, Loevner Management, L.P. ("Harding Loevner") served as the International Equity Fund's sub-adviser, pursuant to an investment sub-advisory agreement (a "Sub-Advisory Agreement") with U.S. Trust, N.A. Under the Sub-Advisory Agreement, Harding Loevner was entitled to receive from U.S. Trust, N.A. fees at a maximum annual rate equal to 0.50% of the International Equity Fund's average daily net assets.

            Harding Loevner made the day-to-day investment decisions for the International Equity Fund and placed the purchase and sales orders for securities transactions of such Fund, subject in all cases to the general supervision of U.S. Trust, N.A. Harding Loevner furnished at its own expense all services, facilities and personnel necessary in connection with managing the International Equity Fund's investments and effecting securities transactions for such Fund.

            For the fiscal year ended March 31, 1999, Harding Loevner received sub-advisory fees of $135,769 with respect to the International Equity Fund. For the same period, Harding Loevner waived sub-advisory fees of $84,911 with respect to the International Equity Fund.


            For the fiscal year ended March 31, 1998, Harding Loevner received sub-advisory fees of $216,523 with respect to the International Equity Fund.

Administrators
--------------


            CGFSC, Federated Administrative Services (an affiliate of the Distributor) and U.S. Trust Company (together, the "Administrators") serve as the Trust's administrators and provide the Funds with general administrative and operational assistance. Under the Administration Agreement, the Administrators have agreed to maintain office facilities for the Funds, furnish the Funds with statistical and research data, clerical, accounting, and bookkeeping services, and certain other services required by the Funds, and to compute the net asset values, net income and realized capital gains or losses, if any, of the Funds. The Administrators prepare semiannual reports to the SEC, prepare federal and state tax returns, prepare filings with state securities commissions, arrange for and bear the cost of processing Share purchase and redemption orders, maintain the Funds' financial accounts and records, and generally assist in the Funds' operations.

            The Administrators also provide administrative services to the investment portfolios of Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc., which are also advised by U.S. Trust and its affiliates and distributed by the Distributor. For services provided to all of the investment portfolios of the Trust, Excelsior Funds, Inc. and Excelsior Tax-Exempt Funds, Inc. (except for the international portfolios of Excelsior Funds, Inc. and Excelsior Institutional Trust), the Administrators are entitled jointly to fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of the Trust and Excelsior Funds, Inc.) as follows:

                   Combined Aggregate Average Daily Net Assets
                     of the Trust, Excelsior Funds, Inc. and
                   Excelsior Tax-Exempt Funds, Inc. (excluding
                    the international portfolios of the Trust
                           and Excelsior Funds, Inc.)

                                                          Annual Fee
                                                          ----------
First $200 million........................................  0.200%
Next $200 million.........................................  0.175%
Over $400 million.........................................  0.150%

            Administration fees payable to the Administrators by each portfolio of the Trust, Excelsior Funds, Inc., and Excelsior Tax-Exempt Funds, Inc. are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time.

            Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Trust's administrators pursuant to an administration agreement substantially similar to the administration agreement currently in effect for the Trust.


            For the fiscal years ended March 31, 2000, 1999 and 1998, the Administrators were paid the following administration fees:

----------------------------- ----------------------------------- --------------------------- ---------------------------
                              Fiscal Year Ended                   Fiscal Year Ended                Fiscal Year Ended
                              March 31, 2000                      March 31, 1999                   March 31, 1998
----------------------------- ----------------------------------- --------------------------- ---------------------------
Equity Fund                                                               $231,504                         $194,009
----------------------------- ----------------------------------- --------------------------- ---------------------------
Value Equity Fund                                                          $53,266                          $46,129
----------------------------- ----------------------------------- --------------------------- ---------------------------

Optimum Growth Fund                                                       $108,405                          $66,246
----------------------------- ----------------------------------- --------------------------- ---------------------------
Income Fund                                                                $83,501                          $87,287
----------------------------- ----------------------------------- --------------------------- ---------------------------
Total Return Bond Fund                                                     $97,318                          $82,241
----------------------------- ----------------------------------- --------------------------- ---------------------------
International Equity Fund*                                                $308,927                         $229,777
----------------------------- ----------------------------------- --------------------------- ---------------------------


            For the fiscal years ended March 31, 2000, 1999 and 1998, the Administrators waived the following administration fees:


                                      Fiscal Year Ended                  Fiscal Year Ended              Fiscal Year Ended
                                       March 31, 2000                     March 31, 1999                  March 31, 1998
                                       --------------                     --------------                  --------------
Equity Fund                                                                      $0                               $0
Value Equity Fund                                                                $0                               $0
Optimum Growth Fund                                                              $0                               $0
Income Fund                                                                      $0                               $0
Total Return Bond Fund                                                           $0                               $0
International Equity Fund*                                                       $0                          $12,243


Shareholder Organizations
-------------------------

            The Trust has entered into agreements with certain Shareholder Organizations. Such agreements require the Shareholder Organizations to provide shareholder administrative services to their Customers who beneficially own Shares in consideration for a Fund's payment of not more than the annual rate of 0.40% of the average daily net assets of the Fund's Shares beneficially owned by Customers of the Shareholder Organization. Such services may include: (a) acting as recordholder of Shares; (b) assisting in processing purchase, exchange and redemption transactions; (c) transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; (d) providing periodic statements showing a Customer's account balances and confirmations of transactions by the Customer; (e) providing tax and dividend information to shareholders as appropriate; (f) transmitting proxy statements, annual reports, updated prospectuses and other communications from the Trust to Customers; and
(g) providing or arranging for the provision of other related services. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, the Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

            The Trust's agreements with Shareholder Organizations are governed by an Administrative Services Plan (the "Plan") adopted by the Trust. Pursuant to the Plan, the Trust's Board of Trustees will review, at least quarterly, a written report of the amounts expended under the Trust's agreements with Shareholder Organizations and the purposes for which the expenditures were made. In addition, the arrangements with Shareholder Organizations will be approved annually by a majority of the Trust's Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the 1940
Act) and have no direct or indirect financial interest in such arrangements (the "Disinterested Trustees").

            Any material amendment to the Trust's arrangements with Shareholder Organizations must be approved by a majority of the Trust's Board of Trustees (including a majority of the Disinterested Trustees). So long as the Trust's arrangements with Shareholder Organizations are in effect, the selection and nomination of the members of the Trust's Board of Trustees who are not "interested persons" of the Trust (as defined in the 1940 Act) will be committed to the discretion of such Disinterested Trustees.


            For the fiscal year ended March 31, 2000, payments to Shareholder Organizations totaled _______________ with respect to the ______________________________ Funds. Of these amounts, $______________ was paid to affiliates of U.S. Trust with respect to the Equity, Value Equity, Optimum Growth, Income, Total Return Bond and International Equity Funds, respectively. For the fiscal years ended March 31, 1999 and 1998, the Funds did not make any payments to Shareholder Organizations.

Expenses
--------

            The expenses of the Trust include the compensation of its trustees who are not affiliated with the Adviser; governmental fees; interest charges; taxes; fees and expenses of the Adviser and Administrators, of independent auditors, of legal counsel and of any transfer agent, custodian, registrar or dividend disbursing agent of the Trust; insurance premiums; and expenses of calculating the net asset value of, and the net income on, Shares of each Fund.

            Expenses of the Trust also include expenses of distributing and redeeming Shares and servicing shareholder accounts; expenses of preparing, printing and mailing prospectuses, reports, notices, proxy statements and reports to shareholders and to governmental offices and commissions; expenses of shareholder and Trustee meetings; expenses relating to the issuance, registration and qualification of Shares of each Fund and the preparation, printing and mailing of prospectuses for such purposes; and membership dues in the Investment Company Institute allocable to the Trust.

Transfer Agent and Custodian
----------------------------

            The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as custodian of the Funds' assets. Under the Custodian Agreement, Chase has agreed to: (i) maintain a separate account or accounts in the name of the Funds; (ii) make receipts and disbursements of money on behalf of the Funds; (iii) collect and receive all income and other payments and distributions on account of the Funds' portfolio securities; (iv) respond to correspondence from securities brokers and others relating to its duties; (v) maintain certain financial accounts and records; and (vi) make periodic reports to the Trust's Board of Trustees concerning the Funds' operations. Chase may, at its own expense, open and maintain custody accounts with respect to the Funds with other banks or trust companies, provided that Chase shall remain liable for the performance of all its custodial duties under the Custodian Agreement, notwithstanding any delegation. Communications to the custodian should be directed to Chase, Mutual Funds Service Division, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

            CGFSC serves as transfer agent for the Funds pursuant to a Transfer Agency Agreement. Under this Agreement, CGFSC has agreed to perform the following functions, among others: (i) issue and redeem Shares of the Funds;
(ii) address and mail all communications by the Funds to their shareholders, including reports to shareholders, dividend and distribution notices, and proxy materials for their meetings of shareholders; (iii) respond to correspondence by shareholders and others relating to its duties; (iv) maintain shareholder accounts; and (v) make periodic reports to the Trust's Board of Trustees concerning the Funds' operations. For its transfer agency and dividend disbursement services, CGFSC is entitled to receive from the Trust such compensation as may be agreed upon from time to time between the Trust and CGFSC. In addition, CGFSC is entitled to be reimbursed for its out-of-pocket expenses for the cost of forms, postage, processing purchase and redemption orders, handling of proxies, and other similar expenses in connection with the above services.

            CGFSC may delegate its transfer agency obligations to another transfer agent registered or qualified under applicable law, provided that CGFSC shall remain liable for the performance of all of its transfer agency duties under the Transfer Agency Agreement, notwithstanding any such delegation.


                              INDEPENDENT AUDITORS
                              --------------------

            ____________________, independent auditors, ____________________
serve as auditors of the Trust. The Funds' Financial Highlights included in the Prospectuses and the financial statements for the fiscal year ended March 31, _____ incorporated by reference in this Statement of Additional Information have been audited by _________________ for the periods included in their reports thereon which appear therein.


                                     COUNSEL
                                     -------

            Drinker Biddle & Reath LLP (of which Mr. McConnel, Secretary of the Trust, and Mr. Malloy, Assistant Secretary of the Trust, are partners), One Logan Square, 18th and Cherry Streets, Philadelphia, Pennsylvania 19103-6996, is counsel to the Trust and will pass upon the legality of the Shares offered by the Prospectuses.

                                    TAXATION
                                    --------

            The following supplements the tax information contained in the Prospectus.

            For federal income tax purposes, each series of the Trust is treated as a separate corporate entity and has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves a Fund of liability for federal income taxes to the extent its earnings are distributed in accordance with applicable requirements. If, for any reason, a Fund does not qualify for a taxable year for the special federal tax treatment afforded regulated investment companies, such Fund would be subject to federal tax on all of its taxable income at regular corporate rates, without any deduction for distributions to shareholders. In such event, dividend distributions would be taxable as ordinary income to shareholders to the extent of the Fund's current and accumulated earnings and profits and would be eligible for the dividends received deduction in the case of corporate shareholders. Moreover, if a Fund were to fail to make sufficient distributions in a year, the Fund would be subject to corporate income taxes and/or excise taxes in respect of the shortfall or, if the shortfall is large enough, the Fund could be disqualified as a regulated investment company.

            A 4% non-deductible excise tax is imposed on regulated investment companies that fail to currently distribute an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses). The Funds intend to make sufficient distributions or deemed distributions of their ordinary taxable income and any capital gain net income prior to the end of each calendar year to avoid liability for this excise tax.

            Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year if such dividends are actually paid during January of the following year.

            Each Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends or gross proceeds realized upon sale paid to shareholders who have failed to provide a correct tax identification number in the manner required, who are subject to withholding by the Internal Revenue Service for failure properly to include on their return payments of taxable interest or dividends, or who have failed to certify to the Fund when required to do so either that they are not subject to backup withholding or that they are "exempt recipients."

            Any investment by a Fund in zero coupon bonds, certain securities purchased at a market discount, and similar instruments will cause a Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

            While certain of the Funds might invest in municipal securities, the interest on which might otherwise be exempt from tax, it is generally not expected that any Fund will satisfy the requirements under the Code to pass-through such exempt income to shareholders as tax-exempt dividends.

            Any Fund's transactions in options, futures contracts, and forward currency exchange contracts will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. In addition, foreign exchange gains or losses realized by any Fund will generally be treated as ordinary income or loss by the Fund. Investment by a Fund in certain "passive foreign investment companies" may also have to be limited in order to avoid a tax on the Fund. Such a Fund may elect (if such election is available) to mark to market any investments in "passive foreign investment companies" on the last day of each year. This election may cause a Fund to recognize income prior to the receipt of cash payments with respect to those investments; in order to distribute this income and avoid tax on the Fund, the Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.


            The tax principles applicable to transactions in financial instruments and futures contacts and options that may be engaged in by the International Equity Fund, and investments in passive foreign investment companies ("PFICs"), are complex and, in some cases, uncertain. Such transactions and investments may cause a Fund to recognize taxable income prior to the receipt of cash, thereby requiring the Fund to liquidate other positions, or to borrow money, so as to make sufficient distributions to shareholders to avoid corporate level tax. Moreover, some or all of the taxable income recognized may be ordinary income or short-term capital gain, so that the distributions may be taxable to Shareholders as ordinary income. In addition, in the case of any shares of a PFIC in which a Fund invests, the Fund may be liable for corporate-level tax on any ultimate gain or distributions on the shares if the Fund fails to make an election to recognize income annually during the period of its ownership of the PFIC shares.

            If the International Equity Fund holds more than 50% of its assets in foreign stock and securities at the close of its taxable year, the Fund may elect to "pass through" to the Fund's shareholders foreign income taxes paid.
If the Fund so elects, shareholders will be required to treat their pro rata portion of the foreign income taxes paid by the Fund as part of the amounts distributed to them by the Fund and thus includable in their gross income for federal income tax purposes. Shareholders who itemize deductions would then be allowed to claim a deduction or credit (but not both) on their federal income tax returns for such amounts, subject to certain limitations. Shareholders who do not itemize deductions would (subject to such limitations) be able to claim a credit but not a deduction. No deduction will be permitted to individuals in computing their alternative minimum tax liability. If the International Equity Fund does not qualify or elect to "pass through" to the Fund's shareholders foreign income taxes paid, shareholders will not be able to claim any deduction or credit for any part of the foreign income taxes paid by the Fund.

            The foregoing discussion is based on federal tax laws and regulations which are in effect on the date of this Statement of Additional Information; such laws and regulations may be changed by legislative or administrative action. Shareholders are advised to consult their tax advisers concerning their specific situations and the application of state, local and foreign taxes.


                            DESCRIPTION OF THE TRUST
                            ------------------------

            The Trust's Trust Instrument permits the Trustees of the Trust to issue an unlimited number of full and fractional shares of beneficial interest (par value $0.00001 per share) of each class of each Fund and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interest in each Fund. The Trust reserves the right to create and issue any number of series or classes; investments in each series participate equally in the earnings, dividends and assets of the particular series only and no other series. Currently, the Trust has six active series, although additional series may be established from time to time.

            The shares of the Value Equity and Optimum Growth Funds are classified into two separate classes of shares representing Retail Shares and Institutional Shares. Retail Shares have different expenses than Institutional Shares which may affect performance.

            Each share (irrespective of class designation) of a Fund represents an interest in that Fund that is proportionate with the interest represented by each other share. Shares have no preference, preemptive, conversion or similar rights. Shares when issued are fully paid and nonassessable, except as set forth below. Shareholders are entitled to one vote for each share held on matters on which they are entitled to vote and will vote in the aggregate and not by class or series, except as otherwise expressly required by law. Separate votes, however, are taken by each class or series on matters affecting an individual class or series. For example, a change in investment policy for a series would be voted upon only by shareholders of the series involved. Shareholders of all series of the Trust will vote together to elect Trustees of the Trust and for certain other matters. Under certain circumstances, the shareholders of one or more series of the Trust could control the outcome of these votes.

            The Trust is not required to and has no current intention to hold annual meetings of shareholders, although the Trust will hold special meetings of shareholders when in the judgment of the Board of Trustees of the Trust it is necessary or desirable to submit matters for a shareholder vote. Shareholders have the right to remove one or more Trustees of the Trust at a shareholders meeting by a vote of two-thirds of the outstanding shares of the Trust. Shareholders also have the right to remove one or more Trustees of the Trust without a meeting by a declaration in writing by a specified number of shareholders. Upon liquidation or dissolution of a Fund, shareholders would be entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

            The assets of the Trust received for the issue or sale of the shares of each class of each series and all income, earnings, profits and proceeds thereof, subject only to the rights of creditors, are specifically allocated to such class and series and constitute the underlying assets of such class and series. The underlying assets of each series are segregated on the books of account, and are to be charged with the liabilities in respect to such series and with such a share of the general liabilities of the Trust. Expenses with respect to any two or more series are to be allocated in proportion to the asset value of the respective series except where allocations of direct expenses can otherwise be fairly made. The officers of the Trust, subject to the general supervision of the Trustees, have the power to determine which liabilities are allocable to a given class or series, or which are general or allocable to two or more series. In the event of the dissolution or liquidation of the Trust or any series, the holders of the shares of any series are entitled to receive as a class the value of the underlying assets of such shares available for distribution to shareholders.

            The Trustees may amend the Trust Instrument without shareholder approval, except shareholder approval is required for any amendment (a) which affects the voting rights of shareholders under the Trust Instrument, (b) which affects shareholders' rights to approve certain amendments to the Trust Instrument, (c) required to be approved by shareholders by law or the Registration Statement, or (d) submitted to shareholders for their approval by the Trustees in their discretion. Pursuant to Delaware business trust law and the Trust Instrument, the Trustees may, without shareholder approval, (i) cause the Trust to merge or consolidate with one or more entities, if the surviving or resulting entity is the Trust or another open-end management investment company registered under the 1940 Act, or a series thereof, that will succeed to or assume the Trust's registration under the 1940 Act, or (ii) cause the Trust to incorporate under the laws of the State of Delaware.

            The Trust Instrument provides that obligations of the Trust are not binding upon the Trustees individually but only upon the property of the Trust, that the Trustees and officers will not be liable for errors of judgment or mistakes of fact or law, and that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the Trust unless it is finally adjudicated that they engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in their offices, or unless it is finally adjudicated that they did not act in good faith in the reasonable belief that their actions were in the best interests of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined by a court or other body approving the settlement or other disposition, or by a reasonable determination, based upon a review of readily available facts, by vote of a majority of disinterested Trustees, or in a written opinion of independent counsel, that such officers or Trustees have not engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of their duties.

            Under Delaware law, shareholders of a Delaware business trust are entitled to the same limitation on personal liability which is extended to shareholders of private for profit corporations organized under the General Corporation Law of the State of Delaware. However, the courts of other states may not apply Delaware law and shareholders may, under certain circumstances be held personally liable for the obligations of the Trust. The Trust Instrument contains an express disclaimer of shareholder liability for acts or obligations of the Trust and provides for indemnification and reimbursement of expenses out of Fund property for any shareholder held personally liable for the obligations of a Fund solely by reason of his being or having been a shareholder. The Trust Instrument also provides for the maintenance, by or on behalf of the Trust and each Fund, of appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Trust and each Fund, their shareholders, Trustees, officers, employees and agents, covering possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law did not apply, inadequate insurance existed and a Fund itself was unable to meet its obligations.


                                 CODE OF ETHICS
                                 --------------

            The Fund, U.S. Trust New York, U.S. Trust Company and the Distributor have adopted codes of ethics that allow for personnel subject to the codes to invest in securities, including securities that may be purchased or held by the Funds.

                                  MISCELLANEOUS
                                  -------------


            As of May 18, 2000, U.S. Trust and its affiliates held of record substantially all of the Trust's outstanding shares as agent or custodian for their customers, but did not own such share beneficially because they did not have voting investment discretion with respect to such shares.


            As of May 18, 2000, the name, address and percentage ownership of each person that owned beneficially or of record 5% or more of the outstanding Institutional Shares of a Fund were as follows: EQUITY FUND: PJM Interconnection DB Plan, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 9.18%; VALUE EQUITY FUND: U.S. Trust Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 82.11%; OPTIMUM GROWTH FUND: U.S. Trust Fund Retirement Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 50.90%; INTERNATIONAL EQUITY FUND: Planned Parenthood NY, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 5.56%; The Liberty Fund, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 13.96%; and The Flourence Gould Foundation, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 12.92%; INCOME FUND: Eugene Higgins Residuary, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 56.36%; Persimmom Charitable, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 15.27%; and Planned Parenthood NY, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 8.80%; TOTAL RETURN BOND FUND: The Flourence Gould Foundation, c/o United States Trust Company of New York, 114 West 47th Street, New York, New York 10036, 13.30%; and The Liberty Fund, c/o United States Trust Company of New York, 114 West 47th STreet, New York, New York 10036, 10.43%.


            As of May 18, 2000, the name, address and percentage ownership of each person that owned beneficially or of record 5% or more of the outstanding Retail Shares of a Fund were as follows: OPTIMUM GROWTH FUND: U.S. Trust Company of New York, Trustee, FBO U.S. Trust Plan, U.S. Trust Co. of the Pacific Northwest, 4380 SW Macadam Ave., Suite 450, Portland, Oregon, 16.86%.

                              FINANCIAL STATEMENTS
                              --------------------


            The audited financial statements and notes thereto in the Trust's Annual Report to Shareholders for the fiscal year ended March 31, ________ (the "______ Annual Report") are incorporated into this Statement of Additional Information by reference. No other parts of the _____ Annual Report are incorporated by reference herein. The financial statements included in the _____ Annual Report have been audited by the Trust's independent auditors,
____________, whose reports thereon also appear in the _________ Annual Report and are incorporated herein by reference. Such financial statements have been incorporated herein in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. Additional copies of the ______ Annual Report may be obtained at no charge by telephoning CGFSC at the telephone number appearing on the front page of this Statement of Additional Information.

                                   APPENDIX A
                                   ----------


Commercial Paper Ratings
------------------------


            A Standard & Poor's commercial paper rating is a current opinion of the creditworthiness of an obligor with respect to financial obligations having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard and Poor's for commercial paper:

            "A-1" - Obligations are rated in the highest category indicating that the obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

            "A-2" - Obligations are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

            "A-3" - Obligations exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            "B" - Obligations are regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            "C" - Obligations are currently vulnerable to nonpayment and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.


            "D" - Obligations are in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.


Local Currency and Foreign Currency Risks
-----------------------------------------


            Country risk considerations are a standard part of Standard & Poor's analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor's capacity to repay foreign obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government's own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

            Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually senior debt obligations not having an original maturity in excess of one year, unless explicitly noted. The following summarizes the rating categories used by Moody's for commercial paper:

            "Prime-1" - Issuers (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

            "Prime-2" - Issuers (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

            "Prime-3" - Issuers (or supporting institutions) have an acceptable ability for repayment of senior short-term debt obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

            "Not Prime" - Issuers do not fall within any of the Prime rating categories.

            The three rating categories of Duff & Phelps for investment grade commercial paper and short-term debt are "D-1," "D-2" and "D-3." Duff & Phelps employs three designations, "D-1+," "D-1" and "D-1-," within the highest rating category. The following summarizes the rating categories used by Duff & Phelps for commercial paper:


            "D-1+" - Debt possesses the highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is outstanding, and safety is just below risk-free
 U.S. Treasury short-term obligations.

            "D-1" - Debt possesses very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are minor.

            "D-1-" - Debt possesses high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small.

            "D-2" - Debt possesses good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small.

            "D-3" - Debt possesses satisfactory liquidity and other protection factors qualify issues as to investment grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

            "D-4" - Debt possesses speculative investment characteristics. Liquidity is not sufficient to insure against disruption in debt service. Operating factors and market access may be subject to a high degree of variation.

            "D-5" - Issuer failed to meet scheduled principal and/or interest payments.


            Fitch IBCA short-term ratings apply to debt obligations that have time horizons of less than 12 months for most obligations, or up to three years for U.S. public finance securities. The following summarizes the rating categories used by Fitch IBCA for short-term obligations:


            "F1" - Securities possess the highest credit quality. This designation indicates the best capacity for timely payment of financial commitments and may have an added "+" to denote any exceptionally strong credit feature.

            "F2" - Securities possess good credit quality. This designation indicates a satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

            "F3" - Securities possess fair credit quality. This designation indicates that the capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.


            "B" - Securities possess speculative credit quality. This designation indicates uncertain capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

            "C" - Securities possess high default risk. This designation indicates a capacity for meeting financial commitments which is highly uncertain and solely reliant upon a sustained, favorable business and economic environment.

            "D" - Securities are in actual or imminent payment default.

            Thomson Financial BankWatch short-term ratings assess the likelihood of an untimely payment of principal and interest of debt instruments with original maturities of one year or less. The following summarizes the ratings used by Thomson Financial BankWatch:

            "TBW-1" - This designation represents Thomson Financial BankWatch's highest category and indicates a very high likelihood that principal and interest will be paid on a timely basis.

            "TBW-2" - This designation represents Thomson Financial BankWatch's second-highest category and indicates that while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1."

            "TBW-3" - This designation represents Thomson Financial BankWatch's lowest investment-grade category and indicates that while the obligation is more susceptible to adverse developments (both internal and external) than those with higher ratings, the capacity to service principal and interest in a timely fashion is considered adequate.

            "TBW-4" - This designation represents Thomson Financial BankWatch's lowest rating category and indicates that the obligation is regarded as non-investment grade and therefore speculative.

Corporate and Municipal Long-Term Debt Ratings
----------------------------------------------

            The following summarizes the ratings used by Standard & Poor's for corporate and municipal debt:

            "AAA" - An obligation rated "AAA" has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

            "AA" - An obligation rated "AA" differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

            "A" - An obligation rated "A" is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

            "BBB" - An obligation rated "BBB" exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

            Obligations rated "BB," "B," "CCC," "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

            "BB" - An obligation rated "BB" is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.


            "B" - An obligation rated "B" is more vulnerable to nonpayment than obligations rated "BB," but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

            "CCC" - An obligation rated "CCC" is currently vulnerable to nonpayment, and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            "CC" - An obligation rated "CC" is currently highly vulnerable to nonpayment.

            "C" - The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.


            "D" - An obligation rated "D" is in payment default. The "D" rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

            PLUS (+) OR MINUS (-) - The ratings from "AA" through "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.


            "c" - The "c" subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuer's bonds are deemed taxable.


            "p" - The letter "p" indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

            * - Continuance of the ratings is contingent upon Standard & Poor's receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

            "r" - The "r" highlights derivative, hybrid, and certain other obligations that Standard & Poor's believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an "r" symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

            N.R. Indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy. Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

            The following summarizes the ratings used by Moody's for corporate and municipal long-term debt:

            "Aaa" - Bonds are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            "Aa" - Bonds are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in the "Aaa" securities.

            "A" - Bonds possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors = giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            "Baa" - Bonds are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            "Ba," "B," "Caa," "Ca" and "C" - Bonds that possess one of these ratings provide questionable protection of interest and principal ("Ba" indicates speculative elements; "B" indicates a general lack of characteristics of desirable investment; "Caa" indicates poor standing; "Ca" represents obligations which are speculative in a high degree; and "C" represents the lowest rated class of bonds). "Caa," "Ca" and "C" bonds may be in default.


            Con. (...) - Bonds for which the security depends upon the completion of some act or the fulfillment of some condition are rated conditionally. These are bonds secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals which begin when facilities are completed, or (d) payments to which some other limiting condition attaches. Parenthetical rating denotes probable credit stature upon completion of construction or elimination of basis of condition.

            Note: Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa". The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of its generic rating category.

            The following summarizes the long-term debt ratings used by Duff & Phelps for corporate and municipal long-term debt:


            "AAA" - Debt is considered to be of the highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

            "AA" - Debt is considered to be of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

            "A" - Debt possesses protection factors which are average but adequate. However, risk factors are more variable in periods of greater economic stress.

            "BBB" - Debt possesses below-average protection factors but such protection factors are still considered sufficient for prudent investment. Considerable variability in risk is present during economic cycles. This is the lowest investment grade category.


            "BB," "B," "CCC," "DD" and "DP" - Debt that possesses one of these ratings is considered to be below investment grade. Although below investment grade, debt rated "BB" is deemed likely to meet obligations when due. Debt rated "B" possesses the risk that obligations will not be met when due. Debt rated "CCC" is well below investment grade and has considerable uncertainty as to timely payment of principal, interest or preferred dividends. Debt rated "DD" is a defaulted debt obligation, and the rating "DP" represents preferred stock with dividend arrearages.

            To provide more detailed indications of credit quality, the "AA," "A," "BBB," "BB" and "B" ratings may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within these major categories.

            The following summarizes the ratings used by Fitch IBCA for corporate and municipal bonds:

            "AAA" - Bonds considered to be investment grade and of the highest credit quality. These ratings denote the lowest expectation of credit risk and are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

            "AA" - Bonds considered to be investment grade and of very high credit quality. These ratings denote a very low expectation of credit risk and indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

            "A" - Bonds considered to be investment grade and of high credit quality. These ratings denote a low expectation of credit risk and indicate strong capacity for timely payment of financial commitments. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.


            "BBB" - Bonds considered to be investment grade and of good credit quality. These ratings denote that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

            "BB" - Bonds considered to be speculative. These ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

            "B" - Bonds are considered highly speculative. These ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

            "CCC," "CC" and "C" - Bonds have high default risk. Default is a real possibility, and capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. "CC" ratings indicate that default of some kind appears probable, and "C" ratings signal imminent default.

            "DDD," "DD" and "D" - Bonds are in default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50% - 90%, and "D" the lowest recovery potential, i.e., below 50%.


            Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.


            To provide more detailed indications of credit quality, the Fitch IBCA ratings from and including "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to denote relative standing within these major rating categories.


            "NR" indicates the Fitch IBCA does not rate the issuer or issue in question.


            "Withdrawn": A rating is withdrawn when Fitch IBCA deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.


            RatingAlert: Ratings are placed on RatingAlert to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive," indicating a potential upgrade, "Negative," for a potential downgrade, or "Evolving," if ratings may be raised, lowered or maintained. RatingAlert is typically resolved over a relatively short period.

            Thomson Financial BankWatch assesses the likelihood of an untimely repayment of principal or interest over the term to maturity of long term debt and preferred stock which are issued by United States commercial banks, thrifts and non-bank banks; non-United States banks; and broker-dealers. The following summarizes the rating categories used by Thomson BankWatch for long-term debt ratings:

            "AAA" - This designation indicates that the ability to repay principal and interest on a timely basis is extremely high.

            "AA" - This designation indicates a very strong ability to repay principal and interest on a timely basis, with limited incremental risk compared to issues rated in the highest category.

            "A" - This designation indicates that the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

            "BBB" - This designation represents the lowest investment-grade category and indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.


            "BB" - A rating of BB suggests that the likelihood of default is considerably less than for lower-rated issues, although there are significant uncertainties that could affect the ability to adequately service debt obligations.


            "B" - Issues rated B show a higher degree of uncertainty and therefore greater likelihood of default than higher-rated issues. Adverse developments could negatively affect the payment of interest and principal on a timely basis.


            "CCC" - Issues rated CCC clearly have a high likelihood of default, with little capacity to address further adverse changes in financial circumstances.


            "CC" - This rating is applied to issues that are subordinate to other obligations rated CCC and are afforded less protection in the event of bankruptcy or reorganization.

            "D" - This designation indicates that the long-term debt is in default.

            PLUS (+) OR MINUS (-) - The ratings from "AAA" through "CC" may include a plus or minus sign designation which indicates where within the respective category the issue is placed.


Municipal Note Ratings
----------------------


            A Standard and Poor's note rating reflects the liquidity factors and market access risks unique to notes due in three years or less. The following summarizes the ratings used by Standard & Poor's for municipal notes:

            "SP-1" - The issuers of these municipal notes exhibit a strong capacity to pay principal and interest. Those issues determined to possess a very strong capacity to pay debt service are given a plus (+) designation.

            "SP-2" - The issuers of these municipal notes exhibit satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

            "SP-3" - The issuers of these municipal notes exhibit speculative capacity to pay principal and interest.

            Moody's ratings for state and municipal notes and other short-term loans are designated Moody's Investment Grade ("MIG") and variable rate demand obligations are designated Variable Moody's Investment Grade ("VMIG"). Such ratings recognize the differences between short-term credit risk and long-term risk. The following summarizes the ratings by Moody's Investors Service, Inc. for short-term notes:

            "MIG-1"/"VMIG-1" - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.


            "MIG-2"/"VMIG-2" - This designation denotes high quality. Margins of protection that are ample although not so large as in the preceding group.


            "MIG-3"/"VMIG-3" - This designation denotes favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

            "MIG-4"/"VMIG-4" - This designation denotes adequate quality. Protection commonly regarded as required of an investment security is present and although not distinctly or predominantly speculative, there is specific risk.

            "SG" - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

            Fitch IBCA and Duff & Phelps use the short-term ratings described under Commercial Paper Ratings for municipal notes.

                         EXCELSIOR INSTITUTIONAL TRUST

                                   FORM N-1A
                                   ---------


PART C.  OTHER INFORMATION

ITEM 23.  Exhibits

     (a)  (1)  Trust Instrument of the Registrant dated as of April 27, 1994
               (2).

          (2) Amended and Restated Schedule A to Trust Instrument of the Registrant (11).

     (b)       By-Laws of the Registrant (2).

     (c)       Articles IV, V and VI of Registrant's Trust Instrument.

     (d) (1) Investment Advisory Agreement dated December 28, 1998 among the Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York with respect to the International Equity Fund (11).

          (2) Investment Advisory Agreement dated May 16, 1997 among the Registrant, U.S. Trust Company of Connecticut and United States Trust Company of New York with respect to the Equity, Income, Total Return Bond, Value Equity and Optimum Growth Funds (8).

          (3) Form of Investment Advisory Agreement among Registrant (on behalf of the Equity, Income, Total Return Bond, Value Equity and Optimum Growth Funds), United States Trust Company of New York and U.S. Trust Company (to become effective on the date of the merger of The Charles Schwab Corporation with U.S. Trust Corporation (parent company of the investment adviser)) (12).

          (4) Form of Investment Advisory Agreement among Registrant (on behalf of the International Equity Fund), U.S. Trust Company and United States Trust Company of New York (to become effective on the date of the merger of The Charles Schwab Corporation with U.S. Trust Corporation (parent company of the investment adviser)) (12).

          (5) Assumption Agreement dated June 19, 1998 among the Registrant, U.S. Trust Company of The Pacific Northwest and U.S. Trust Company of California (11).


          (6) Assumption Agreement dated June 19, 1998 among the Registrant, U.S. Trust Company of the Pacific Northwest, U.S. Trust Company of California and Becker Capital Management, Inc. (11).

     (e) Distribution Agreement dated August 1, 1995 (as amended and restated on February 9, 1996, July 25, 1997 and July 31, 1998) between the Registrant and Edgewood Services, Inc. (11).

     (f)       None.

     (g) (1) Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between the Registrant and The Chase Manhattan Bank (9).

          (2) Amendment No. 1 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between the Registrant and The Chase Manhattan Bank (11).

          (3) Amendment No. 2 dated May 22, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1, 1997) between the Registrant and The Chase Manhattan Bank (11).

          (4) Amendment No. 3 dated July 31, 1998 to the Custody Agreement dated September 1, 1995 (as amended and restated on August 1,
               1997) between the Registrant and The Chase Manhattan Bank (11).

     (h) (1) Amended and Restated Administration Agreement dated July 31, 1998 among the Registrant, Chase Global Funds Services Company, Federated Administrative Services and U.S. Trust Company of Connecticut (11).

          (2) Amended and Restated Mutual Funds Transfer Agency Agreement dated July 31, 1998 between the Registrant and Chase Global Funds Services Company (11).

          (3) Amended and Restated Administrative Services Plan and Related Form of Shareholder Servicing Agreement (9).

          (4) Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., The Chase Manhattan Bank and the other lenders thereunder (13).

          (5) Form of Waiver and Reimbursement Agreement among Registrant, United States Trust Company of New York and U.S. Trust Company
               (13).

     (i)       Opinion of Counsel (10).

     (j)  (1)  Consent of Drinker Biddle & Reath LLP (13).



     (k)       None.

     (l) (1) Purchase Agreement between the Registrant and Edgewood Services, Inc. dated March 1, 1996 relating to shares of the Optimum Growth and Value Equity Funds (7).

          (2) Purchase Agreement between the Registrant and Edgewood Services, Inc. dated August 22, 1997 relating to Trust Shares of the Balanced and International Equity Funds (9).

     (m) Amended and Restated Distribution Plan and Form of Distribution Agreement (13).

     (n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System (13).

     (p)  (1)  Code of Ethics of the Registrant (13).

     (p) (2) Code of Ethics of U.S. Trust Corporation (including U.S. Trust Company and United States Trust Company of New York) (13).

     (p)  (3)  Code of Ethics of Edgewood Distributors, Inc. (13).

       Notes:
       ------

          (1) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement, as filed with the SEC on June 22, 1994.

          (2) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement, as filed with the SEC on June 13, 1995.

          (3) Incorporated herein by reference to Post-Effective Amendment No. 4 to Registrant's Registration Statement, as filed with the SEC on October 2, 1995.

          (4) Incorporated herein by reference to Post-Effective Amendment No. 5 to Registrant's Registration Statement, as filed with the SEC on December 19, 1995.

          (5) Incorporated herein by reference to Post-Effective Amendment No. 7 to Registrant's Registration Statement, as filed with the SEC on February 23, 1996.

          (6) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement, as filed with the SEC on March 7, 1996.

          (7) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement, as filed with the SEC on September 30, 1996.

          (8) Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement, as filed with the SEC on July 31, 1997.

          (9) Incorporated herein by reference to Post-Effective Amendment No. 15 to Registrant's Registration Statement, as filed with the SEC on September 30, 1997.

          (10) Incorporated herein by reference to Post-Effective Amendment No. 16 to Registrant's Registration Statement, as filed with the SEC on July 29, 1998.

          (11) Incorporated herein by reference to Post-Effective Amendment No. 17 to Registrant's Registration Statement, as filed with the SEC on May 28, 1999.

          (12) Incorporated herein by reference to Registrant's Definitive Proxy Statement pursuant to Section 14 (a) of the Securities and Exchange Act of 1934, as filed with the SEC on March 22, 2000.

          (13) Filed herewith.

ITEM 24.  Persons Controlled by or under Common Control with Registrant
          --------------------------------------------------------------

          Registrant is controlled by its Board of Trustees.

ITEM 25.  Indemnification
          ---------------

     Article IX of Registrant's Trust Instrument, incorporated herein by reference to Exhibit (a)(1) hereto, provides for the indemnification of Registrant's trustees and officers.

     Indemnification of Registrant's principal underwriter against certain losses is provided for in Section IV of the Distribution Agreement incorporated herein by reference to Exhibit (e) hereto. Limitations on the liability of the Registrant's investment advisers are provided for in Section 9 of the Investment Advisory Agreements incorporated herein by reference to Exhibits (d)(1), (d)(2) and (d)(3) hereto. Indemnification of Registrant's sub-adviser against certain losses is provided for in Section 9 of the Investment Sub-Advisory Agreement incorporated herein by reference to Exhibit (d)(6) hereto.

     The trustees and officers of the Registrant and the personnel of the Registrant's administrators are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940, as amended (the "1940 Act").

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. Business and Other Connections of the Investment Adviser
         --------------------------------------------------------

       (a)  U.S. Trust Company

          U.S. Trust Company ("U.S. Trust ") is a Connecticut state bank and trust company located in Stamford, Connecticut. Set forth below are the names and principal businesses of the directors and certain senior executive officers of U.S. Trust, including those who are engaged in any other business, profession, vocation or employment of a substantial nature.

Position
with U.S.                                                            Principal              Type of
Trust                                            Name                Occupation             Business
--------------------------------------  -------------------------  -------------------  --------------------

Director                                Tucker H. Warner           Co-Founder,          Consulting Firm
                                        The Nutmeg Financial       Partner &
                                        Group, LLC                 Director
                                        1157 Highland Avenue
                                        West Cheshire, CT 06903


Director                                Thomas C. Clark            Managing Director,   Asset Management,
                                        United States Trust        United States Trust  Investment and
                                        Company of New York        Company of New York  Fiduciary Services
                                        11 West 54th Street
                                        New York, NY 10019

Director,                               Maribeth S. Rahe           Vice Chairman,       Asset Management,
Chairman                                United States Trust        United States Trust  Investment and
of Board                                Company of New York        Company of New York  Fiduciary Services
                                        114 West 47th Street
                                        New York, NY 10036

Director                                Frederick B. Taylor        Vice Chairman,       Asset Management,
                                        United States Trust        United States Trust  Investment and
                                        Company of New York        Company of New York  Fiduciary Services
                                        114 West 47th Street
                                        New York, NY  10036

Director                                Robert C. Bodine           Chairman             Asset Management,
                                        U.S. Trust Company                              Investment and
                                        100 West Lancaster Avenue                       Fiduciary Services
                                        Suite 200
                                        Wayne, PA 19087

Director                                Howard E.N. Wilson         Chairman             Asset Management,
                                        U.S. Trust Company                              Investment and

                                        100 West Lancaster Avenue                       Fiduciary Services
                                        Suite 200
                                        Wayne, PA 19087


Position
with U.S.                                                          Principal            Type of
Trust                                   Name                       Occupation           Business
-----                                   ----                       ----------           --------
Director                                Kenneth G. Walsh           Executive Vice       Asset Management,
                                        United States Trust        President,           Investment and
                                        Company of New York        United States        Fiduciary Services
                                        114 West 47th Street       Trust Company of
                                        New York, NY 10036         New York


Director,                               William V. Ferdinand       Managing Director    Asset Management,
Managing                                U.S. Trust Company         & CIO                Fiduciary Services
Director &                              225 High Ridge Road                             & Private Banking
CIO, CT                                 Stamford, CT 06905
Offices

Director,                               W. Michael Funck           President & CEO      Asset Management,
President &                             U.S. Trust Company                              Fiduciary Services
CEO, CT                                 225 High Ridge Road                             & Private Banking
Offices                                 Stamford, CT 06905

          (b) United States Trust Company of New York:

          United States Trust Company of New York ("U.S. Trust NY") is a full-service state-chartered bank located in New York, New York. Set forth below are the names and principal businesses of the trustees and certain senior executive officers of U.S. Trust NY, including those who are engaged in any other business, profession, vocation, or employment of a substantial nature.

Position
with U.S.                                     Principal         Type of
Trust NY                Name                 Occupation         Business
--------------  ---------------------  --------------------  -------------

Director        Eleanor Baum           Dean of School        Academic
                4 Arleigh Road         of Engineering,
                Great Neck, NY 11021   The Cooper Union for
                                       the Advancement of
                                       Science & Art

Director        Samuel C. Butler       Partner in Cravath,   Law Firm
                Cravath, Swaine        Swaine & Moore
                & Moore
                Worldwide Plaza
                825 Eighth Avenue
                New York, NY 10019

Director        Peter O. Crisp         Retired Chairman of   Venture
                103 Horseshoe Road     Venrock, Inc.         Capital
                Mill Neck, NY 11765

Director        Antonia M. Grumbach    Partner in Patterson, Law Firm
                Patterson, Belknap,    Belknap, Webb
                Webb & Tyler, LLP      & Tyler
                1133 Avenue of the
                Americas
                New York, NY 10036

Director,       H. Marshall Schwarz    Chairman of the       Asset Management,
Chairman        United States Trust    Board & Chief         Investment and
of the Board    Company of New York    Executive Officer of  Fiduciary Services
and Chief       114 West 47th Street   U.S. Trust Corp. and
Executive       New York, NY  10036    U.S. Trust Company of
Officer                                New York

Position
with U.S.                                           Principal              Type of
Trust NY             Name                           Occupation             Business
---------            ----                    ----------------------  ------------------


Director          Philippe de Montebello        Director of the         Art Museum
                  The Metropolitan Museum       Metropolitan
                    of Art                      Museum of Art
                  1000 Fifth Avenue
                  New York, NY  10028-0198

Director          John H. Stookey               Chairman of             Petrochemicals and
                  Suburban Propane Pts.         Suburban Propane Pts.   Propane
                  P.O. Box 455
                  Sheffield, MA 01257

Director          Robert N. Wilson              Vice Chairman of        Health Care
                  Johnson & Johnson             the Board of Johnson    Products
                  One Johnson &                 & Johnson
                    Johnson Plaza
                  New Brunswick, NJ 08933

Director          Peter L. Malkin               Chairman of             Law Firm
                  Wien & Malkin LLP             Wien & Malkin LLP
                  Lincoln Building
                  60 East 42nd Street
                  New York, NY 10165

Director          David A. Olsen                Retired Chairman of     Risk & Insurance
                  1120 Park Avenue              Johnson & Higgins       Services
                  New York, NY 10128

Director          Ruth A. Wooden                 President and CEO of       Not-for-Profit
                  60 Gramercy Park North         National Parenting
                    Apt. 2M                      Association
                  New York, NY 10016

Executive         Paul K. Napoli                 Executive                  Asset Management,
Vice              United States Trust            Vice President of          Investment and
President         Company of New York            U.S. Trust Corporation     Private Banking
                  114 West 47th Street           and United States Trust    Fiduciary Services
                  New York, NY 10036             Company of New York
Position
with U.S.                                                                  Principal                Type of
Trust NY                                          Name                    Occupation               Business
---------                                        -----                   -----------               --------
Director and                            Maribeth S. Rahe           Vice Chairman              Asset Management,
Vice Chairman                           United States Trust        of U.S. Trust Corporation  Investment and
                                        Company of New York        and United States Trust    Fiduciary Services
                                        114 West 47th Street       Company of New York
                                        New York, NY 10036

Director,                               Frederick B. Taylor        Vice Chairman and          Asset Management,
Vice Chairman and                       United States Trust        Chief Investment Of-       Investment and
Chief Investment                        Company of New York        ficer of U.S. Trust        Fiduciary Services
Officer                                 114 West 47th Street       Corporation and United
                                        New York, NY 10036         States Trust Company
                                                                   ** 11 of New York

Director,                               Jeffrey S. Maurer          President and              Asset Management,
President,                              United States Trust        Chief Operating            Investment and
and Chief                               Company of New York        Officer of U.S. Trust      Fiduciary Services
Operating                               114 West 47th Street       Corporation and United

Officer                                 New York, NY 10036         States Trust Company of
                                                                   New York


Executive                               John L. Kirby              Executive                  Asset Management,
Vice                                    United States Trust        Vice President and         Investment and
President                               Company of New York        Chief Financial            Fiduciary Services
and Chief                               114 West 47th Street       Officer of U.S. Trust
Financial                               New York, NY 10036         Corporation and United
Officer                                                            States Trust Company of
                                                                   New York

Executive                               Kenneth G. Walsh           Executive                  Asset Management,
Vice                                    United States Trust        Vice President of          Investment and
President                               Company of New York        U.S. Trust Corporation     Fiduciary Services
                                        114 West 47th Street       and United States Trust
                                        New York, NY 10036         Company of New York

Director                                Philip L. Smith            Corporate Director and     Consumer Goods
                                        P.O. Box 386               Trustee
                                        Ponte Verde Beach, FL 32004


Position with                                                              Principal                  Type of
U.S. Trust NY                                 Name                         Occupation                 Business
-------------                                -----                        -----------                ---------
Director                                Robert E. Denham           Partner in Manger, Tolls          Law Firm
                                        Manger, Tolls &            & Olson LLP
                                        Olson LLP
                                        355 South Grand Avenue
                                        35/th/ Floor
                                        Los Angeles, CA 90071-1560

Director                                Carl H. Pforzheimer, II    Managing Partner                  Broker-Dealer,
                                        Carl H. Pforzheimer & Co.                                    Investment
                                        650 Madison Avenue                                           Adviser
                                        23/rd/ Floor
                                        New York, NY 10022

Executive                               John M. Deignan            Executive                  Investment
Vice                                    United States Trust        Vice President             Management and
President                               Company of New York                                   Fiduciary Services;
                                        114 West 47th Street                                  Private Banking
                                        New York, NY 10036


ITEM 27. Principal Underwriters
         ----------------------

               (a) Edgewood Services, Inc., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Excelsior Funds, Inc., Excelsior Tax-Exempt Funds,
Inc., FTI Funds, FundManager Portfolios, Great Plains Funds, Old Westbury
Funds, Inc., The Riverfront Funds, Robertsons Stephens Investment Trust, WesMark Funds and WCT Funds.

(b)    Names and Principal     Positions and Offices with        Offices with
       Business Addresses           the Distributor                Registrant
       -------------------     --------------------------       ---------------
  Lawrence Caracciolo              Director and President,                  --
  5800 Corporate Drive             Edgewood Services, Inc.
  Pittsburgh, PA 15237- 7002

  Arthur L. Cherry                 Director,                                --
  5800 Corporate Drive             Edgewood Services, Inc.
  Pittsburgh, PA 15237- 7002

  J. Christopher Donahue           Director,                                --
  5800 Corporate Drive             Edgewood Services, Inc.
  Pittsburgh, PA 15237- 7002

  Thomas R. Donahue                Director and Executive Vice              --
  5800 Corporate Drive             President,
  Pittsburgh, PA 15237- 7002       Edgewood Services, Inc.

  Ernest L. Linane                 Vice President,                          --
  5800 Corporate Drive
  Pittsburgh, PA 15237- 7002       Edgewood Services, Inc.

  Christine T. Johnson             Vice President,                          --
  5800 Corporate Drive             Edgewood Services, Inc.
  Pittsburgh, PA 15237- 7002

  Denis McAuley, III               Treasurer,                               --
  5800 Corporate Drive             Edgewood Services, Inc
  Pittsburgh, PA 15237- 7002

  Timothy S. Johnson               Secretary,                               --
  5800 Corporate Drive             Edgewood Services, Inc.
  Pittsburgh, PA 15237- 7002

  Victor R. Siclari                Assistant Secretary,                     --
  5800 Corporate Drive             Edgewood Services, Inc.
  Pittsburgh, PA 15237- 7002

(c)    Not Applicable.

ITEM 28. Locations of Accounts and Records
         ---------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the Rules thereunder will be maintained at the offices of:

(1) United States Trust Company of New York, 114 West 47th Street, New York, New York 10036 (records relating to its functions as investment adviser and transfer agent).

(2) U.S. Trust Company, 225 High Ridge Road, East Building, Stamford, Connecticut 06905 (records relating to its function as investment adviser and co-administrator).

(3) U.S. Trust Company, N.A., 515 South Flower Street, Los Angeles, California 90071 (records relating to its function as investment adviser).

(4) Edgewood Services, Inc ., Clearing Operations, 5800 Corporate Drive, Pittsburgh, PA 15237-5829 (records relating to its function as distributor).

(5) Chase Global Funds Services Company, 73 Tremont Street, Boston, MA 02108-3913 (records relating to its functions as co-administrator and transfer agent).

(6) Federated Administrative Services, Federated Investors Tower, Pittsburgh, PA 15222-3779 (records relating to its function as co-administrator).

(7) The Chase Manhattan Bank, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245 (records relating to its function as custodian).

(8) Drinker Biddle & Reath LLP, One Logan Square, 18/th/ and Cherry Streets, Philadelphia, Pennsylvania 19103-6996 (Registrant's Articles of Incorporation, Bylaws, and Minute Books).

ITEM 29. Management Services
         -------------------

        Inapplicable.

ITEM 30. Undertakings
         ------------

         Not Applicable.

         Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of Registrant's latest available Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES
                                   ----------

          Pursuant to the requirements of the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of 1940, Excelsior Institutional Trust has duly caused this Post-Effective Amendment No. 19 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 26th day of May, 2000.

                         EXCELSIOR INSTITUTIONAL TRUST
                         Registrant


                         /s/ Frederick S. Wonham
                         --------------------------------------------
                         Frederick S. Wonham, President and Treasurer
                         (Signature and Title)

          Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 19 to Excelsior Institutional Trust's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


Signature                       Title             Date
-------------------------  ----------------  ---------------
/s/ Frederick S. Wonham    Chairman of the
-------------------------
Frederick S. Wonham        Board, President    May 26, 2000
                           and Treasurer

* Joseph H. Dugan
-------------------------
Joseph H. Dugan            Trustee             May 26, 2000

_________________________
Donald L. Campbell         Trustee             May 26, 2000

* Wolfe J. Frankl
-------------------------
Wolfe J. Frankl            Trustee             May 26, 2000

* Robert A. Robinson
-------------------------
Robert A. Robinson         Trustee             May 26, 2000

* Alfred Tannachion
-------------------------
Alfred Tannachion          Trustee             May 26, 2000

* Rodman L. Drake
-------------------------
Rodman L. Drake            Trustee             May 26, 2000

* Jonathan Piel
-------------------------
Jonathan Piel              Trustee             May 26, 2000

*By: /s/ W. Bruce McConnel
   -----------------------

   W. Bruce McConnel
   -----------------
   Attorney-in-Fact

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 19, 2000        /s/ Alfred C. Tannachion
                           ------------------------
                           Alfred C. Tannachion

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.


Dated: May 19, 2000        /s/ Joseph H. Dugan
                           -------------------
                           Joseph H. Dugan

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 19, 2000        /s/ Robert A. Robinson
                           ----------------------
                           Robert A. Robinson

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 19, 2000        /s/ Wolfe J. Frankl
                           -------------------
                           Wolfe J. Frankl

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints
W. Bruce McConnel, III his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and said attorney shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorney may lawfully do or cause to be done by virtue hereof.



Dated: May 19, 2000        /s/ Frederick S. Wonham
                           ------------------------
                           Frederick S. Wonham

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 19, 2000        /s/ Rodman L. Drake
                           -------------------
                           Rodman L. Drake

                             EXCELSIOR FUNDS, INC.
                       EXCELSIOR TAX-EXEMPT FUNDS, INC.
                         EXCELSIOR INSTITUTIONAL TRUST



                               POWER OF ATTORNEY
                               -----------------


          KNOWN ALL MEN BY THESE PRESENTS, that the undersigned hereby appoints Frederick S. Wonham and W. Bruce McConnel, III, and either of them, his true and lawful attorney-in-fact and agent with full power of substitution and resubstitution, for him and in his name, place and stead, in his capacity as director/trustee or officer, or both, to execute amendments to Excelsior Funds, Inc.'s, Excelsior Tax-Exempt Funds, Inc.'s and Excelsior Institutional Trust's (collectively, the "Companies") respective Registration Statements on Form N-1A pursuant to the Investment Company Act of 1940, as amended, and the Securities Act of 1933, as amended (the "Acts") and all instruments necessary or incidental in connection therewith pursuant to said Acts and any rules, regulations, or requirements of the Securities and Exchange Commission in respect thereof, and to file the same with the Securities and Exchange Commission, and either of said attorneys shall have full power and authority, to do and perform in the name and on behalf of the undersigned in any and all capacities, every act whatsoever requisite or necessary to be done, as fully and to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that either of said attorneys may lawfully do or cause to be done by virtue hereof.



Dated: May 19, 2000        /s/ Jonathan Piel
                           -----------------
                           Jonathan Piel

                         EXCELSIOR INSTITUTIONAL TRUST

                                 EXHIBIT INDEX


EXHIBIT             EXHIBIT NO.
-------             -----------

(h)(5) Credit Agreement dated December 27, 1999 by and among Registrant, Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc., Excelsior Tax-Exempt Funds, Inc., The Chase Manhattan Bank and the other lenders thereunder.

(h)(6) Form of Waiver and Reimbursement Agreement among Registrant, United States Trust Company of New York and U.S. Trust Company.

(j)(1)         Consent of Drinker Biddle & Reath LLP.



(m)            Amended and Restated Distribution Plan and Form of Distribution
               Agreement.

(n) Amended and Restated Plan Pursuant to Rule 18f-3 for Operation of a Multi-Class System.

(p)(1)         Code of Ethics of the Registrant.

(p)(2) Code of Ethics of U.S. Trust Corporation (including U.S. Trust Company and United States Trust Company of New York).

(p)(3)         Code of Ethics of Edgewood Services, Inc.